UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EXTENDED MARKET INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED
MARCH 31, 2006


[LOGO OF USAA]
    USAA(R)

                              USAA EXTENDED MARKET
                                    INDEX Fund

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                       1st Quarter   Portfolio of Investments

--------------------------------------------------------------------------------
   MARCH 31, 2006

                                                                      (Form N-Q)

 INTRODUCTION
=============-------------------------------------------------------------------

USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2006 (UNAUDITED)

        USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

        The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P
        500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full Cap) measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Composite Index (Full Cap), less the stocks in the S&P 500 Index.

        USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by Fund Asset Management, L.P. (FAM) with a substantially similar investment objective.

        FUND INVESTMENT
        ---------------

        At March 31, 2006, the Fund's investment in the Series was $209,519,467, at value, representing 73.13% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

        Following is the Portfolio of Investments of the Series as of March 31, 2006.
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MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
  COMMON STOCKS

  AEROSPACE - 0.6%
   200    Aerosonic Corp.(a)                                           $      1,710
 1,900    Armor Holdings, Inc.(a)                                           110,751
 2,900    Crane Co.                                                         118,929
 1,500    Cubic Corp.                                                        35,910
 1,633    DRS Technologies, Inc.                                             89,603
 2,200    EDO Corp.                                                          67,870
   400    ESCO Technologies, Inc.(a)                                         20,260
 1,200    EnPro Industries, Inc.(a)                                          41,160
   700    Esterline Technologies Corp.(a)                                    29,925
 7,400    Garmin Ltd.(f)                                                    587,782
 3,100    GenCorp, Inc.(a)                                                   63,705
 1,792    Heico Corp. Class A                                                48,796
 2,700    KVH Industries, Inc.(a)                                            29,889
 1,500    Kaman Corp. Class A                                                37,740
   400    MTC Technologies, Inc.(a)                                          11,196
 1,200    Metrologic Instruments, Inc.(a)                                    27,756
   700    SatCon Technology Corp.(a)                                          1,610
   500    Spacehab, Inc.(a)                                                     465
 1,900    Teledyne Technologies, Inc.(a)                                     67,640
    41    Timco Aviation Services, Inc.(a)                                      174
 3,400    Trimble Navigation Ltd.(a)                                        153,170
 2,100    Veeco Instruments, Inc.(a)                                         49,035
                                                                       ------------
                                                                          1,595,076
                                                                       ------------
  AIR TRANSPORT - 0.6%
 1,900    AAR Corp.(a)                                                       54,112
10,200    AMR Corp.(a)                                                      275,910
 3,500    AirTran Holdings, Inc.(a)                                          63,385
 1,500    Alaska Air Group, Inc.(a)                                          53,175
 1,800    Aviall, Inc.(a)                                                    68,544
 1,200    Aviation General, Inc.(a)                                               -
 4,870    Continental Airlines, Inc. Class B(a)                             131,003
 2,595    EGL, Inc.(a)                                                      116,775
 1,600    ExpressJet Holdings, Inc.(a)                                       11,904
 2,100    Frontier Airlines, Inc.(a)                                         16,170
   700    Great Lakes Aviation Ltd.(a)                                          798
 7,302    Hawaiian Holdings, Inc.(a)                                         38,043
 4,975    JetBlue Airways Corp.(a)(f)                                        53,332
   900    LMI Aerospace, Inc.(a)                                             16,326
 1,200    MAIR Holdings, Inc.(a)                                              5,616
 1,900    Mesa Air Group, Inc.(a)                                            21,736
   800    Midwest Air Group, Inc.(a)                                          5,280
   700    PHI, Inc.(a)                                                       25,704
 1,300    Pinnacle Airlines Corp.(a)                                          8,658
   100    Republic Airways Holdings, Inc.(a)                                  1,481
 3,500    Skywest, Inc.                                                     102,445
14,530    UAL Corp.(a)(f)                                                   580,183
 3,359    US Airways Group, Inc.(a)                                         134,360
   200    Vanguard Airlines, Inc.(a)                                              -
                                                                       ------------
                                                                          1,784,940
                                                                       ------------
  APPAREL - 0.9%
   950    Aeropostale, Inc.(a)                                               28,652
 3,400    Ashworth, Inc.(a)                                                  33,762
 6,250    bebe Stores, Inc.                                                 115,125
 1,200    Brown Shoe Co., Inc.                                               62,976
   700    The Buckle, Inc.                                                   28,665
 2,900    CROCS, Inc.(a)(f)                                                  72,935
   900    Cache, Inc.(a)                                                     16,506
   400    Cherokee, Inc.                                                     16,108
 2,400    Columbia Sportswear Co.(a)                                        127,992
 4,300    DHB Industries, Inc.(a)                                            20,554
 1,500    Deckers Outdoor Corp.(a)(f)                                        60,810
   600    Escalade, Inc.                                                      6,654
   600    Finlay Enterprises, Inc.(a)                                         6,156
 4,117    Fossil, Inc.(a)                                                    76,494
 1,800    GSI Commerce, Inc.(a)                                              30,600
 1,700    Guess?, Inc.(a)                                                    66,487
   600    Hampshire Group Ltd.(a)                                            12,264
 2,100    Hartmarx Corp.(a)                                                  18,711
 4,300    Iconix Brand Group, Inc.(a)                                        62,565
 1,900    The J. Jill Group, Inc.(a)                                         45,429
 1,656    Jos. A. Bank Clothiers, Inc.(a)                                    79,405
 1,600    K-Swiss, Inc. Class A                                              48,224
 1,600    Kellwood Co.                                                       50,224
 1,100    Kenneth Cole Productions, Inc. Class A                             30,470
   500    Lacrosse Footwear, Inc.(a)                                          6,035
   800    Mossimo, Inc.(a)                                                    4,360
   300    Mothers Work, Inc.(a)                                               7,206
 2,000    New York & Co.(a)                                                  29,880
 1,600    Oxford Industries, Inc.                                            81,808
   600    Perry Ellis International, Inc.(a)                                 13,578
 2,000    Phillips-Van Heusen Corp.                                          76,420
 1,000    Phoenix Footwear Group, Inc.(a)                                     5,900
 5,300    Polo Ralph Lauren Corp.                                           321,233
 1,400    Quaker Fabric Corp.(a)                                              1,890
 7,500    Quiksilver, Inc.(a)                                               103,950
 1,000    Rocky Shoes & Boots, Inc.(a)                                       26,400
 2,400    Russell Corp.                                                      33,120
 2,300    Skechers U.S.A., Inc. Class A(a)                                   57,339
 1,500    Stage Stores, Inc.                                                 44,625
   800    Steven Madden Ltd.                                                 28,400
 2,400    Stride Rite Corp.                                                  34,752
 1,500    Superior Uniform Group, Inc.                                       16,515
   200    Tandy Brands Accessories, Inc.                                      2,060
 4,000    Timberland Co. Class A(a)                                         136,920
 2,700    True Religion Apparel, Inc.(a)                                     49,869
 4,100    Under Armour, Inc. Class A(a)(f)                                  132,840
 3,200    Unifi, Inc.(a)                                                     10,688
 1,400    Volcom Inc.(a)                                                     49,742
 2,700    The Warnaco Group, Inc.(a)                                         64,800
   300    Weyco Group, Inc.                                                   6,750
 3,600    Wolverine World Wide, Inc.                                         79,668
                                                                       ------------
                                                                          2,544,516
                                                                       ------------

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MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
  BANKS - 4.2%
   800    Alabama National Bancorporation                              $     54,720
   200    Ameriana Bancorp                                                    2,600
   400    American National Bankshares, Inc.                                  9,396
   600    AmericanWest Bancorp(a)                                            15,882
   720    Ameris Bancorp                                                     16,747
   444    Arrow Financial Corp.                                              12,166
 7,759    Associated Banc-Corp.                                             263,651
 1,200    BCSB Bankcorp, Inc.                                                15,300
 1,000    The Banc Corp.(a)                                                  11,850
   800    Bancfirst Corp.                                                    34,880
 4,100    Bancorpsouth, Inc.                                                 98,441
 3,800    Bank Mutual Corp.                                                  44,992
   525    Bank of Granite Corp.                                              10,642
 3,500    Bank of Hawaii Corp.                                              186,585
 3,500    BankAtlantic Bancorp, Inc. Class A                                 50,365
   200    Bar Harbor Bankshares                                               6,300
   300    Berkshire Bancorp, Inc.                                             4,983
 2,500    Boston Private Financial Holdings, Inc.                            84,475
 3,499    Brookline Bancorp, Inc.                                            54,199
   500    Bryn Mawr Bank Corp.                                               11,085
   800    CFS Bancorp, Inc.                                                  11,984
   300    Camden National Corp.                                              11,520
 1,100    Capital Bank Corp.                                                 17,875
   625    Capital City Bank Group, Inc.                                      22,219
   420    Capitol Bancorp Ltd.                                               19,635
 4,640    Capitol Federal Financial                                         149,872
   210    Carrollton Bancorp                                                  3,349
 1,000    Cascade Bancorp                                                    29,270
   546    Center Bancorp, Inc.                                                6,497
 1,300    Century Bancorp, Inc. Class A                                      37,739
 1,113    Chemical Financial Corp.                                           35,961
 2,333    Chittenden Corp.                                                   67,587
 3,300    Citizens Banking Corp.                                             88,605
 2,428    Citizens South Banking Corp.                                       30,787
 1,500    City Holding Co.                                                   55,185
 2,800    City National Corp.                                               215,012
   300    CityBank                                                           13,869
   980    Clifton Savings Bancorp, Inc.                                      10,476
 1,250    CoBiz, Inc.                                                        25,750
 7,555    The Colonial BancGroup, Inc.                                      188,875
 1,830    Columbia Banking System, Inc.                                      61,232
   100    Comm Bancorp, Inc.                                                  4,200
 6,020    Commerce Bancorp, Inc.                                            220,633
 4,604    Commerce Bancshares, Inc.                                         237,889
   356    Commercial Bankshares, Inc.                                        12,560
   100    Commercial National Financial Corp.                                 1,980
 1,600    Community Bank System, Inc.                                        35,728
 1,148    Community Banks, Inc.                                              32,672
   880    Community Trust Bancorp, Inc.                                      29,832
 1,500    Corus Bankshares, Inc.                                             89,160
 3,440    Cullen/Frost Bankers, Inc.                                        184,900
 6,350    Doral Financial Corp.                                              73,342
 3,690    East-West Bancorp, Inc.                                           142,250
   400    EuroBancshares, Inc.(a)                                             4,716
   250    Exchange National Bancshares, Inc.                                  7,420
   300    FNB Corp., North Carolina                                           6,126
 2,985    FNB Corp., Pennsylvania                                            51,044
   300    FNB Corp., Virginia                                                10,194
 1,406    FNB Financial Services Corp.                                       22,566
   300    Farmers Capital Bank Corp.                                          9,627
   100    Financial Institutions, Inc.                                        1,889
   600    First BanCorp, North Carolina                                      13,428
 4,700    First BanCorp, Puerto Rico                                         58,092
   750    First Busey Corp.                                                  15,825
 4,000    First Cash Financial Services, Inc.(a)                             79,960
 1,300    First Charter Corp.                                                32,110
   600    First Citizens BancShares, Inc. Class A                           115,800
 3,300    First Commonwealth Financial Corp.                                 48,378
 1,200    First Federal Bancshares of Arkansas, Inc.                         30,888
 2,510    First Financial Bancorp                                            41,766
   466    First Financial Bankshares, Inc.                                   17,848
   297    First Financial Service Corp.                                       8,907
   300    First M&F Corp.                                                    10,440
   215    First Merchants Corp.                                               5,702
 2,675    First Midwest Bancorp, Inc.                                        97,825
 1,210    First Mutual Bancshares, Inc.                                      31,158
 6,906    First Niagara Financial Group, Inc.                               101,242
   450    First Oak Brook Bancshares, Inc.                                   12,037
   200    The First of Long Island Corp.                                      8,450
 1,200    First Republic Bank                                                45,384
   400    First South Bancorp, Inc.                                          15,148
 2,300    First State Bancorporation                                         61,088
 1,084    FirstBank NW Corp.                                                 19,935
 4,900    FirstMerit Corp.                                                  120,834
   500    Flag Financial Corp.                                                8,875
 1,200    Franklin Bank Corp.(a)                                             23,076
   600    Frontier Financial Corp.                                           19,824
10,868    Fulton Financial Corp.                                            186,930
   661    German American Bancorp                                             8,884
 4,400    Gold Banc Corp., Inc.                                              80,608
   600    Great Southern Bancorp, Inc.                                       17,328
 2,964    Greater Bay Bancorp                                                82,221
   445    Greater Community Bancorp                                           6,786
 1,600    Hancock Holding Co.                                                74,432
 2,856    Hanmi Financial Corp.                                              51,579
 1,400    Harbor Florida Bancshares, Inc.                                    53,018
 1,618    Harleysville National Corp.                                        36,793
   700    Heritage Commerce Corp.                                            17,500
 1,200    Home Federal Bancorp                                               32,376
   500    Horizon Financial Corp.                                            12,780
37,894    Hudson City Bancorp, Inc.                                         503,611
     7    Huntington Bancshares, Inc.                                           169
   800    Independent Bank Corp.                                             25,720
 1,000    Integra Bank Corp.                                                 22,860
   975    Interchange Financial Services Corp.                               18,525
 2,175    Internet Capital Group, Inc.(a)                                    20,489
 1,500    Irwin Financial Corp.                                              28,995
 2,500    Jefferson Bancshares, Inc.                                         33,725
 4,000    Kearny Financial Corp.                                             54,920

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
   500    LSB Bancshares, Inc.                                         $      9,000
   200    Lakeland Financial Corp.                                            9,350
   250    MASSBANK Corp.                                                      8,223
 1,100    Main Street Banks, Inc.                                            28,468
   363    MainSource Financial Group, Inc.                                    6,861
   300    Mercantile Bank Corp.                                              11,730
 7,149    Mercantile Bankshares Corp.                                       274,879
   350    Merchants Bancshares, Inc.                                          8,592
 1,400    Mid-State Bancshares                                               41,202
 1,000    Midwest Banc Holdings, Inc.                                        25,940
 1,460    NBT Bancorp, Inc.                                                  33,945
 3,200    Nara Bancorp, Inc.                                                 56,160
   983    National Penn Bancshares, Inc.                                     20,918
 2,900    Netbank, Inc.                                                      20,996
 5,400    NewAlliance Bancshares, Inc.                                       77,922
 1,200    NewMil Bancorp, Inc.                                               35,580
 1,500    North Valley Bancorp                                               26,940
   300    Northern States Financial Corp.                                     6,600
   150    Norwood Financial Corp.                                             4,800
   700    OceanFirst Financial Corp.                                         17,150
   875    Ohio Valley Banc Corp.                                             22,203
 4,332    Old National Bancorp                                               93,744
 1,000    Old Second Bancorp, Inc.                                           32,830
   546    Omega Financial Corp.                                              18,488
 1,294    Oriental Financial Group                                           18,698
 2,460    PFF Bancorp, Inc.                                                  82,927
 1,000    Pamrapo Bancorp, Inc.                                              20,800
   830    Park National Corp.                                                88,395
   300    Parkvale Financial Corp.                                            8,370
   363    Peapack Gladstone Financial Corp.                                   9,296
   800    Pennfed Financial Services, Inc.                                   15,336
   200    Peoples Bancorp                                                     4,148
   595    Peoples Bancorp, Inc.                                              17,850
   220    Peoples Bancorp of North Carolina, Inc.                             5,940
 1,120    Peoples Banctrust Co., Inc.                                        20,720
 8,013    People's Bank                                                     262,426
 1,200    Peoples Financial Corp.                                            22,572
   400    Placer Sierra Bancshares                                           11,420
17,239    Popular, Inc.                                                     357,882
 1,700    PrivateBancorp, Inc.                                               70,533
 1,100    Prosperity Bancshares, Inc.                                        33,231
 2,856    Provident Bankshares Corp.                                        104,101
 2,603    Provident New York Bancorp                                         33,761
 3,300    Prudential Bancorp, Inc. of Pennsylvania                           44,550
 3,773    Republic Bancorp, Inc.                                             45,427
 1,284    Republic Bancorp, Inc. Class A                                     26,091
 2,600    Republic First Bancorp, Inc.(a)                                    38,168
   748    Royal Bancshares of Pennsylvania Class A                           18,341
 1,500    S&T Bancorp, Inc.                                                  54,870
 6,000    S1 Corp.(a)                                                        30,240
 2,275    SVB Financial Group(a)                                            120,689
   200    SY Bancorp, Inc.                                                    5,284
   750    Sandy Spring Bancorp, Inc.                                         28,492
   151    Savannah Bancorp, Inc.                                              5,305
   870    Seacoast Banking Corp. of Florida                                  25,326
   300    Shore Bancshares, Inc.                                             10,389
 1,700    Signature Bank(a)                                                  55,403
   400    Simmons First National Corp. Class A                               11,904
 5,904    Sky Financial Group, Inc.                                         156,456
 4,455    The South Financial Group, Inc.                                   116,498
   800    Southwest Bancorp, Inc.                                            17,792
   132    Southwest Georgia Financial Corp.                                   3,234
   525    State Bancorp, Inc.                                                 8,027
 1,105    Sterling Bancorp                                                   22,763
 3,950    Sterling Bancshares, Inc.                                          71,297
   700    Suffolk Bancorp                                                    24,290
   700    Summit Bancshares, Inc.                                            13,489
 1,037    Sun Bancorp, Inc.(a)                                               20,221
 2,572    Susquehanna Bancshares, Inc.                                       66,280
 8,790    TCF Financial Corp.                                               226,343
14,414    TD Banknorth, Inc.                                                423,051
 1,400    Texas Capital Bancshares, Inc.(a)                                  33,600
 4,098    Texas Regional Bancshares, Inc. Class A                           120,835
   484    Tompkins Trustco, Inc.                                             23,305
   900    Trico Bancshares                                                   25,488
 4,160    TrustCo Bank Corp. NY                                              50,627
 3,400    Trustmark Corp.                                                   107,576
 5,250    UCBH Holdings, Inc.                                                99,330
 1,310    UMB Financial Corp.                                                92,001
   983    USB Holding Co., Inc.                                              22,550
 3,736    Umpqua Holdings Corp.                                             106,476
   500    Union Bankshares Corp.                                             22,855
 9,200    UnionBanCal Corp.                                                 645,472
   306    United Bancorp, Inc.                                                3,289
 3,400    United Bankshares, Inc.                                           130,118
 1,632    United Community Financial Corp.                                   19,780
 1,200    Vail Banks, Inc.                                                   19,332
 7,050    Valley National Bancorp                                           180,621
   831    Virginia Commerce Bancorp(a)                                       29,874
   500    WSFS Financial Corp.                                               31,415
   800    Washington Trust Bancorp, Inc.                                     22,456
 1,300    WesBanco, Inc.                                                     42,653
   800    West Coast Bancorp                                                 22,360
 1,900    Westamerica Bancorporation                                         98,648
 1,300    Western Alliance Bancorp(a)                                        48,295
 3,625    Whitney Holding Corp.                                             128,542
 3,900    Wilmington Trust Corp.                                            169,065
 1,550    Wintrust Financial Corp.                                           90,163
 1,500    Yardville National Bancorp                                         55,200
                                                                       ------------
                                                                         11,898,628
                                                                       ------------
  BUSINESS MACHINES - 1.8%
21,790    3Com Corp.(a)                                                     111,565
   600    3D Systems Corp.(a)                                                12,822
 3,700    ActivIdentity Corp.(a)                                             15,503
 9,400    Adaptec, Inc.(a)                                                   51,982
 5,200    Advanced Digital Information Corp.(a)                              45,656
 5,000    American Software Class A                                          36,350
   900    Analogic Corp.                                                     59,580

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
   900    Applied Films Corp.(a)                                       $     17,487
 2,500    Arbitron, Inc.                                                     84,550
 3,100    Artesyn Technologies, Inc.(a)                                      33,945
 1,915    Avici Systems, Inc.(a)                                              8,522
 2,700    Avocent Corp.(a)                                                   85,698
25,540    BEA Systems, Inc.(a)                                              335,340
 1,400    Black Box Corp.                                                    67,270
 4,800    Borland Software Corp.(a)                                          25,920
   600    California First National Bancorp                                   8,676
 1,750    Charles & Colvard Ltd.                                             18,952
   700    Communication Intelligence(a)                                         301
 1,900    Computer Horizons Corp.(a)                                          9,500
 3,900    Concurrent Computer Corp.(a)                                       12,597
 2,100    Convera Corp.(a)                                                   20,118
 5,100    Cray, Inc.(a)(f)                                                    9,231
 3,800    Diebold, Inc.                                                     156,180
   200    Digi International, Inc.(a)                                         2,334
 3,600    Digital Lightwave, Inc.(a)(f)                                       2,088
 3,100    Emageon, Inc.(a)                                                   52,669
    30    Exabyte Corp.(a)                                                       17
 4,051    Fair Isaac Corp.                                                  160,501
   900    Flow International Corp.(a)                                        11,853
 7,900    Foundry Networks, Inc.(a)                                         143,464
 2,900    Hanger Orthopedic Group, Inc.(a)                                   20,155
 3,000    Hypercom Corp.(a)                                                  27,900
 8,200    IKON Office Solutions, Inc.                                       116,850
 4,900    Immersion Corp.(a)                                                 42,532
 4,400    Input/Output, Inc.(a)                                              42,724
 4,570    Integrated Device Technology, Inc.(a)                              67,910
 2,616    Intergraph Corp.(a)                                               108,983
 2,200    InterVoice, Inc.(a)                                                18,942
 3,060    Iomega Corp.(a)                                                    10,037
 6,800    Island Pacific, Inc.(a)(f)                                            816
32,247    Juniper Networks, Inc.(a)                                         616,563
 3,500    LTX Corp.(a)                                                       18,900
 2,100    Lantronix, Inc.(a)                                                  4,872
 2,000    MIPS Technologies, Inc.(a)                                         14,920
   200    MTI Technology Corp.(a)                                               270
14,412    Maxtor Corp.(a)                                                   137,779
 8,010    McData Corp.(a)                                                    37,006
11,349    Microchip Technology, Inc.                                        411,969
 2,500    Micros Systems, Inc.(a)                                           115,175
 6,200    Napster Inc.(a)                                                    20,956
 7,500    Network Engines, Inc.(a)                                           23,250
 1,500    Omnicell, Inc.(a)                                                  17,085
 3,926    Palm, Inc.(a)(f)                                                   90,926
 3,385    Premiere Global Services, Inc.(a)                                  27,249
 2,200    Rackable Systems, Inc.(a)                                         116,270
 5,743    Salesforce.com, Inc.(a)                                           208,643
 8,990    Sandisk Corp.(a)                                                  517,105
   600    Scansource, Inc.(a)                                                36,246
   300    Scientific Technologies, Inc.(a)                                    2,310
 3,200    Sigma Designs, Inc.(a)                                             46,688
   445    SumTotal Systems, Inc.(a)                                           2,247
 5,655    Sybase, Inc.(a)                                                   119,434
 1,700    Tech Data Corp.(a)                                                 62,747
11,100    Total System Services, Inc.                                       221,112
   940    Transact Technologies, Inc.(a)                                      8,883
 2,700    VeriFone Holdings, Inc.(a)                                         81,783
 2,075    Vitria Technology, Inc.(a)                                          6,038
 3,250    Web.com, Inc.(a)                                                   19,272
 3,100    White Electronic Designs Corp.(a)                                  18,166
                                                                       ------------
                                                                          5,061,384
                                                                       ------------
  BUSINESS SERVICES - 9.9%
 5,940    24/7 Real Media, Inc.(a)                                           62,132
   600    4Kids Entertainment, Inc.(a)                                       10,314
 4,900    @Road Inc.(a)                                                      24,843
 2,900    ABM Industries, Inc.                                               55,593
 2,500    AMICAS, Inc.(a)                                                    11,800
 3,320    AMN Healthcare Services, Inc.(a)                                   62,150
11,100    Aastrom Biosciences, Inc.(a)(f)                                    22,422
55,300    Accenture Ltd. Class A                                          1,662,871
 3,700    Actuate Corp.(a)                                                   15,725
    40    Adept Technology, Inc.(a)                                             400
 5,290    Adesa, Inc.                                                       141,455
 1,800    Administaff, Inc.                                                  97,848
 2,500    Advent Software, Inc.(a)                                           71,050
 1,000    The Advisory Board Co.(a)                                          55,770
 1,800    Advo, Inc.                                                         57,600
 2,600    Aether Holdings, Inc.(a)                                           10,010
 2,060    Affymetrix, Inc.(a)                                                67,836
 3,100    Agile Software Corp.(a)                                            23,653
 8,800    Akamai Technologies, Inc.(a)                                      289,432
 1,800    Aksys Ltd.(a)(f)                                                    2,250
 2,300    Alderwoods Group, Inc.(a)                                          41,170
 3,400    Alfacell Corp.(a)                                                  12,512
 4,000    Alliance Data Systems Corp.(a)                                    187,080
 1,000    The Allied Defense Group, Inc.(a)                                  21,950
 2,500    Alteon, Inc.(a)                                                       550
 1,600    Altiris, Inc.(a)                                                   35,216
   600    Ambassadors International, Inc.                                    10,896
 2,660    American Ecology Corp.                                             54,211
    48    American Independence Corp.(a)                                        576
 2,000    American Reprographics Co.(a)                                      69,380
 1,100    American Superconductor Corp.(a)                                   12,485
   200    Analysts International Corp.(a)                                       558
   500    Angelica Corp.                                                     10,260
   500    Ansoft Corp.(a)                                                    20,845
 2,600    answerthink, Inc.(a)                                               16,718
 2,600    Ansys, Inc.(a)                                                    140,790
 1,400    Anteon International Corp.(a)                                      76,384
 4,445    aQuantive, Inc.(a)                                                104,635
11,290    Aramark Corp.                                                     333,507
   900    Arbinet-Thexchange Inc.(a)                                          6,624
 3,854    Ariba, Inc.(a)                                                     37,692
17,071    Art Technology Group, Inc.(a)                                      54,798
    12    Artemis International Solutions Corp.(a)                               18
 5,300    Aspen Technology, Inc.(a)                                          67,045

6

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 7,200    Atari Inc.(a)                                                $      4,608
 3,300    Audible, Inc.(a)(f)                                                34,683
 2,000    Authentidate Holding Corp.(a)                                       7,800
 6,900    The BISYS Group, Inc.(a)                                           93,012
   900    Bankrate, Inc.(a)                                                  39,204
   102    Baran Group Ltd.(a)                                                   592
   600    Barrett Business Services(a)                                       16,200
 9,900    BearingPoint, Inc.(a)                                              84,051
   300    Bestway, Inc.(a)                                                    2,103
   648    Blackbaud, Inc.                                                    13,731
   500    Blackboard, Inc.(a)                                                14,205
 1,270    Blue Coat Systems, Inc.(a)                                         27,610
   100    Bottomline Technologies, Inc.(a)                                    1,373
 2,100    Bowne & Co., Inc.                                                  35,007
 1,400    Bright Horizons Family Solutions, Inc.(a)                          54,222
 3,300    The Brink's Co.                                                   167,508
 1,988    BroadVision, Inc.(a)(f)                                               895
15,300    Brocade Communications Systems, Inc.(a)                           102,204
 2,600    Brookdale Senior Living, Inc.                                      98,150
 1,150    Bsquare Corp.(a)                                                    3,381
 1,800    CACI International, Inc. Class A(a)                               118,350
 4,545    CBIZ, Inc.(a)                                                      36,360
 1,200    CDI Corp.                                                          34,524
 4,745    CDW Corp.                                                         279,243
 1,100    CRA International, Inc.(a)                                         54,186
 3,865    CSG Systems International Inc.(a)                                  89,900
    46    Callwave, Inc.(a)                                                     205
 3,468    Career Education Corp.(a)                                         130,848
 1,500    Carreker Corp.(a)                                                   9,645
 1,200    Casella Waste Systems, Inc.(a)                                     17,052
 2,400    Catalina Marketing Corp.                                           55,440
   500    Catapult Communications Corp.(a)                                    6,650
 4,600    Cbeyond Communications, Inc.(a)                                    81,190
 3,550    Cell Genesys, Inc.(a)(f)                                           28,329
 8,500    Ceridian Corp.(a)                                                 216,325
 4,400    Cerner Corp.(a)                                                   208,780
 4,790    CheckFree Corp.(a)                                                241,895
 1,400    Chemed Corp.                                                       83,076
   900    Chipotle Mexican Grill, Inc. Class A(a)                            49,851
 5,333    ChoicePoint, Inc.(a)                                              238,652
 4,300    Chordiant Software, Inc.(a)                                        15,007
 3,800    Ciber, Inc.(a)                                                     24,244
 1,600    Clean Harbors, Inc.(a)                                             47,472
19,300    Clear Channel Outdoor Holdings, Inc. Class A(a)                   452,585
 1,700    Click Commerce, Inc.(a)(f)                                         40,698
 4,000    Cogent, Inc.(a)                                                    73,360
 7,500    Cognizant Technology Solutions Corp.(a)                           446,175
 1,700    Collectors Universe(a)                                             23,783
 1,300    Computer Programs & Systems, Inc.                                  65,000
 1,900    Concur Technologies, Inc.(a)                                       35,207
 3,400    Connetics Corp.(a)                                                 57,562
 5,250    Copart, Inc.(a)                                                   144,112
 7,406    Corillian Corp.(a)                                                 28,809
 5,035    Corinthian Colleges, Inc.(a)                                       72,504
   800    Cornell Cos., Inc.(a)                                              11,552
 2,500    Corporate Executive Board Co.                                     252,250
 1,100    CoStar Group, Inc.(a)                                              57,079
   337    Courier Corp.                                                      14,943
 1,400    Covansys Corp.(a)                                                  24,066
   225    Critical Path, Inc.(a)                                                 72
 1,900    Cross Country Healthcare, Inc.(a)                                  36,784
 8,700    CuraGen Corp.(a)                                                   43,587
 1,900    Cybersource Corp.(a)                                               21,204
 1,000    DSL.Net, Inc.(a)                                                       54
 4,900    DST Systems, Inc.(a)                                              283,906
   100    Deltathree, Inc. Class A(a)                                           288
 3,600    Deluxe Corp.                                                       94,212
 2,100    Dendrite International, Inc.(a)                                    28,665
 4,000    DeVry, Inc.(a)                                                     91,080
 4,100    Digimarc Corp.(a)                                                  30,627
 4,400    Digital Generation Systems(a)                                       3,080
 2,500    Digital Insight Corp.(a)                                           91,000
 1,500    Digital River, Inc.(a)                                             65,415
 3,279    Digitas, Inc.(a)                                                   47,218
17,634    Discovery Holding Co.(a)                                          264,510
 1,200    Discovery Partners International, Inc.(a)                           2,916
 2,400    Diversa Corp.(a)                                                   21,864
 2,500    DocuCorp International, Inc.(a)                                    20,650
 2,800    Dollar Financial Corp.(a)                                          49,784
 3,900    Dot Hill Systems Corp.(a)                                          27,690
 4,000    Dun & Bradstreet Corp.(a)                                         306,720
 3,000    Dyax Corp.(a)                                                      17,400
 1,100    EPIQ Systems, Inc.(a)                                              20,900
 1,775    EVCI Career Colleges Holding Corp.(a)                               2,574
 9,200    Earthlink, Inc.(a)                                                 87,860
    50    EasyLink Services Corp. Class A(a)                                     33
 2,500    Echelon Corp.(a)                                                   23,600
 2,600    Eclipsys Corp.(a)                                                  61,386
 1,200    eCollege.com, Inc.(a)                                              22,608
   600    Ediets.Com, Inc.(a)                                                 3,186
   700    Educate, Inc.(a)                                                    5,964
 4,200    Education Management Corp.(a)                                     174,720
 3,100    eFunds Corp.(a)                                                    80,104
    20    Egain Communications Corp.(a)                                          34
    40    eLoyalty Corp.(a)                                                     617
 1,600    Embarcadero Technologies, Inc.(a)                                  11,200
18,692    Emdeon Corp.(a)                                                   201,874
 9,400    eMerge Interactive, Inc. Class B(a)                                 3,807
 3,300    Encysive Pharmaceuticals, Inc.(a)                                  16,137
 3,000    Ennis, Inc.                                                        58,500
 2,900    Entrust, Inc.(a)                                                   13,050
 2,900    Epicor Software Corp.(a)                                           38,947
 2,975    eResearch Technology, Inc.(a)                                      42,810
 2,700    Essex Corp.(a)                                                     59,454
 1,845    Euronet Worldwide, Inc.(a)                                         69,796
     2    Evolve Software, Inc.(a)                                                -
 3,200    Evolving Systems, Inc.(a)                                           6,432
 3,800    Exelixis, Inc.(a)                                                  45,638
   500    Exponent, Inc.(a)                                                  15,825
 1,100    F5 Networks, Inc.(a)                                               79,739

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 1,500    FTD Group, Inc.(a)                                           $     14,535
 2,050    FTI Consulting, Inc.(a)                                            58,486
 2,750    Factset Research Systems, Inc.                                    121,962
 2,800    FalconStor Software, Inc.(a)                                       26,460
   700    Fargo Electronics, Inc.(a)                                         11,837
 2,400    Federal Agricultural Mortgage Corp. Class A                        46,800
 9,100    Fidelity National Information Services, Inc.                      369,005
 3,005    Filenet Corp.(a)                                                   81,195
 1,800    First Advantage Corp. Class A(a)                                   43,524
 1,500    First Consulting Group, Inc.(a)                                    11,085
     8    Five Star Quality Care, Inc.(a)                                        87
 1,200    Forrester Research, Inc.(a)                                        26,784
 3,300    Franklin Covey Co.(a)                                              25,872
 1,700    G&K Services, Inc. Class A                                         72,318
 3,900    GP Strategies Corp.(a)                                             27,612
 1,103    GSE Systems, Inc.(a)                                                1,930
 6,400    GTECH Holdings Corp.                                              217,920
 1,700    GTSI Corp.(a)                                                      10,948
   460    Gaiam, Inc.(a)                                                      7,411
 2,700    Gentiva Health Services, Inc.(a)                                   49,167
   600    The Geo Group, Inc.(a)                                             20,004
 1,600    Gevity HR, Inc.                                                    39,136
   100    Gliatech, Inc.(a)                                                       -
 2,400    Global Cash Access, Inc.(a)                                        42,048
 1,800    Global Imaging Systems, Inc.(a)                                    68,364
 4,820    Global Payments, Inc.                                             255,508
   800    Hansen Natural Corp.(a)(f)                                        100,648
 3,400    Harris Interactive, Inc.(a)                                        19,108
 4,300    Harte-Hanks, Inc.                                                 117,605
 2,000    Heidrick & Struggles International, Inc.(a)                        72,560
 7,220    Hewitt Associates, Inc. Class A(a)                                214,723
 1,200    Hudson Highland Group, Inc.(a)                                     22,728
 3,679    Hyperion Solutions Corp.(a)                                       119,935
 3,100    i2 Technologies, Inc.(a)                                           53,320
 2,800    I-many, Inc.(a)                                                     4,480
19,177    IAC/InterActiveCorp(a)                                            565,146
   800    ICT Group, Inc.(a)                                                 21,760
 1,700    IHS, Inc. Class A(a)                                               46,495
 1,580    IPIX Corp.(a)(f)                                                    2,196
 3,110    ITT Educational Services, Inc.(a)                                 199,196
 1,700    Idenix Pharmaceuticals Inc.(a)                                     23,069
 8,790    Identix, Inc.(a)                                                   69,968
 2,100    iGate Corp.(a)                                                     12,390
 2,100    Imergent, Inc.(a)                                                  23,184
   350    The Immune Response Corp.(a)                                           37
 1,400    Indus International, Inc.(a)                                        5,096
 2,400    Infocrossing, Inc.(a)                                              28,920
 3,900    InFocus Corp.(a)                                                   18,525
 3,600    Informatica Corp.(a)                                               55,980
 2,700    Inforte Corp.                                                      11,826
 1,840    Infospace, Inc.(a)                                                 51,428
 2,100    infoUSA, Inc.                                                      27,258
 2,093    Innovative Solutions & Support, Inc.(a)                            27,209
    83    Insweb Corp.(a)                                                       220
   600    Integral Systems, Inc.                                             16,194
 3,700    Integrated Alarm Services Group, Inc.(a)(f)                        13,616
   600    Interactive Intelligence, Inc.(a)                                   5,940
   500    Interchange Corp.(a)                                                1,835
 4,200    Intermec, Inc.(a)                                                 128,142
20,100    Internap Network Services Corp.(a)                                 18,894
 2,600    Internet Security Systems Inc.(a)                                  62,348
 1,000    Intersections, Inc.(a)                                             11,310
   600    Intervideo, Inc.(a)                                                 6,516
 2,800    Interwoven, Inc.(a)                                                25,172
 1,200    Intevac, Inc.(a)                                                   34,536
 1,000    Intrado, Inc.(a)                                                   25,980
    25    Intrusion, Inc.(a)                                                     35
 2,000    Invitrogen Corp.(a)                                               140,260
 3,600    Ipass, Inc.(a)                                                     28,836
 7,650    Iron Mountain, Inc.(a)                                            311,661
 1,400    iVillage, Inc.(a)                                                  11,774
 2,900    JDA Software Group, Inc.(a)                                        41,876
 5,100    Jack Henry & Associates, Inc.                                     116,637
 3,185    Jacobs Engineering Group, Inc.(a)                                 276,267
 1,700    John H. Harland Co.                                                66,810
 1,900    Jupitermedia Corp.(a)                                              34,162
   900    Kanbay International, Inc.(a)                                      13,734
 3,636    Keane, Inc.(a)                                                     57,267
 2,000    Kelly Services, Inc. Class A                                       54,340
   500    Keynote Systems, Inc.(a)                                            5,720
 1,870    Kforce, Inc.(a)                                                    23,842
 2,808    Kinder Morgan Management LLC(a)                                   123,552
 1,700    Kintera, Inc.(a)                                                    2,499
   400    Knology, Inc.(a)                                                    2,732
 2,600    Korn/Ferry International(a)                                        53,014
 1,875    Kronos, Inc.(a)                                                    70,106
 1,300    LECG Corp.(a)                                                      25,051
    42    LQ Corp., Inc.(a)                                                      78
 2,500    Labor Ready, Inc.(a)                                               59,875
 6,207    Lamar Advertising Co. Class A(a)                                  326,612
 2,900    Laureate Education, Inc.(a)                                       154,802
 3,300    Lawson Software, Inc.(a)                                           25,311
   700    Layne Christensen Co.(a)                                           23,464
 1,000    Learning Tree International, Inc.(a)                               12,120
   100    Level 8 Systems, Inc.(a)                                                2
 2,219    Lightbridge, Inc.(a)                                               24,631
 1,500    Lincoln Educational Services Corp.(a)                              25,425
 2,700    Lionbridge Technologies Inc.(a)                                    21,357
 7,500    LivePerson, Inc.(a)                                                54,300
 2,200    LoJack Corp.(a)                                                    52,756
 1,342    Looksmart(a)                                                        7,220
11,000    Loudeye Corp.(a)(f)                                                 5,633
 1,200    Luminex Corp.(a)                                                   17,832
   900    MAXIMUS, Inc.                                                      32,382
 4,400    MIVA, Inc.(a)                                                      17,952
 5,900    MPS Group, Inc.(a)                                                 90,270
   800    MPW Industrial Services Group, Inc.(a)                              1,784
 1,300    MRO Software, Inc.(a)                                              20,748
 2,400    Macquarie Infrastructure Co. Trust                                 78,000
 2,690    Macrovision Corp.(a)                                               59,584

8

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 2,040    Magma Design Automation, Inc.(a)                             $     17,646
 3,900    Management Network Group, Inc.(a)                                   8,541
 1,800    Manhattan Associates, Inc.(a)                                      39,600
 4,416    Manpower, Inc.                                                    252,507
 1,695    Mantech International Corp. Class A(a)                             56,308
 4,900    Manugistics Group, Inc.(a)                                         10,584
 1,200    Mapinfo Corp.(a)                                                   16,824
 3,300    Marchex, Inc. Class B(a)(f)                                        70,950
 1,187    Matria Healthcare, Inc.(a)                                         45,059
 3,000    Matrixone, Inc.(a)                                                 21,480
 1,600    Maxygen, Inc.(a)                                                   13,248
 6,277    McAfee, Inc.(a)                                                   152,719
 4,100    Mechanical Technology, Inc.(a)                                     15,375
 1,800    Medical Staffing Network Holdings, Inc.(a)                          9,378
 4,100    Mentor Graphics Corp.(a)                                           45,305
   800    Merge Technologies, Inc.(a)                                        12,760
 1,900    MetaSolv, Inc.(a)                                                   5,814
 3,700    Metro One Telecommunications, Inc.(a)                               2,368
   400    Michael Baker Corp.(a)                                             11,332
   990    MicroStrategy, Inc. Class A(a)                                    104,237
 1,300    Microvision, Inc.(a)(f)                                             3,809
 3,700    Millennium Cell, Inc.(a)(f)                                         5,809
 5,966    Mindspeed Technologies, Inc.(a)(f)                                 23,745
 2,800    Miravant Medical Technologies(a)                                      280
 1,100    Mobius Management Systems, Inc.(a)                                  6,875
   400    Moldflow Corp.(a)                                                   6,280
 2,500    Momenta Pharmaceuticals Inc.(a)                                    49,150
 1,600    Morningstar, Inc.(a)                                               71,632
 4,500    NAVTEQ Corp.(a)                                                   227,925
 1,837    NCO Group, Inc.(a)                                                 43,629
 3,200    NIC, Inc.(a)                                                       19,616
 2,800    NMS Communications Corp.(a)                                        10,556
 1,900    NMT Medical, Inc.(a)                                               30,742
   800    NVE Corp.(a)(f)                                                    12,760
 4,500    National Instruments Corp.                                        146,790
   240    Natural Health Trends Corp.(a)                                      1,620
 2,000    Nautilus, Inc.(f)                                                  29,900
 2,800    Navigant Consulting, Inc.(a)                                       59,780
    13    Navisite, Inc.(a)                                                      51
   200    NeoRx Corp.(a)                                                        262
 2,220    NetFlix, Inc.(a)(f)                                                64,358
   100    Netguru, Inc.                                                          53
 3,196    NetIQ Corp.(a)                                                     35,635
    57    Netmanage, Inc.(a)                                                    342
 1,900    Netratings, Inc.(a)                                                25,175
   200    Netscout Systems, Inc.(a)                                           1,820
    20    NetSol Technologies, Inc.(a)                                           41
 3,600    NeuStar, Inc. Class A(a)                                          111,600
   200    New Century Equity Holdings Corp.(a)                                   41
 3,800    New Frontier Media, Inc.(a)                                        28,842
 2,000    Nutri/System, Inc.(a)                                              95,040
 4,000    On Assignment, Inc.(a)                                             43,920
   200    On2 Technologies, Inc.(a)                                             160
    60    Onvia, Inc.(a)                                                        360
   650    Onyx Software Corp.(a)                                              3,088
 2,200    Open Solutions, Inc.(a)                                            60,082
 1,400    OpenTV Corp.(a)                                                     4,116
 3,761    Openwave Systems, Inc.(a)                                          81,162
 1,200    Opnet Technologies, Inc.(a)                                        12,864
 4,400    Opsware, Inc.(a)                                                   37,708
 3,637    Option Care, Inc.                                                  51,427
 3,200    Orbital Sciences Corp.(a)                                          50,624
 1,345    Orchid Cellmark, Inc.(a)                                            7,720
   800    Overland Storage, Inc.(a)                                           7,264
   700    PC Mall, Inc.(a)                                                    4,466
 1,200    PC-Tel, Inc.(a)                                                    11,424
   900    PDI, Inc.(a)                                                       10,503
 3,000    PHH Corp.(a)                                                       80,100
 1,391    PLATO Learning, Inc.(a)                                            13,201
   400    PRA International Inc.(a)                                           9,916
 5,700    PRG-Schultz International, Inc.(a)                                  3,476
 2,900    Pac-West Telecomm, Inc.(a)                                          2,639
   200    Pacific Ethanol, Inc.(a)                                            4,282
 2,000    Packeteer, Inc.(a)                                                 23,200
 4,707    Panacos Pharmaceuticals, Inc.(a)                                   35,582
 2,300    Paxar Corp.(a)                                                     45,011
 2,800    Pegasus Solutions, Inc.(a)                                         26,348
   500    Pegasystems, Inc.(a)                                                4,080
 3,495    Per-Se Technologies, Inc.(a)                                       93,177
 6,500    Perot Systems Corp. Class A(a)                                    101,140
   120    Pfsweb Inc.(a)                                                        145
 1,400    Phoenix Technologies Ltd.(a)                                        9,492
 6,790    Pixar(a)                                                          435,511
 5,229    Polycom, Inc.(a)                                                  113,365
 2,300    Pomeroy IT Solutions, Inc.(a)                                      19,228
 1,030    Pre-Paid Legal Services, Inc.                                      36,544
    10    Prescient Applied Intelligence, Inc.(a)                                 2
 2,333    Priceline.com, Inc.(a)                                             57,952
 1,600    Princeton Review, Inc.(a)                                           9,680
 2,800    Progress Software Corp.(a)                                         81,452
 1,700    ProQuest Co.(a)                                                    36,363
    34    Prosoft Learning Corp.(a)                                               6
   102    Protection One, Inc.(a)                                             1,785
 1,700    QAD, Inc.                                                          12,716
 2,400    Quality Systems, Inc.                                              79,440
 4,400    Quest Software, Inc.(a)                                            73,480
   500    Quixote Corp.                                                      12,375
   366    Quotesmith.com, Inc.(a)                                             1,017
 1,500    Quovadx, Inc.(a)                                                    4,785
 4,222    R.H. Donnelley Corp.(a)                                           245,847
 4,050    RPC, Inc.                                                          92,543
 3,700    RSA Security, Inc.(a)                                              66,378
 1,700    Radiant Systems, Inc.(a)                                           22,984
 6,800    RealNetworks, Inc.(a)                                              56,100
 9,600    Red Hat, Inc.(a)                                                  268,608
 2,800    Redback Networks, Inc.(a)                                          60,732
   400    Remedytemp, Inc. Class A(a)                                         4,900
 1,700    Renaissance Learning, Inc.                                         30,600
 8,100    Republic Services, Inc. Class A                                   344,331
 3,200    Resources Connection, Inc.(a)                                      79,712

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 4,500    The Reynolds & Reynolds Co. Class A                          $    127,800
 4,465    Rigel Pharmaceuticals, Inc.(a)                                     51,303
 2,200    RightNow Technologies, Inc.(a)                                     34,914
 2,700    Rural Cellular Corp. Class A(a)                                    39,717
 4,600    Rural/Metro Corp.(a)                                               35,972
   600    SAVVIS, Inc.(a)                                                       888
 2,415    The SCO Group, Inc.(a)                                             10,409
 2,150    SFBC International, Inc.(a)(f)                                     52,417
 2,600    SM&A(a)                                                            16,900
 1,400    SPAR Group, Inc.(a)                                                 1,806
   709    SPSS, Inc.(a)                                                      22,447
 3,000    SRA International, Inc. Class A(a)                                113,190
 2,100    SSA Global Technologies, Inc.(a)                                   33,663
 2,400    SYKES Enterprises, Inc.(a)                                         34,032
   400    SYNNEX Corp.(a)                                                     7,424
 1,229    Saba Software, Inc.(a)                                              7,927
 1,434    SafeNet, Inc.(a)                                                   37,972
   600    Salon Media Group, Inc.(a)                                            150
 7,400    Sapient Corp.(a)                                                   56,462
   100    Schick Technologies, Inc.(a)                                        4,990
   100    Scientific Learning Corp.(a)                                          475
 1,600    Seachange International, Inc.(a)                                   12,432
 3,000    Secure Computing Corp.(a)                                          34,620
 5,700    Selectica, Inc.(a)                                                 16,758
 1,300    Senomyx, Inc.(a)                                                   21,398
 2,000    Sequenom, Inc.(a)                                                   1,520
18,100    The ServiceMaster Co.                                             237,472
77,225    Sirius Satellite Radio, Inc.(a)(f)                                392,303
 4,400    Sitel Corp.(a)                                                     18,480
   300    Sonic Foundry, Inc.(a)                                                558
 3,800    SonicWALL, Inc.(a)                                                 26,942
 1,200    Sourcecorp(a)                                                      28,932
 1,200    Spartech Corp.                                                     28,800
 3,600    Spherion Corp.(a)                                                  37,440
 1,400    The Standard Register Co.                                          21,700
   800    Startek, Inc.                                                      18,848
 2,900    Stericycle, Inc.(a)                                               196,098
   620    Stratasys, Inc.(a)                                                 18,278
 6,000    Strategic Diagnostics, Inc.(a)                                     19,920
   900    Strayer Education, Inc.                                            92,034
 1,500    TheStreet.com, Inc.                                                11,340
 2,500    SupportSoft, Inc.(a)                                               11,075
16,100    Sycamore Networks, Inc.(a)                                         75,670
 2,300    Symyx Technologies Inc.(a)                                         63,802
 8,605    Synopsys, Inc.(a)                                                 192,322
 1,600    Synplicity, Inc.(a)                                                10,336
 1,200    Syntel, Inc.                                                       22,704
   600    Sypris Solutions, Inc.                                              5,658
12,400    TIBCO Software, Inc.(a)                                           103,664
   600    TNS, Inc.(a)                                                       12,708
   800    TRC Cos., Inc.(a)                                                  10,824
 2,823    Talx Corp.                                                         80,399
   880    Tapestry Pharmaceuticals, Inc.(a)                                   3,177
 2,300    TechTeam Global, Inc.(a)                                           25,599
    15    Technology Solutions Co.(a)                                           138
   200    TeleCommunication Systems, Inc. Class A(a)                            512
 4,500    TeleTech Holdings, Inc.(a)                                         49,995
   200    Tenfold Corp.(a)                                                       56
   600    TeraForce Technology Corp.(a)                                           -
 3,225    Tetra Tech, Inc.(a)                                                61,565
 3,375    Tetra Technologies, Inc.(a)                                       158,760
 1,100    Tier Technologies, Inc. Class B(a)                                  8,855
 4,500    TradeStation Group, Inc.(a)                                        62,190
 2,800    Transaction Systems Architects, Inc. Class A(a)                    87,388
 4,300    Trident Microsystems, Inc.(a)                                     124,958
 1,300    Trizetto Group(a)                                                  22,867
 8,777    Tumbleweed Communications Corp.(a)                                 26,243
 1,800    URS Corp.(a)                                                       72,450
 1,200    Ultimate Software Group, Inc.(a)                                   31,020
10,700    Unigene Laboratories, Inc.(a)                                      37,771
 3,653    United Online, Inc.                                                46,978
   600    Universal Electronics, Inc.(a)                                     10,620
 1,055    Universal Technical Institute, Inc.(a)                             31,756
    16    Uphonia, Inc.(a)                                                        5
 7,300    VA Software Corp.(a)                                               34,967
 7,855    ValueClick, Inc.(a)                                               132,907
   600    Vasco Data Security International Inc.(a)                           4,878
 2,880    Ventiv Health, Inc.(a)                                             95,674
 1,800    Verint Systems, Inc.(a)                                            63,666
 1,574    Verso Technologies, Inc.(a)(f)                                      2,518
   460    VerticalNet, Inc.(a)                                                  228
 1,400    Vertrue, Inc.(a)                                                   58,520
 1,250    Viad Corp.                                                         42,850
 6,030    Viewpoint Corp.(a)                                                  8,321
 1,730    Vignette Corp.(a)                                                  25,517
 1,120    Viisage Technology, Inc.(a)(f)                                     19,611
 1,200    VistaPrint Ltd.(a)                                                 35,820
   600    Volt Information Sciences, Inc.(a)                                 18,336
 2,850    Waste Connections, Inc.(a)                                        113,459
 2,000    WatchGuard Technologies(a)                                         10,200
 1,640    Watson Wyatt Worldwide, Inc.                                       53,431
 2,000    Wave Systems Corp. Class A(a)                                       1,201
 2,700    WebEx Communications, Inc.(a)                                      90,909
 2,600    WebMD Health Corp. Class A(a)                                     108,264
 3,200    webMethods, Inc.(a)                                                26,944
 1,600    Websense, Inc.(a)                                                  44,128
 4,000    Website Pros, Inc.(a)                                              56,200
 6,250    Weight Watchers International, Inc.                               321,250
   500    Westaff, Inc.(a)                                                    1,935
 5,700    Wind River Systems, Inc.(a)                                        70,965
 3,700    Wireless Facilities, Inc.(a)                                       14,874
 1,100    Witness Systems, Inc.(a)                                           27,940
   200    Worldgate Communications(a)                                           392
 6,200    Wynn Resorts Ltd.(a)(f)                                           476,470
 3,400    Zix Corp.(a)(f)                                                     4,964
                                                                       ------------
                                                                         28,371,268
                                                                       ------------
  CHEMICALS - 1.8%
   400    AEP Industries, Inc.(a)                                            13,180
 1,500    AMCOL International Corp.                                          43,200
 1,425    Aceto Corp.                                                        10,502
 4,300    Airgas, Inc.                                                      168,087

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 2,600    Albemarle Corp.                                              $    117,910
 1,400    Anika Therapeutics, Inc.(a)                                        17,108
   800    Arch Chemicals, Inc.                                               24,320
 1,500    Bio-Rad Laboratories, Inc. Class A(a)                              93,525
 1,800    Brady Corp.                                                        67,428
 3,500    Cabot Corp.                                                       118,965
 2,300    Calgon Carbon Corp.                                                14,145
 7,500    Celanese Corp. Series A                                           157,275
19,760    Celgene Corp.(a)                                                  873,787
11,300    Chemtura Corp.                                                    133,114
 2,400    Cytec Industries, Inc.                                            144,024
 7,636    Entegris, Inc.(a)                                                  81,247
 2,400    Ferro Corp.                                                        48,000
   600    Georgia Gulf Corp.                                                 15,594
 1,700    H.B. Fuller Co.                                                    87,278
   300    Hawkins, Inc.                                                       4,221
13,100    Huntsman Corp.(a)                                                 252,830
   550    KMG Chemicals, Inc.                                                 4,714
 3,182    Kronos Worldwide, Inc.                                             96,606
 3,600    Landec Corp.(a)                                                    28,728
 3,515    Lubrizol Corp.                                                    150,618
13,956    Lyondell Chemical Co.                                             277,724
 1,600    MacDermid, Inc.                                                    51,440
   450    Mace Security International, Inc.(a)                                1,148
 1,800    Matrixx Initiatives, Inc.(a)                                       41,940
23,800    The Mosaic Co.(a)                                                 341,530
 6,800    Nalco Holding Co.(a)                                              120,360
   120    NewMarket Corp.                                                     5,711
   800    Nuco2, Inc.(a)                                                     25,392
 2,200    OM Group, Inc.(a)                                                  50,600
 3,392    Olin Corp.                                                         72,826
 2,400    Omnova Solutions, Inc.(a)                                          14,688
 2,000    Oxigene, Inc.(a)                                                    9,380
   400    Penford Corp.                                                       6,432
 5,500    PolyOne Corp.(a)                                                   51,260
   600    Quaker Chemical Corp.                                              13,050
 6,800    RPM International, Inc.                                           121,992
   600    Rentech, Inc.(a)                                                    2,610
 1,900    Repligen Corp.(a)                                                   7,030
 1,900    Rockwood Holdings, Inc.(a)                                         43,738
 1,000    Rogers Corp.(a)                                                    54,480
 3,900    Rollins, Inc.                                                      78,936
 1,100    Schawk, Inc.                                                       28,611
 3,300    Schulman A, Inc.                                                   81,675
 3,200    Sensient Technologies Corp.                                        57,760
   400    Stepan Co.                                                         11,820
 1,300    TOR Minerals International, Inc.(a)                                 3,328
 2,200    Terra Nitrogen Co. LP                                              44,242
 1,600    Tredegar Corp.                                                     25,456
 1,600    Trex Co., Inc.(a)                                                  50,720
 5,600    Tronox, Inc. Class A                                               94,976
 1,100    UAP Holding Corp.                                                  23,650
 6,700    Valspar Corp.                                                     186,729
 1,900    WD-40 Co.                                                          58,615
 3,800    WR Grace & Co.(a)                                                  50,540
 4,000    Wellman, Inc.                                                      25,440
 2,800    Westlake Chemical Corp.                                            96,740
 1,000    Zoltek Cos., Inc.(a)(f)                                            22,860
                                                                       ------------
                                                                          5,021,835
                                                                       ------------
  CONSTRUCTION - 1.8%
   400    Ablest, Inc.(a)                                                     3,800
 1,000    American Woodmark Corp.                                            35,500
   400    Ameron International Corp.                                         29,292
 2,900    Apogee Enterprises, Inc.                                           48,952
 7,800    Armstrong Holdings, Inc.(a)                                         5,382
   400    Beacon Roofing Supply, Inc.(a)                                     16,256
 1,464    Beazer Homes USA, Inc.                                             96,185
 2,700    BlueLinx Holdings, Inc.                                            43,200
 1,876    Brookfield Homes Corp.                                             97,289
   900    Bucyrus International, Inc.                                        43,371
 1,900    Builders FirstSource, Inc.(a)                                      43,149
 2,280    Building Material Holding Corp.                                    81,259
 1,100    Carter's, Inc.(a)                                                  74,239
 1,410    Cavco Industries, Inc.(a)                                          68,512
 1,975    Ceradyne, Inc.(a)                                                  98,552
 3,000    Comstock Homebuilding Cos., Inc. Class A(a)                        33,030
   500    Dominion Homes, Inc.(a)(f)                                          4,930
 2,233    Dycom Industries, Inc.(a)                                          47,451
 1,800    EMCOR Group, Inc.(a)                                               89,388
 2,220    Eagle Materials, Inc.                                             141,547
 1,800    ElkCorp                                                            60,750
 4,175    Florida Rock Industries, Inc.                                     234,718
   600    Global Power Equipment Group, Inc.(a)                               2,310
 2,050    Granite Construction, Inc.                                         99,794
 3,500    Hovnanian Enterprises, Inc. Class A(a)                            153,755
   500    Infrasource Services, Inc.(a)                                       8,605
 1,600    Insituform Technologies, Inc. Class A(a)                           42,560
 1,800    Interline Brands, Inc.(a)                                          45,414
   800    International Aluminum Corp.                                       32,872
   300    LS Starrett Co. Class A                                             4,281
   750    LSI Industries, Inc.                                               12,780
 4,400    Lafarge North America, Inc.                                       369,600
 1,180    Levitt Corp. Class A                                               26,007
 1,400    M/I Homes, Inc.                                                    65,800
 2,616    MDC Holdings, Inc.                                                168,235
 2,800    Martin Marietta Materials, Inc.                                   299,684
 1,900    Mastec, Inc.(a)                                                    26,923
 1,700    Meritage Homes Corp.(a)                                            93,432
 1,200    NCI Building Systems, Inc.(a)                                      71,724
   319    NVR, Inc.(a)                                                      235,725
 2,300    Palm Harbor Homes, Inc.(a)(f)                                      49,289
   100    Patriot Transportation Holding, Inc.(a)                             6,802
   500    Performance Technologies, Inc.(a)                                   3,750
 1,400    Perini Corp.(a)                                                    42,518
 6,600    Quanta Services, Inc.(a)                                          105,732
 1,500    Ryland Group, Inc.                                                104,100
 4,800    SBA Communications Corp. Class A(a)                               112,368
 2,200    Simpson Manufacturing Co., Inc.                                    95,260

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
   100    Skyline Corp.                                                $      4,138
 4,600    Standard-Pacific Corp.                                            154,652
 3,300    Technical Olympic USA, Inc.                                        67,155
 1,300    Texas Industries, Inc.                                             78,637
 7,100    Toll Brothers, Inc.(a)                                            245,873
 5,100    US Concrete, Inc.(a)                                               73,746
 3,000    USG Corp.(a)                                                      284,880
   500    United Mobile Homes, Inc.(a)                                        7,655
 2,600    WCI Communities, Inc.(a)                                           72,332
 1,800    WESCO International, Inc.(a)                                      122,418
 2,100    Walter Industries, Inc.                                           139,902
 3,300    West Corp.(a)                                                     147,378
 5,300    Westell Technologies, Inc. Class A(a)                              21,571
   600    William Lyon Homes, Inc.(a)                                        57,408
   300    Williams Scotsman International, Inc.(a)                            7,515
                                                                       ------------
                                                                          5,161,332
                                                                       ------------
  CONSUMER - DURABLES - 0.5%
 1,700    American Technology Corp.(a)                                        7,038
 1,665    Applica, Inc.(a)                                                    5,428
   700    Bassett Furniture Industries, Inc.                                 13,965
 4,200    Champion Enterprises, Inc.(a)                                      62,832
 2,800    Compx International, Inc.                                          45,220
   400    Conn's, Inc.(a)                                                    13,664
   800    Design Within Reach, Inc.(a)                                        4,552
 1,700    Emerson Radio(a)                                                    6,358
   500    Ethan Allen Interiors, Inc.                                        21,010
   200    Flexsteel Industries                                                2,760
   200    Furniture Brands International, Inc.                                4,902
25,100    Gemstar-TV Guide International, Inc.(a)                            77,559
 1,600    Genlyte Group, Inc.(a)                                            109,024
 3,020    Griffon Corp.(a)                                                   75,017
 1,100    Haverty Furniture Cos., Inc.                                       15,785
 2,400    Helen of Troy Ltd.(a)                                              50,880
 3,400    Interface, Inc. Class A(a)                                         46,954
 2,300    Kimball International, Inc. Class B                                34,592
   200    Koss Corp.                                                          5,490
 3,100    La-Z-Boy, Inc.(f)                                                  52,700
   600    Lifetime Brands, Inc.                                              16,914
   500    Mac-Gray Corp.(a)                                                   5,930
 3,564    Mohawk Industries, Inc.(a)                                        287,686
   400    National Presto Industries, Inc.                                   19,668
 2,805    Restoration Hardware, Inc.(a)                                      15,960
 1,700    Rockford Corp.(a)                                                   6,511
   500    The Rowe Cos.(a)                                                      725
   600    Salton, Inc.(a)(f)                                                  1,650
 2,100    Select Comfort Corp.(a)                                            83,055
 1,500    Stanley Furniture Co., Inc.                                        43,875
 1,600    Sturm Ruger & Co., Inc.                                            12,768
 5,700    Tempur-Pedic International, Inc.(a)(f)                             80,655
 2,890    Toro Co.                                                          137,997
 4,300    United Rentals, Inc.(a)                                           148,350
   642    Virco Manufacturing Corp.(a)                                        3,371
   600    Water Pik Technologies, Inc.(a)                                    16,626
                                                                       ------------
                                                                          1,537,471
                                                                       ------------
  CONSUMER - NON-DURABLES - 0.0%
 1,124    Allergan, Inc.                                                    121,933
                                                                       ------------
  CONTAINERS - 0.3%
10,500    Crown Holdings, Inc.(a)                                           186,270
 9,900    Graphic Packaging Corp.(a)                                         20,493
 1,200    Greif, Inc.                                                        82,104
 3,200    Mobile Mini, Inc.(a)                                               98,944
 9,500    Owens-Illinois, Inc.(a)                                           165,015
   500    Packaging Dynamics Corp.                                            6,925
 2,000    Silgan Holdings, Inc.                                              80,340
 5,600    Sonoco Products Co.                                               189,672
                                                                       ------------
                                                                            829,763
                                                                       ------------
  DOMESTIC OIL - 2.8%
 6,900    Abraxas Petroleum Corp.(a)                                         40,503
   900    Alon USA Energy, Inc.                                              22,158
 2,089    Atlas America, Inc.(a)                                             99,875
   600    Basic Energy Services, Inc.(a)                                     17,880
 2,000    Bill Barrett Corp.(a)                                              65,180
 1,900    Bois d'Arc Energy, Inc.(a)                                         31,635
 7,000    CNX Gas Corp.(a)                                                  182,000
 1,000    Callon Petroleum Co.(a)                                            21,020
 2,500    Carrizo Oil & Gas, Inc.(a)                                         64,975
   600    Clayton Williams Energy, Inc.(a)                                   24,552
 2,000    Comstock Resources, Inc.(a)                                        59,380
 4,910    Consol Energy, Inc.                                               364,126
 3,100    Crosstex Energy LP                                                108,469
 4,835    Delta Petroleum Corp.(a)(f)                                       101,197
 7,400    Diamond Offshore Drilling Inc.                                    662,300
   400    Dorchester Minerals LP                                             10,900
 3,300    Dresser-Rand Group, Inc.(a)                                        82,005
 2,200    EXCO Resources, Inc.(a)                                            27,566
 2,500    Edge Petroleum Corp.(a)                                            62,450
 1,289    Enbridge Energy Management LLC(a)                                  54,989
 1,800    Encore Acquisition Co.(a)                                          55,800
 1,900    Energy Partners Ltd.(a)                                            44,802
10,900    Energy Transfer Equity LP                                         261,055
 7,100    FX Energy, Inc.(a)                                                 37,133
 4,000    Frontier Oil Corp.                                                237,400
 1,200    GMX Resources Inc.(a)                                              44,940
 9,300    Gasco Energy, Inc.(a)                                              52,080
 9,430    Global Industries Ltd.(a)                                         136,641
 1,230    Gulf Island Fabrication, Inc.                                      29,114
 2,700    Gulfmark Offshore, Inc.(a)                                         75,060
 4,200    Harvest Natural Resources, Inc.(a)                                 40,824
 5,600    Helix Energy Solutions Group, Inc.(a)                             212,240
   400    Hercules Offshore, Inc.(a)                                         13,604
 1,700    Holly Corp.                                                       126,004
   700    Houston Exploration Co.(a)                                         36,890
 1,200    Inergy Holdings LP                                                 42,840
 2,900    KCS Energy, Inc.(a)                                                75,400
 2,600    Magellan Midstream Partners                                        85,462
 1,699    Mariner Energy, Inc.(a)                                            34,846

12

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 4,000    Matrix Service Co.(a)(f)                                     $     45,920
 3,400    McMoRan Exploration Co.(a)(f)                                      60,656
 5,000    Meridian Resource Corp.(a)                                         20,250
 6,998    Newfield Exploration Co.(a)                                       293,216
 1,200    OYO Geospace Corp.(a)                                              70,788
   900    PYR Energy Corp.(a)                                                 1,179
 3,600    Pacific Energy Partners LP                                        110,052
 9,410    Patterson-UTI Energy, Inc.                                        300,744
 7,016    PetroHawk Energy Corp.(a)                                          96,119
 2,600    Petroquest Energy, Inc.(a)                                         26,234
 6,575    Pioneer Natural Resources Co.                                     290,944
 4,984    Plains Exploration & Production Co.(a)                            192,582
 3,600    Pogo Producing Co.                                                180,900
 7,800    Pride International, Inc.(a)                                      243,204
 2,880    Quicksilver Resources, Inc.(a)                                    111,341
 1,800    Remington Oil & Gas Corp.(a)                                       77,796
 4,400    St. Mary Land & Exploration Co.                                   179,652
 1,579    Stone Energy Corp.(a)                                              69,681
   800    Sunoco Logistics Partners LP                                       33,576
 2,800    Superior Energy Services Inc.(a)                                   75,012
 6,200    Syntroleum Corp.(a)(f)                                             51,274
 3,400    TEPPCO Partners LP                                                123,386
 3,900    Teekay Shipping Corp.                                             144,573
 4,200    Tesoro Corp.                                                      287,028
 2,400    Todco Class A                                                      94,584
 6,700    Transmontaigne, Inc.(a)                                            65,727
10,500    Ultra Petroleum Corp.(a)                                          654,255
 1,800    Universal Compression Holdings, Inc.(a)                            91,206
 1,900    Valero LP                                                          96,235
   500    Valley National Gases, Inc.                                        10,705
 2,600    W&T Offshore, Inc.                                                104,806
   200    Warren Resources, Inc.(a)                                           2,980
   900    Western Refining, Inc.                                             19,458
 1,100    Whiting Petroleum Corp.(a)                                         45,089
                                                                       ------------
                                                                          8,016,447
                                                                       ------------
  DRUGS & MEDICINE - 8.4%
   400    ABX Air, Inc.(a)                                                    2,724
 3,100    AMERIGROUP Corp.(a)                                                65,224
   900    ATS Medical, Inc.(a)                                                2,232
   750    AVANIR Pharmaceuticals Class A(a)                                  10,965
 6,600    AVI BioPharma, Inc.(a)(f)                                          50,094
 1,100    Abaxis, Inc.(a)                                                    24,948
 5,200    Abgenix, Inc.(a)                                                  117,000
 1,100    Abiomed, Inc.(a)                                                   14,190
 3,300    Acadia Pharmaceuticals, Inc.(a)                                    52,734
 1,600    Accelrys, Inc.(a)                                                  11,632
 1,200    Adams Respiratory Therapeutics, Inc.(a)                            47,724
 3,700    Adolor Corp.(a)                                                    88,060
 3,035    Advanced Medical Optics, Inc.(a)                                  141,552
 1,400    Advancis Pharmaceutical Corp.(a)                                    4,606
 2,000    Air Methods Corp.(a)                                               59,080
 1,900    Albany Molecular Research, Inc.(a)                                 19,304
 2,600    Alexion Pharmaceuticals, Inc.(a)                                   92,092
 3,500    Align Technology, Inc.(a)                                          32,095
 5,000    Alkermes, Inc.(a)                                                 110,250
 8,400    Alliance Imaging, Inc.(a)                                          54,096
 5,800    Allos Therapeutics(a)                                              20,358
 2,345    Allscripts Healthcare Solutions, Inc.(a)                           42,937
 2,600    Alpharma, Inc. Class A                                             69,732
 1,600    Amedisys, Inc.(a)                                                  55,600
   400    America Service Group, Inc.(a)                                      5,212
 4,000    American Medical Systems Holdings, Inc.(a)                         90,000
 4,450    American Pharmaceutical Partners, Inc.(a)                         126,780
 2,800    Amsurg Corp.(a)                                                    63,532
 6,300    Amylin Pharmaceuticals, Inc.(a)(f)                                308,385
 3,400    Anadys Pharmaceuticals, Inc.(a)                                    54,774
 4,200    Andrx Corp.(a)                                                     99,708
   513    Angiodynamics, Inc.(a)                                             15,421
 2,900    Antigenics, Inc.(a)(f)                                              7,946
 4,300    Applera Corp. - Celera Genomics Group(a)                           50,267
 2,800    Apria Healthcare Group, Inc.(a)                                    64,344
 1,640    Aradigm Corp.(a)                                                    5,658
 4,040    Arena Pharmaceuticals, Inc.(a)                                     73,164
 3,500    Ariad Pharmaceuticals, Inc.(a)                                     23,030
 1,630    Arqule, Inc.(a)                                                     9,356
 1,400    Array Biopharma, Inc.(a)                                           12,796
 2,400    Arrow International, Inc.                                          78,408
 1,700    Arthrocare Corp.(a)                                                81,294
   900    Aspect Medical Systems, Inc.(a)                                    24,696
 3,100    Atherogenics Inc.(a)                                               50,592
 4,400    Avant Immunotherapeutics, Inc.(a)                                  11,044
 1,000    Avigen, Inc.(a)                                                     5,170
 3,000    Axonyx, Inc.(a)                                                     3,450
   200    Barrier Therapeutics, Inc.(a)                                       1,936
 2,300    Beckman Coulter, Inc.                                             125,511
 3,200    BioCryst Pharmaceuticals, Inc.(a)                                  57,792
 5,700    Bioenvision, Inc.(a)                                               40,641
 2,400    Biolase Technology, Inc.(f)                                        22,920
 7,100    BioMarin Pharmaceuticals, Inc.(a)                                  95,282
18,316    Biopure Corp.(a)                                                   24,910
 2,096    Bioscript, Inc.(a)                                                 15,112
 1,360    Biosite, Inc.(a)                                                   70,625
   900    BioSphere Medical, Inc.(a)                                          6,750
 1,800    BioVeris Corp.(a)                                                   7,056
 2,400    Bradley Pharmaceuticals, Inc.(a)                                   35,688
   388    Britesmile, Inc.(a)                                                   423
   800    CNS, Inc.                                                          17,232
 2,800    CV Therapeutics, Inc.(a)                                           61,824
16,300    Calypte Biomedical Corp.(a)                                         3,912
 1,200    Cambrex Corp.                                                      23,448
 1,600    CancerVax Corp.(a)                                                  4,528
   510    Cardiac Science Corp.(a)                                            4,656
 2,900    Cardiodynamics International Corp.(a)                               5,162
 1,476    Cardiotech International, Inc.(a)                                   4,103
 9,200    Cell Therapeutics, Inc.(a)(f)                                      17,572
 2,400    Centene Corp.(a)                                                   70,008
 2,600    Cephalon, Inc.(a)                                                 156,650
 1,400    Cerus Corp.(a)                                                     11,984

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 3,692    Charles River Laboratories International, Inc.(a)            $    180,982
   900    Cholestech Corp.(a)                                                11,727
 1,700    Ciphergen Biosystems, Inc.(a)                                       2,703
11,200    Clarient, Inc.(a)                                                  12,432
    58    Clinical Data, Inc.                                                 1,190
 2,500    Collagenex Pharmaceuticals, Inc.(a)                                37,000
 8,600    Columbia Laboratories, Inc.(a)                                     42,742
 5,000    Community Health Systems, Inc.(a)                                 180,750
 3,600    Conceptus, Inc.(a)                                                 47,196
 2,050    Conmed Corp.(a)                                                    39,258
   600    Conor Medsystems, Inc.(a)                                          17,640
 1,843    Cooper Cos., Inc.                                                  99,577
   142    CorAutus Genetics, Inc.(a)                                            493
   400    Corgentech, Inc.(a)                                                 3,680
   600    Corvel Corp.(a)                                                    13,212
 3,600    Covance, Inc.(a)                                                  211,500
 2,400    CryoLife, Inc.(a)                                                  10,560
 3,600    Cubist Pharmaceuticals, Inc.(a)                                    82,692
 1,935    Curative Health Services, Inc.(a)                                     232
 2,300    Curis, Inc.(a)                                                      5,474
 1,800    Cutera, Inc.(a)                                                    48,816
 1,400    Cyberonics, Inc.(a)(f)                                             36,078
 6,500    Cypress Bioscience, Inc.(a)                                        41,145
   930    Cytogen Corp.(a)                                                    3,367
 1,700    Cytokinetics, Inc.(a)                                              12,393
 6,400    Cytyc Corp.(a)                                                    180,352
   500    DJ Orthopedics, Inc.(a)                                            19,880
 5,650    Dade Behring Holdings, Inc.                                       201,761
 1,400    Datascope Corp.                                                    55,384
 6,300    DaVita, Inc.(a)                                                   379,323
   900    Daxor Corp.(a)                                                     17,154
 3,430    Dendreon Corp.(a)                                                  16,155
 4,650    Dentsply International, Inc.                                      270,397
 7,000    Depomed, Inc.(a)                                                   45,710
   500    DexCom, Inc.(a)                                                    10,135
 1,700    Diagnostic Products Corp.                                          80,971
 1,300    Dialysis Corp. of America(a)                                       17,290
   200    Diametrics Medical, Inc.(a)                                            20
 1,000    Digene Corp.(a)                                                    39,100
 3,000    Discovery Laboratories, Inc.(a)                                    21,990
 2,900    Dov Pharmaceutical, Inc.(a)                                        46,342
 9,300    Durect Corp.(a)                                                    59,148
   600    Dusa Pharmaceuticals, Inc.(a)                                       4,236
     4    Dynacq Healthcare, Inc.(a)                                             10
   600    E-Z-EM, Inc.(a)                                                    13,434
 1,300    EPIX Pharmaceuticals, Inc.(a)                                       4,550
 3,500    Edwards Lifesciences Corp.(a)                                     152,250
 2,300    Emisphere Technologies, Inc.(a)                                    18,906
12,481    Encore Medical Corp.(a)                                            63,903
 7,800    Endo Pharmaceuticals Holdings, Inc.(a)                            255,918
   200    Endologix, Inc.(a)                                                    950
 4,300    Entremed, Inc.(a)                                                  11,223
   673    Enzo Biochem, Inc.(a)                                               9,086
 2,600    Enzon Pharmaceuticals, Inc.(a)                                     21,060
   673    EpiCept Corp.(a)                                                    3,029
   725    Escalon Medical Corp.(a)                                            3,364
 4,281    ev3, Inc.(a)                                                       75,817
 1,600    Exact Sciences Corp.(a)                                             4,912
   700    Exactech, Inc.(a)                                                   9,786
 3,050    First Horizon Pharmaceutical Corp.(a)                              76,890
17,300    Fonar Corp.(a)                                                     11,288
 1,300    FoxHollow Technologies Inc.(a)(f)                                  39,715
 2,900    Gen-Probe, Inc.(a)                                                159,848
 3,400    Genaera Corp.(a)                                                    4,760
 1,900    Gene Logic, Inc.(a)                                                 8,721
 1,060    Genelabs Technologies, Inc.(a)                                      1,961
64,740    Genentech, Inc.(a)(f)                                           5,471,177
 1,150    Genesis HealthCare Corp.(a)                                        50,531
 4,900    Genitope Corp.(a)                                                  42,630
 9,700    Genta, Inc.(a)                                                     20,952
 3,600    Geron Corp.(a)                                                     29,916
 1,600    GlobeTel Communications Corp.(a)(f)                                 3,984
   133    GlycoGenesys, Inc.(a)                                                   7
 1,200    Greatbatch, Inc.(a)                                                26,292
   700    Haemonetics Corp.(a)                                               35,539
 5,900    Health Grades Inc.(a)                                              31,329
 5,080    Health Net, Inc.(a)                                               258,166
 2,451    Healthcare Services Group                                          52,353
 2,200    HealthExtras, Inc.(a)                                              77,660
 1,100    Healthspring, Inc.(a)                                              20,471
 1,900    HealthTronics, Inc.(a)                                             15,713
 2,500    Healthways, Inc.(a)                                               127,350
 1,300    Hemispherx Biopharma, Inc.(a)(f)                                    4,680
 4,200    Henry Schein, Inc.(a)                                             201,012
 3,100    Herbalife Ltd.(a)                                                 104,687
 1,575    Hi-Tech Pharmacal Co., Inc.(a)                                     44,415
 3,545    Hillenbrand Industries, Inc.                                      194,939
 2,300    Hollis-Eden Pharmaceuticals(a)(f)                                  14,168
 2,500    Hologic, Inc.(a)                                                  138,375
 2,600    Hooper Holmes, Inc.                                                 7,514
 7,600    Human Genome Sciences, Inc.(a)                                     82,612
 2,900    Hydron Technologies, Inc.(a)                                        1,479
 1,100    I-Flow Corp.(a)                                                    14,652
 3,700    ICOS Corp.(a)                                                      81,585
 1,200    ICU Medical, Inc.(a)                                               43,428
 1,600    II-VI, Inc.(a)                                                     28,944
 2,500    Idexx Laboratories, Inc.(a)                                       215,900
 4,121    ImClone Systems, Inc.(a)                                          140,196
 2,625    Immucor, Inc.(a)                                                   75,311
 4,000    Immunicon Corp.(a)                                                 16,120
 2,400    Immunogen, Inc.(a)                                                 10,416
 3,200    Immunomedics, Inc.(a)(f)                                            9,440
 9,000    Incyte Corp.(a)                                                    54,180
 8,100    Indevus Pharmaceuticals, Inc.(a)                                   50,220
 4,200    Insmed, Inc.(a)(f)                                                  8,190
 7,700    Inspire Pharmaceuticals, Inc.(a)                                   40,271
 1,900    Integra LifeSciences Holdings Corp.(a)                             77,862
 3,900    InterMune, Inc.(a)(f)                                              72,306
 2,700    IntraLase Corp.(a)                                                 62,640
 1,500    Introgen Therapeutics, Inc.(a)(f)                                   7,965

14

 P O R T F O L I O
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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 1,350    Intuitive Surgical, Inc.(a)                                  $    159,300
 1,800    Invacare Corp.                                                     55,908
   828    Inverness Medical Innovations, Inc.(a)                             23,788
 4,400    Isis Pharmaceuticals, Inc.(a)                                      39,644
 2,000    KV Pharmaceutical Co. Class A(a)                                   48,240
 1,200    Kendle International, Inc.(a)                                      40,560
 1,000    Kensey Nash Corp.(a)                                               28,600
 2,190    Kindred Healthcare, Inc.(a)                                        55,078
 3,615    Kinetic Concepts, Inc.(a)                                         148,830
 1,700    Kosan Biosciences, Inc.(a)                                         10,013
 1,900    Kyphon, Inc.(a)                                                    70,680
 1,150    LCA-Vision, Inc.                                                   57,627
   740    La Jolla Pharmaceutical Co.(a)                                      3,685
 1,100    Lakeland Industries, Inc.(a)                                       22,550
   400    Landauer, Inc.                                                     20,088
   300    Langer, Inc.(a)                                                     1,335
   800    Lectec Corp.                                                          464
 2,700    Lexicon Genetics, Inc.(a)                                          14,958
 2,900    Lifecell Corp.(a)                                                  65,395
   700    Lifecore Biomedical, Inc.(a)                                        8,190
 1,145    LifePoint Hospitals, Inc.(a)                                       35,609
 5,700    Lincare Holdings, Inc.(a)                                         222,072
 4,640    MGI Pharma, Inc.(a)                                                81,200
    26    Macrochem Corp.(a)                                                     43
 1,479    Magellan Health Services, Inc.(a)                                  59,855
 3,700    Mannatech, Inc.                                                    64,306
 1,200    MannKind Corp.(a)                                                  24,528
 1,700    Martek Biosciences Corp.(a)(f)                                     55,811
   600    Med-Design Corp.(a)                                                   324
 6,300    Medarex, Inc.(a)                                                   83,286
 1,100    Medcath Corp.(a)                                                   21,032
   800    Medical Action Industries, Inc.(a)                                 19,192
 2,870    Medicines Co.(a)                                                   59,036
 2,300    Medicis Pharmaceutical Corp. Class A                               74,980
 1,030    Medis Technologies Ltd.(a)(f)                                      24,030
   300    Medwave, Inc.(a)                                                    1,008
 1,300    Mentor Corp.                                                       58,903
 1,350    Meridian Bioscience, Inc.                                          36,423
 1,568    Merit Medical Systems, Inc.(a)                                     18,832
   300    Metropolitan Health Networks, Inc.(a)                                 651
 2,600    Microtek Medical Holdings, Inc.(a)                                  9,152
17,438    Millennium Pharmaceuticals, Inc.(a)                               176,298
 1,600    Mine Safety Appliances Co.                                         67,200
 1,000    Molecular Devices Corp.(a)                                         33,160
 1,100    Molina Healthcare, Inc.(a)                                         36,817
 6,760    Monogram Biosciences, Inc.(a)                                      12,438
 3,100    Myogen, Inc.(a)                                                   112,313
 1,800    Myriad Genetics, Inc.(a)                                           46,962
 3,900    NBTY, Inc.(a)                                                      87,828
 3,740    NPS Pharmaceuticals, Inc.(a)                                       31,940
10,100    Nabi Biopharmaceuticals(a)                                         56,964
   150    National Dentex Corp.(a)                                            3,485
   400    National Healthcare Corp.                                          16,032
   400    Natrol, Inc.(a)                                                       840
   900    Natures Sunshine Prods, Inc.                                       11,250
 3,000    Natus Medical, Inc.(a)                                             61,500
 4,900    Nektar Therapeutics(a)                                             99,862
 2,086    Neopharm, Inc.(a)                                                  17,439
 1,900    Neose Technologies, Inc.(a)                                         5,149
 2,145    Neurocrine Biosciences, Inc.(a)                                   138,438
 1,200    Neurogen Corp.(a)                                                   7,428
   800    New River Pharmaceuticals, Inc.(a)                                 26,568
 1,600    Northfield Laboratories, Inc.(a)                                   16,000
 8,900    Novavax, Inc.(a)(f)                                                71,022
 3,400    Noven Pharmaceuticals, Inc.(a)                                     61,234
   250    Novoste Corp.(a)                                                      735
 1,400    Nutraceutical International Corp.(a)                               21,098
 2,800    NuVasive, Inc.(a)                                                  52,780
 2,421    Nuvelo, Inc.(a)                                                    43,142
 2,467    OSI Pharmaceuticals, Inc.(a)                                       79,191
 4,100    Oakley, Inc.                                                       69,782
 3,050    Odyssey HealthCare, Inc.(a)                                        52,490
 4,800    Omnicare, Inc.                                                    263,952
 2,000    Onyx Pharmaceuticals, Inc.(a)                                      52,520
 5,275    OraSure Technologies, Inc.(a)                                      54,332
 4,100    Orthologic Corp.(a)                                                 9,020
 5,920    Orthovita, Inc.(a)                                                 24,509
 4,400    Oscient Pharmaceuticals Corp.(a)                                    8,800
 3,300    Osteotech, Inc.(a)                                                 14,454
 2,300    Owens & Minor, Inc.                                                75,371
 5,500    PDL BioPharma, Inc.(a)                                            180,400
 5,600    PSS World Medical, Inc.(a)                                        108,024
 5,200    Pain Therapeutics, Inc.(a)(f)                                      56,524
 1,700    Par Pharmaceutical Cos., Inc.(a)                                   47,906
 2,700    Parexel International Corp.(a)                                     71,388
 1,180    Pediatric Services of America, Inc.(a)                             16,579
 1,500    Pediatrix Medical Group, Inc.(a)                                  153,960
 1,300    Penwest Pharmaceuticals Co.(a)                                     28,197
 8,500    Peregrine Pharmaceuticals, Inc.(a)                                 12,580
 5,000    Perrigo Co.                                                        81,550
 3,300    PetMed Express, Inc.(a)                                            58,641
 6,800    Pharmaceutical Product Development, Inc.                          235,348
   700    Pharmacopeia Drug Discovery, Inc.(a)                                4,151
 2,290    Pharmacyclics, Inc.(a)                                             10,534
 1,800    Pharmion Corp.(a)                                                  32,436
 1,140    Pharmos Corp.(a)                                                    2,782
 1,423    PolyMedica Corp.                                                   60,278
 2,300    Pozen, Inc.(a)                                                     38,410
   620    Praecis Pharmaceuticals, Inc.(a)                                    3,305
 2,500    Prestige Brands Holdings, Inc.(a)                                  30,425
   500    Progenics Pharmaceuticals, Inc.(a)                                 13,245
   800    Proxymed, Inc.(a)                                                   5,776
   125    Psychemedics Corp.                                                  2,224
 3,332    Psychiatric Solutions, Inc.(a)                                    110,389
 2,700    QMed, Inc.(a)                                                      24,651
 1,900    Quidel Corp.(a)                                                    24,453
 2,000    Radiation Therapy Services, Inc.(a)                                51,020
 1,100    Radiologix, Inc.(a)                                                 2,035
 1,600    Regeneration Technologies, Inc.(a)                                 12,496
 2,800    Regeneron Pharmaceuticals, Inc.(a)                                 46,564

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 1,900    RehabCare Group, Inc.(a)                                     $     35,815
 2,500    Renovis, Inc.(a)                                                   53,300
 1,200    Res-Care, Inc.(a)                                                  22,056
 4,300    Resmed, Inc.(a)                                                   189,114
 3,900    Respironics, Inc.(a)                                              151,749
 1,300    Retractable Technologies, Inc.(a)                                   5,070
 7,000    Rita Medical Systems, Inc.(a)                                      27,650
 3,603    Salix Pharmaceuticals Ltd.(a)                                      59,486
 1,300    Sangamo Biosciences, Inc.(a)                                        7,735
 6,000    Santarus, Inc.(a)                                                  44,820
 3,500    Savient Pharmaceuticals, Inc.(a)                                   18,655
 5,700    Sciclone Pharmaceuticals, Inc.(a)                                  20,349
 2,200    Seattle Genetics, Inc.(a)                                          11,352
 5,655    Sepracor, Inc.(a)                                                 276,021
 2,385    Serologicals Corp.(a)                                              58,337
 4,000    Sierra Health Services, Inc.(a)                                   162,800
 2,015    Sirna Therapeutics, Inc.(a)(f)                                     13,581
 3,500    Sonic Innovations, Inc.(a)                                         17,500
   800    SonoSite, Inc.(a)                                                  32,512
 1,900    Sparta Surgical Corp.(a)                                               38
    16    Spectrum Pharmaceuticals, Inc.(a)                                      75
 2,400    Staar Surgical Co.(a)                                              21,528
13,900    Star Scientific, Inc.(a)(f)                                        43,507
 3,400    Steris Corp.                                                       83,912
 2,600    Sunrise Senior Living, Inc.(a)(f)                                 101,322
 2,930    SuperGen, Inc.(a)                                                  16,642
 1,600    SurModics, Inc.(a)                                                 56,576
 2,300    Sybron Dental Specialties, Inc.(a)                                 94,852
   100    Symbion, Inc.(a)                                                    2,265
   900    Symmetry Medical, Inc.(a)                                          19,089
 2,100    Synovis Life Technologies, Inc.(a)                                 21,504
 8,500    SyntheMed, Inc.(a)                                                  5,950
 3,800    Tanox, Inc.(a)                                                     73,796
 8,500    Targeted Genetics Corp.(a)                                          3,664
 2,500    Techne Corp.(a)                                                   150,350
 4,130    Telik, Inc.(a)                                                     79,957
 1,900    Theragenics Corp.(a)                                                6,004
 2,200    Theravance, Inc.(a)                                                61,688
 2,400    Third Wave Technologies, Inc.(a)                                    7,512
 3,200    Thoratec Corp.(a)                                                  61,664
   100    Threshold Pharmaceuticals, Inc.(a)                                  1,499
 2,800    Titan Pharmaceuticals, Inc.(a)                                      9,436
   900    Transgenomic, Inc.(a)                                                 720
 3,146    Triad Hospitals, Inc.(a)                                          131,817
 1,600    Trimeris, Inc.(a)                                                  21,616
 1,600    TriPath Imaging, Inc.(a)                                           11,168
   700    Tripos, Inc.(a)                                                     2,065
   700    US Physical Therapy, Inc.(a)                                       11,977
 1,100    USANA Health Sciences, Inc.(a)                                     45,892
 2,100    United Surgical Partners International, Inc.(a)                    74,361
 1,500    United Therapeutics Corp.(a)                                       99,420
 1,100    Universal Display Corp.(a)(f)                                      15,818
 1,600    Universal Health Services, Inc. Class B                            81,264
 1,700    Urologix, Inc.(a)                                                   6,035
 1,100    Utah Medical Products, Inc.                                        35,200
 4,740    VCA Antech, Inc.(a)                                               134,995
 5,200    Valeant Pharmaceuticals International                              82,420
   193    Valentis, Inc.(a)                                                     502
 5,720    Varian Medical Systems, Inc.(a)                                   321,235
 2,300    Vasomedical, Inc.(a)                                                  535
 2,000    Ventana Medical Systems Inc.(a)                                    83,540
 4,462    Vertex Pharmaceuticals, Inc.(a)                                   163,265
   500    ViaCell, Inc.(a)                                                    2,755
 1,800    Viasys Healthcare, Inc.(a)                                         54,144
 1,000    Vical, Inc.(a)                                                      6,180
 3,300    Vion Pharmaceuticals, Inc.(a)                                       7,326
 1,390    Viragen, Inc.(a)(f)                                                   834
 3,700    Viropharma, Inc.(a)                                                46,990
 1,205    VistaCare, Inc. Class A(a)                                         18,678
   700    Vital Signs, Inc.                                                  38,451
 7,600    Vivus, Inc.(a)                                                     25,308
 1,600    West Pharmaceutical Services, Inc.                                 55,552
 1,400    Wright Medical Group, Inc.(a)                                      27,650
13,500    XOMA Ltd.(a)                                                       30,915
 2,700    Zila, Inc.(a)                                                       8,613
   555    Zoll Medical Corp.(a)                                              14,619
 2,000    Zymogenetics, Inc.(a)                                              43,240
                                                                       ------------
                                                                         24,174,778
                                                                       ------------
  ELECTRONICS - 5.2%
 7,300    8x8, Inc.(a)(f)                                                    12,775
    56    ACE*COMM Corp.(a)                                                     152
 1,700    ADE Corp.(a)                                                       52,054
 3,600    AMIS Holdings, Inc.(a)                                             32,616
 3,100    APAC Customer Services, Inc.(a)                                     6,851
 1,800    ATMI, Inc.(a)                                                      54,360
 9,100    AVX Corp.                                                         161,070
 1,200    AXT, Inc.(a)                                                        4,644
 2,900    Actel Corp.(a)                                                     46,226
 2,500    Acuity Brands, Inc.                                               100,000
 4,800    Acxiom Corp.                                                      124,032
   300    Advanced Analogic Technologies, Inc.(a)                             3,420
 2,200    Advanced Energy Industries, Inc.(a)                                31,086
   500    Advanced Power Technology, Inc.(a)                                  7,335
11,263    Agere Systems, Inc.(a)                                            169,396
 2,200    Agilysys, Inc.                                                     33,132
    20    Airnet Communications Corp.(a)                                         19
 1,400    Alliance Fiber Optic Products, Inc.(a)                              3,094
 5,000    Alliance Semiconductor Corp.(a)                                    13,850
 2,262    Alliant Techsystems, Inc.(a)                                      174,559
 8,400    Altair Nanotechnologies, Inc.(a)                                   29,820
 1,200    American Physicians Capital, Inc.(a)                               57,600
 1,000    American Science & Engineering, Inc.(a)                            93,400
   100    American Technical Ceramics Corp.(a)                                1,450
10,510    Amkor Technology, Inc.(a)                                          90,806
   600    Ampex Corp.(a)                                                     12,048
 5,005    Amphenol Corp. Class A                                            261,161
   100    Amtech Systems, Inc.(a)                                               731
 6,700    Anadigics, Inc.(a)                                                 52,930

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 1,200    Anaren, Inc.(a)                                              $     23,364
 2,200    Anixter International, Inc.                                       105,116
 5,100    Arris Group, Inc.(a)                                               70,176
 6,500    Arrow Electronics, Inc.(a)                                        209,755
 4,300    Asyst Technologies Inc.(a)                                         44,763
 1,600    Atheros Communications Inc.(a)                                     41,904
26,800    Atmel Corp.(a)                                                    126,496
 2,200    Audiovox Corp. Class A(a)                                          26,268
31,200    Avanex Corp.(a)(f)                                                101,712
 2,556    Avid Technology, Inc.(a)                                          111,084
 6,864    Avnet, Inc.(a)                                                    174,208
   900    Aware, Inc.(a)                                                      5,211
 6,400    Axcelis Technologies, Inc.(a)                                      37,504
 1,500    Axsys Technologies, Inc.(a)                                        25,575
   200    Badger Meter, Inc.                                                 11,396
 2,800    Belden CDT, Inc.                                                   76,244
 1,635    Bell Microproducts, Inc.(a)                                        10,072
   800    Benchmark Electronics, Inc.(a)                                     30,680
 2,880    Broadwing Corp.(a)                                                 42,451
 5,682    Brooks Automation, Inc.(a)                                         80,912
 5,300    Bruker BioSciences Corp.(a)                                        28,620
 1,500    C&D Technologies, Inc.                                             13,860
 2,800    C-COR, Inc.(a)                                                     24,472
19,400    CMGI, Inc.(a)                                                      28,712
 2,200    CTS Corp.                                                          29,436
 1,400    Cabot Microelectronics Corp.(a)                                    51,940
15,600    Cadence Design Systems, Inc.(a)                                   288,444
 2,600    CalAmp Corp.(a)                                                    30,524
 4,000    California Micro Devices CP(a)                                     31,640
 1,685    Caliper Life Sciences, Inc.(a)                                     10,784
 1,100    Candela Corp.(a)                                                   23,760
 6,800    Captaris, Inc.(a)                                                  31,484
 2,400    Cepheid, Inc.(a)                                                   21,984
 1,101    Ceva, Inc.(a)                                                       7,300
   700    Champion Industries, Inc.                                           4,368
 2,200    Checkpoint Systems, Inc.(a)                                        59,136
 4,700    Cirrus Logic, Inc.(a)                                              39,856
 2,400    Coherent, Inc.(a)                                                  84,264
 1,300    Cohu, Inc.                                                         27,586
 2,500    CommScope, Inc.(a)                                                 71,375
 1,800    Comtech Telecommunications Corp.(a)                                52,506
27,048    Conexant Systems, Inc.(a)                                          93,316
 2,200    Cox Radio, Inc. Class A(a)                                         29,524
 5,100    Credence Systems Corp.(a)                                          37,434
 4,200    Cree, Inc.(a)(f)                                                  137,802
 1,005    Cymer, Inc.(a)                                                     45,667
 2,500    Cypress Semiconductor Corp.(a)                                     42,375
   227    DDi Corp.(a)                                                        1,825
 2,600    DSP Group, Inc.(a)                                                 75,426
   300    DTS, Inc.(a)                                                        5,898
 1,100    Daktronics, Inc.                                                   40,150
   100    Dataram Corp.                                                         595
   300    DealerTrack Holdings, Inc.(a)                                       6,393
 2,400    Diodes, Inc.(a)                                                    99,600
 1,600    Dionex Corp.(a)                                                    98,368
 6,000    Dolby Laboratories, Inc. Class A(a)                               125,400
   600    Ducommun, Inc.(a)                                                  13,320
 1,400    Dynamics Research Corp.(a)                                         20,860
 2,800    EFJ, Inc.(a)                                                       30,212
   700    EMS Technologies, Inc.(a)                                          12,621
 4,000    ESS Technology, Inc.(a)                                            13,280
13,400    Eagle Broadband, Inc.(a)                                            1,206
 2,500    Electro Scientific Industries, Inc.(a)                             55,325
 1,700    Electroglas, Inc.(a)                                                9,248
 3,700    Electronics for Imaging Inc.(a)                                   103,489
   200    eMagin Corp.(a)                                                       114
 1,900    Emcore Corp.(a)                                                    19,418
 2,100    Empire Resources, Inc.(f)                                          57,960
 2,700    Emulex Corp.(a)                                                    46,143
 1,000    EndWare Corp.(a)                                                   14,690
   600    EnerSys(a)                                                          8,280
 3,600    Energizer Holdings, Inc.(a)                                       190,800
 1,000    Energy Conversion Devices, Inc.(a)                                 49,180
    25    Entrada Networks, Inc.(a)                                               -
 3,900    Exar Corp.(a)                                                      55,692
   300    Excel Technology, Inc.(a)                                           8,841
 4,300    Exide Technologies(a)                                              12,298
 2,000    FEI Co.(a)                                                         39,700
 1,800    FSI International, Inc.(a)                                          9,486
 5,600    Fairchild Semiconductor International, Inc.(a)                    106,792
 1,600    Faro Technologies, Inc.(a)                                         22,800
 4,300    Flir Systems, Inc.(a)                                             122,163
 1,000    Flotek Industries, Inc.(a)                                         25,100
 1,300    Formfactor, Inc.(a)                                                51,116
 2,900    FuelCell Energy, Inc.(a)(f)                                        33,263
 2,400    GTC Biotherapeutics, Inc.(a)                                        2,664
 2,300    General Cable Corp.(a)                                             69,759
 3,100    Genesis Microchip, Inc.(a)                                         52,824
 3,300    Getty Images, Inc.(a)                                             247,104
   500    Glenayre Technologies, Inc.(a)                                      2,625
 4,300    Harmonic, Inc.(a)                                                  27,391
 6,990    Harris Corp.                                                      330,557
 1,520    Harvard Bioscience, Inc.(a)                                         6,673
 3,100    Hearst-Argyle Television, Inc.                                     72,416
 1,775    Herley Industries, Inc.(a)                                         37,062
   447    Hifn, Inc.(a)                                                       3,487
   300    Hittite Microwave Corp.(a)                                         10,113
   700    Hungarian Telephone & Cable(a)                                     11,214
 1,495    Hutchinson Technology, Inc.(a)                                     45,104
 1,900    IRIS International, Inc.(a)                                        29,697
 1,900    IXYS Corp.(a)                                                      17,518
   200    Ikanos Communications, Inc.(a)                                      3,942
 2,400    Illumina, Inc.(a)                                                  57,000
 3,935    Innovex, Inc.(a)                                                   20,423
 2,100    Integrated Silicon Solutions, Inc.(a)                              13,944
 5,900    Interactive Data Corp.                                            138,650
   100    Interlink Electronics, Inc.(a)                                        306
 3,604    Intermagnetics General Corp.(a)                                    90,280
 2,100    International Rectifier Corp.(a)                                   87,003
 5,915    Intersil Corp. Class A                                            171,062

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 1,700    Itron, Inc.(a)                                               $    101,745
 2,600    Ixia(a)                                                            37,076
   800    Keithley Instruments, Inc.                                         12,288
 4,900    Kemet Corp.(a)                                                     46,403
   900    Komag, Inc.(a)                                                     42,840
 4,200    Kopin Corp.(a)                                                     21,042
 4,700    Kulicke & Soffa Industries, Inc.(a)                                44,838
   100    LCC International, Inc. Class A(a)                                    365
 5,600    Lam Research Corp.(a)                                             240,800
 1,650    Laserscope(a)                                                      39,022
 6,270    Lattice Semiconductor Corp.(a)                                     41,758
   200    Leadis Technology, Inc.(a)                                          1,136
   700    LeCroy Corp.(a)                                                    10,955
   100    Lightpath Technologies, Inc. Class A(a)                               632
 1,270    Littelfuse, Inc.(a)                                                43,345
   100    M-Wave, Inc.(a)                                                        66
 9,600    MEMC Electronic Materials, Inc.(a)                                354,432
 3,153    MKS Instruments, Inc.(a)                                           73,875
 6,287    MRV Communications, Inc.(a)                                        25,777
 2,000    MTS Systems Corp.                                                  83,660
18,500    Marvell Technology Group Ltd.(a)(i)                             1,000,850
 1,800    Mattson Technology, Inc.(a)                                        21,600
   900    Maxwell Technologies, Inc.(a)                                      17,559
 1,400    Mercury Computer Systems, Inc.(a)                                  22,680
   500    Mestek, Inc.(a)                                                     6,290
 2,100    Methode Electronics, Inc.                                          22,869
 3,600    Microsemi Corp.(a)                                                104,796
 1,700    Mobility Electronics, Inc.(a)                                      14,161
 5,255    Monolithic System Technology, Inc.(a)                              46,559
   800    Multi-Fineline Electronix, Inc.(a)                                 46,792
   800    NU Horizons Electronics Corp.(a)                                    6,808
 1,825    Nanogen, Inc.(a)                                                    5,512
 2,000    Nanometrics, Inc.(a)                                               27,700
 3,000    Nanophase Technologies Corp.(a)                                    23,130
   320    Neomagic Corp.(a)                                                   1,792
 1,000    Neoware Systems, Inc.(a)                                           29,620
 2,700    Netgear, Inc.(a)                                                   51,327
 2,400    Newport Corp.(a)                                                   45,264
 8,535    Nuance Communications, Inc.(a)                                    100,798
14,950    ON Semiconductor Corp.(a)                                         108,537
   700    OSI Systems, Inc.(a)                                               14,791
 4,400    Omnivision Technologies, Inc.(a)                                  132,880
 1,100    Oplink Communications, Inc.(a)                                     19,074
   400    Optical Communication Products, Inc.(a)                             1,232
   200    PDF Solutions, Inc.(a)                                              3,784
 1,500    PLX Technology, Inc.(a)                                            18,825
 1,800    Palomar Medical Technologies, Inc.(a)                              60,210
 1,150    Park Electrochemical Corp.                                         33,925
   800    Parkervision, Inc.(a)(f)                                            8,728
 4,300    Paxson Communications Corp.(a)                                      4,042
 2,700    Pemstar, Inc.(a)                                                    5,589
 1,500    Pericom Semiconductor Corp.(a)                                     14,790
 1,600    Photon Dynamics, Inc.(a)                                           30,000
 2,700    Pixelworks, Inc.(a)                                                13,419
   900    Planar Systems, Inc.(a)                                            15,228
   500    Plantronics, Inc.                                                  17,715
 2,300    Plexus Corp.(a)                                                    86,411
 2,700    Portalplayer, Inc.(a)                                              60,021
   600    Powell Industries, Inc.(a)                                         13,068
 1,800    Power Integrations, Inc.(a)                                        44,604
 4,900    Power-One, Inc.(a)                                                 35,280
 4,400    Powerwave Technologies, Inc.(a)                                    59,356
   300    Preformed Line Products Co.                                        10,176
 6,100    Quantum Corp.(a)                                                   22,814
   200    QuickLogic Corp.(a)                                                 1,148
 2,235    RF Micro Devices, Inc.(a)                                          19,333
   900    Radisys Corp.(a)                                                   17,865
 6,000    Rambus, Inc.(a)                                                   236,040
   900    Raven Industries, Inc.                                             35,199
   700    Rex Stores Corp.(a)                                                10,549
   800    Richardson Electronics Ltd.                                         7,520
   900    Rofin-Sinar Technologies, Inc.(a)                                  48,717
 1,628    Rudolph Technologies, Inc.(a)                                      27,757
 5,900    SAFLINK Corp.(a)                                                    4,898
 2,300    SBS Technologies, Inc.(a)                                          37,260
   800    SCM Microsystems, Inc.(a)                                           2,800
 1,200    Sagemark Cos. Ltd.(a)                                               1,392
28,500    Seagate Technology                                                750,405
 1,100    Semitool, Inc.(a)                                                  12,507
 4,200    Semtech Corp.(a)                                                   75,138
 2,000    Sigmatel, Inc.(a)                                                  17,480
 1,200    Sigmatron International, Inc.(a)                                   10,848
 4,400    Silicon Image, Inc.(a)                                             45,364
 1,400    Silicon Laboratories, Inc.(a)                                      76,930
 5,900    Silicon Storage Technology, Inc.(a)                                25,842
 2,800    SimpleTech, Inc.(a)                                                10,528
 5,900    Sirenza Microdevices, Inc.(a)                                      55,755
 1,700    Sirf Technology Holdings, Inc.(a)                                  60,197
 9,100    Skyworks Solutions, Inc.(a)                                        61,789
 2,500    Somera Communications, Inc.                                         1,063
 5,300    Spansion LLC Class A                                               78,440
 1,200    Spectralink Corp.                                                  15,060
 3,100    Spectrum Brands, Inc.(a)                                           67,332
 3,100    Staktek Holdings, Inc.(a)                                          19,220
 1,400    Standard Microsystems Corp.(a)                                     36,372
 5,600    Stratex Networks, Inc.(a)                                          34,440
 4,500    Sunpower Corp. Class A(a)(f)                                      171,720
   200    Suntron Corp.(a)                                                      436
   432    Superconductor Technologies, Inc.(a)                                1,706
 1,700    Superior Essex, Inc.(a)                                            43,248
   100    Supertex, Inc.(a)                                                   3,762
 4,376    Symmetricom, Inc.(a)                                               37,415
 2,300    Synaptics, Inc.(a)                                                 50,577
 1,900    TTM Technologies, Inc.(a)                                          27,531
 4,730    Taser International, Inc.(a)(f)                                    49,854
 1,900    Technitrol, Inc.                                                   45,562
10,100    Tegal Corp.(a)                                                      5,252
 3,700    Tekelec(a)                                                         51,171
    75    Terabeam, Inc.(a)                                                     290
 4,400    Terayon Corp.(a)                                                    8,052

18

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 1,800    Tessera Technologies, Inc.(a)                                $     57,744
 5,500    Therma-Wave, Inc.(a)                                                8,910
 4,065    Thomas & Betts Corp.(a)                                           208,860
   800    Tollgrade Communications, Inc.(a)                                  11,904
11,200    Transmeta Corp.(a)(f)                                              22,736
 3,600    Transwitch Corp.(a)                                                 9,360
 7,745    Triquint Semiconductor, Inc.(a)                                    38,105
   200    Tvia, Inc.(a)                                                         562
 1,500    Tweeter Home Entertainment Group, Inc.(a)                          11,760
   800    Ultralife Batteries, Inc.(a)                                       10,280
 2,400    Ultratech, Inc.(a)                                                 58,752
 1,400    United Industrial Corp.                                            85,302
   600    Unitil Corp.                                                       15,666
 4,000    Valence Technology, Inc.(a)(f)                                      9,840
 2,050    Varian, Inc.(a)                                                    84,419
 1,500    Varian Semiconductor Equipment Associates, Inc.(a)                 42,120
 1,400    Viasat, Inc.(a)                                                    40,110
 2,200    Vicor Corp.                                                        43,406
 1,300    Virage Logic Corp.(a)                                              14,027
 9,961    Vishay Intertechnology, Inc.(a)                                   141,845
12,800    Vitesse Semiconductor Corp.(a)                                     45,824
   200    Volterra Semiconductor Corp.(a)                                     3,818
    66    Vyyo, Inc.(a)                                                         479
 3,600    WJ Communications, Inc.(a)                                          9,072
     4    Wave Wireless Corp.(a)                                                  1
 8,600    Western Digital Corp.(a)                                          167,098
 4,117    Zebra Technologies Corp. Class A(a)                               184,112
 7,424    Zhone Technologies, Inc.(a)(f)                                     19,748
 3,361    Zoran Corp.(a)                                                     73,539
                                                                       ------------
                                                                         14,943,371
                                                                       ------------
  ENERGY & RAW MATERIALS - 3.2%
 1,000    APCO Argentina, Inc.                                               81,800
 3,000    Alliance Resource Partners LP                                     108,300
 3,200    Alpha Natural Resources, Inc.(a)                                   74,048
 2,600    Arch Coal, Inc.                                                   197,444
 1,900    Atlas Pipeline Partners LP                                         80,370
   400    Atwood Oceanics, Inc.(a)                                           40,404
   600    Barnwell Industries, Inc.                                          13,896
 1,000    Berry Petroleum Co. Class A                                        68,450
 3,600    Boardwalk Pipeline Partners LP                                     78,516
 4,300    Brigham Exploration Co.(a)                                         37,668
 1,800    Bristow Group, Inc.(a)                                             55,620
 1,500    Buckeye Partners LP                                                64,065
 1,350    CARBO Ceramics, Inc.                                               76,828
 2,000    CREDO Petroleum Corp.(a)                                           43,300
 3,720    Cabot Oil & Gas Corp. Class A                                     178,300
 5,600    Canyon Resources Corp.(a)                                           4,872
 4,616    Cimarex Energy Co.                                                199,688
 1,700    Compass Minerals International, Inc.                               42,483
 4,100    Cooper Cameron Corp.(a)                                           180,728
 1,400    Crosstex Energy, Inc.                                             108,430
 2,000    Dawson Geophysical Co.(a)                                          55,200
 6,400    Denbury Resources, Inc.(a)                                        202,688
 1,000    Dril-Quip, Inc.(a)                                                 70,850
 6,720    ENSCO International, Inc.                                         345,744
   700    Earle M. Jorgensen Holding Company, Inc.(a)                        10,605
 4,100    Enterprise GP Holdings LP                                         153,750
22,305    Enterprise Products Partners LP(f)                                550,710
 5,200    The Exploration Co. of Delaware, Inc.(a)(f)                        58,240
 3,500    FMC Technologies, Inc.(a)                                         179,270
 2,100    Forest Oil Corp.(a)                                                78,078
 2,200    Foundation Coal Holdings, Inc.                                     90,508
 2,400    Goodrich Petroleum Corp.(a)                                        64,800
 6,200    Grant Prideco, Inc.(a)                                            265,608
10,600    Grey Wolf, Inc.(a)                                                 78,864
 2,849    Hanover Compressor Co.(a)                                          53,048
 3,100    Headwaters, Inc.(a)                                               123,349
 2,900    Helmerich & Payne, Inc.                                           202,478
 1,200    Holly Energy Partners LP                                           51,240
 1,800    Hydril Co.(a)                                                     140,310
 1,900    Inergy LP                                                          50,825
 1,800    James River Coal Co.(a)                                            61,146
 6,300    Joy Global, Inc.                                                  376,551
     9    Kestrel Energy, Inc.(a)                                               855
 1,500    Kirby Corp.(a)                                                    102,165
 1,100    Lufkin Industries, Inc.                                            60,984
   600    MAXXAM, Inc.(a)                                                    19,500
 3,600    Massey Energy Co.                                                 129,852
 5,100    McDermott International, Inc.(a)                                  277,695
 3,000    NL Industries, Inc.                                                31,890
 1,900    Natural Gas Services Group(a)                                      33,972
   600    Natural Resource Partners LP                                       31,668
 5,000    Newpark Resources, Inc.(a)                                         41,000
 7,780    Noble Energy, Inc.                                                341,697
 1,700    Oil States International, Inc.(a)                                  62,645
 4,000    Parallel Petroleum Corp.(a)                                        73,800
 9,900    Parker Drilling Co.(a)                                             91,773
12,180    Peabody Energy Corp.                                              613,994
   800    Penn Virginia Corp.                                                56,800
   200    Penn Virginia Resource Partners LP                                 11,474
 1,780    Petroleum Development Corp.(a)                                     80,741
 4,400    Pioneer Drilling Co.(a)                                            72,292
 3,400    Plains All American Pipeline LP                                   152,932
 5,700    Prolong International Corp.(a)                                         68
 7,212    Quantum Fuel Systems Technologies
            Worldwide, Inc.(a)(f)                                            25,820
   100    RGC Resources, Inc.                                                 2,555
 8,000    Range Resources Corp.                                             218,480
 1,477    SEACOR Holdings, Inc.(a)                                          116,978
 9,600    Smith International, Inc.                                         374,016
     7    Solexa, Inc.(a)                                                        70
 8,000    Southwestern Energy Co.(a)                                        257,520
 1,900    Swift Energy Co.(a)                                                71,174
 1,900    TC PipeLines LP                                                    64,581
 1,755    Tidewater, Inc.                                                    96,929
 4,200    USEC, Inc.                                                         50,610
 2,900    Unit Corp.(a)                                                     161,675
 2,500    W-H Energy Services, Inc.(a)                                      111,225

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 4,000    Western Gas Resources, Inc.                                  $    193,000
   500    Westmoreland Coal Co.(a)                                           13,125
 2,100    Williams Partners LP                                               68,733
 2,600    World Fuel Services Corp.                                         105,144
 1,300    Xanser Corp.(a)                                                     5,759
                                                                       ------------
                                                                          9,224,263
                                                                       ------------
  ENERGY & UTILITIES - 2.5%
 4,400    AGL Resources, Inc.                                               158,620
 1,099    ATG, Inc.(a)                                                            -
 3,500    Active Power, Inc.(a)                                              17,465
 1,500    Allete, Inc.                                                       69,900
 6,400    Alliant Energy Corp.                                              201,408
   950    American States Water Co.                                          35,492
 4,917    Aqua America, Inc.                                                136,791
 7,810    Aquila, Inc.(a)                                                    31,162
   150    Artesian Resources Corp. Class A                                    5,010
 4,800    Atmos Energy Corp.                                                126,384
   200    Atrion Corp.                                                       15,798
 2,900    Avista Corp.                                                       59,885
   200    BIW Ltd.                                                            3,906
 7,730    Beacon Power Corp.(a)                                              12,909
 1,800    Black Hills Corp.                                                  61,200
   900    CH Energy Group, Inc.                                              43,200
   900    California Water Service Group                                     40,545
   800    Cascade Natural Gas Corp.                                          15,760
 2,766    Catalytica Energy Systems, Inc.(a)                                  4,204
   700    Central Vermont Public Service Corp.                               14,847
 1,300    Chesapeake Utilities Corp.                                         40,612
 2,900    Cleco Corp.                                                        64,757
   400    Connecticut Water Service, Inc.                                    10,488
 7,935    DPL, Inc.                                                         214,245
   100    Delta Natural Gas Co., Inc.                                         2,659
 4,300    Duquesne Light Holdings, Inc.                                      70,950
 3,900    El Paso Electric Co.(a)                                            74,256
 2,700    The Empire District Electric Co.                                   59,994
 4,800    Energen Corp.                                                     168,000
 8,400    Energy East Corp.                                                 204,120
   200    Energy West, Inc.                                                   2,162
   450    EnergySouth, Inc.                                                  14,315
 7,280    Equitable Resources, Inc.                                         265,793
   199    Florida Public Utilities Co.                                        2,816
 4,900    Great Plains Energy, Inc.                                         137,935
 1,000    Green Mountain Power Corp.                                         28,890
 4,720    Hawaiian Electric Industries, Inc.                                128,054
 2,200    IDACORP, Inc.                                                      71,544
 3,800    KFX, Inc.(a)(f)                                                    69,160
 1,200    The Laclede Group, Inc.                                            41,304
 5,750    MDU Resources Group, Inc.                                         192,338
   400    MGE Energy, Inc.                                                   13,272
   666    Middlesex Water Co.                                                12,614
16,700    Mirant Corp.(a)                                                   417,500
 6,130    NRG Energy, Inc.(a)                                               277,199
 6,100    NSTAR                                                             174,521
 4,650    National Fuel Gas Co.                                             152,148
 1,940    New Jersey Resources Corp.                                         87,785
 2,000    NorthWestern Corp.                                                 62,280
 5,100    Northeast Utilities                                                99,603
 1,600    Northwest Natural Gas Co.                                          56,784
 5,000    OGE Energy Corp.                                                  145,000
 5,790    Oneok, Inc.                                                       186,728
   800    Ormat Technologies, Inc.                                           30,480
 1,200    Otter Tail Corp.                                                   34,428
 1,100    PNM Resources, Inc.                                                26,840
   177    Pennichuck Corp.                                                    4,460
10,573    Pepco Holdings, Inc.                                              240,959
 4,800    Piedmont Natural Gas Co.                                          115,152
 5,900    Puget Energy, Inc.                                                124,962
 4,700    Questar Corp.                                                     329,235
15,500    Reliant Energy, Inc.(a)                                           163,990
 6,400    SCANA Corp.                                                       251,136
 5,800    SEMCO Energy, Inc.(a)                                              32,132
   600    SJW Corp.                                                          16,110
 6,600    Sierra Pacific Resources(a)                                        91,146
 1,600    South Jersey Industries, Inc.                                      43,632
 7,054    Southern Union Co.                                                175,151
 2,000    Southwest Gas Corp.                                                55,900
 1,571    Southwest Water Co.                                                25,042
   600    Streicher Mobile Fueling, Inc.(a)                                   1,716
 4,160    UGI Corp.                                                          87,651
 1,100    UIL Holdings Corp.                                                 57,585
   200    Unisource Energy Corp.                                              6,100
 4,200    Vectren Corp.                                                     110,796
 2,840    Veritas DGC, Inc.(a)                                              128,908
 2,700    WGL Holdings, Inc.                                                 82,134
 1,000    WPS Resources Corp.                                                49,220
 5,225    Westar Energy, Inc.                                               108,732
 6,780    Wisconsin Energy Corp.                                            271,132
                                                                       ------------
                                                                          7,269,041
                                                                       ------------
  FINANCE - 0.1%
 7,300    Brookfield Properties Corp.                                       249,295
   380    Pinnacle Financial Partners, Inc.(a)                               10,427
 6,356    Winthrop Realty Trust, Inc.                                        33,623
                                                                       ------------
                                                                            293,345
                                                                       ------------
  FOOD & AGRICULTURE - 2.4%
   400    Alico, Inc.                                                        18,176
 1,100    American Italian Pasta Co. Class A                                  6,886
   300    The Andersons, Inc.                                                23,469
   500    Bridgford Foods Corp.(a)                                            3,060
 6,600    Bunge Ltd.                                                        367,686
   200    CF Industries Holdings, Inc.                                        3,398
   200    Cagle's, Inc. Class A(a)                                            1,396
 1,802    Chiquita Brands International, Inc.                                30,220
   400    Coca-Cola Bottling Co. Consolidated                                18,400
   300    Consolidated-Tomoka Land Co.                                       18,639

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

 SHARES
   HELD   INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
  4,400   Corn Products International, Inc.                            $    130,108
  1,200   Cuisine Solutions, Inc.(a)                                         11,148
    500   Dairy Mart Convenience Stores(a)                                        -
    700   Darling International, Inc.(a)                                      3,276
 12,800   Del Monte Foods Co.                                               151,808
  2,280   Delta & Pine Land Co.                                              68,765
  2,700   Eden Bioscience Corp.(a)                                            2,079
    400   Embrex, Inc.(a)                                                     5,020
    300   Farmer Bros. Co.                                                    6,690
    100   Fisher Communications, Inc.(a)                                      4,475
  4,012   Flowers Foods, Inc.                                               119,156
  4,500   Fresh Del Monte Produce, Inc.                                      95,175
    600   Gehl Co.(a)                                                        19,872
    200   Glacier Water Services, Inc.(a)                                     4,800
  1,700   Gold Kist, Inc.(a)                                                 21,488
    600   Golden Enterprises, Inc.                                            1,788
    400   Green Mountain Coffee Roasters, Inc.(a)                            15,888
  1,000   Griffin Land & Nurseries, Inc.(a)                                  30,000
  2,239   Hain Celestial Group, Inc.(a)                                      58,639
  4,100   Hines Horticulture, Inc.(a)                                        14,268
  7,990   Hormel Foods Corp.                                                270,062
     12   Imperial Sugar Co. New Shares                                         366
  1,800   Ingles Markets, Inc. Class A                                       32,076
  2,165   Ionatron, Inc.(a)(f)                                               29,249
  1,000   J&J Snack Foods Corp.                                              33,590
  3,319   The J.M. Smucker Co.                                              131,764
    600   John B. Sanfilippo & Son, Inc.(a)                                   9,498
105,080   Kraft Foods, Inc.(f)                                            3,184,975
  1,700   Lance, Inc.                                                        38,250
  1,700   Lifeway Foods, Inc.(a)                                             20,828
  1,600   MGP Ingredients, Inc.                                              25,920
    700   Marsh Supermarkets, Inc. Class B                                    5,775
    400   Maui Land & Pineapple Co., Inc.(a)                                 15,100
    700   Monterey Gourmet Foods, Inc.(a)                                     3,080
  1,520   Nash Finch Co.                                                     45,448
    875   Neogen Corp.(a)                                                    21,437
  3,700   NitroMed, Inc.(a)(f)                                               31,080
  1,200   The Pantry, Inc.(a)                                                74,868
  1,000   Peet's Coffee & Tea, Inc.(a)                                       30,000
  8,227   PepsiAmericas, Inc.                                               201,150
  2,700   Performance Food Group Co.(a)                                      84,213
  4,200   Pilgrim's Pride Corp.                                              91,014
  1,900   Premium Standard Farms, Inc.                                       33,345
  1,200   Provena Foods, Inc.(a)                                              1,320
  1,732   Ralcorp Holdings, Inc.(a)                                          65,903
  1,424   Rocky Mountain Chocolate Factory, Inc.                             22,485
  1,150   Sanderson Farms, Inc.                                              25,760
  3,800   The Scotts Miracle-Gro Co.                                        173,888
    100   Seaboard Corp.                                                    159,400
    200   Seneca Foods Corp.(a)                                               3,930
  1,700   Smart & Final, Inc.(a)                                             27,863
  7,100   Smithfield Foods, Inc.(a)                                         208,314
    800   Spartan Stores, Inc.                                               10,200
    400   Tasty Baking Co.                                                    3,200
    400   Tejon Ranch Co.(a)                                                 19,548
  4,600   Terra Industries, Inc.(a)                                          32,430
  3,180   Tootsie Roll Industries, Inc.                                      93,079
  1,912   TreeHouse Foods, Inc.(a)                                           50,764
  3,200   United Natural Foods, Inc.(a)                                     111,904
  3,200   Wild Oats Markets, Inc.(a)                                         65,056
    800   Willamette Valley Vineyards(a)                                      5,088
    500   Zanett, Inc.(a)                                                     1,850
    800   Zapata Corp.(a)                                                     4,848
                                                                       ------------
                                                                          6,755,691
                                                                       ------------
  GOLD - 0.2%
  5,900   Glamis Gold Ltd.(a)                                               192,812
  5,580   Meridian Gold, Inc.(a)                                            165,447
  3,300   NGAS Resources, Inc.(a)(f)                                         28,578
  2,535   Royal Gold, Inc.(f)                                                91,742
  8,500   US Gold Corp.(a)(f)                                                76,500
                                                                       ------------
                                                                            555,079
                                                                       ------------
  INSURANCE - 3.8%
  5,200   21st Century Insurance Group                                       82,160
    300   Affirmative Insurance Holdings, Inc.                                3,963
  4,000   Alfa Corp.                                                         68,560
    543   Alleghany Corp.(a)                                                157,094
  4,200   American Equity Investment Life Holding Co.                        60,228
  4,200   American Financial Group, Inc.                                    174,762
  1,700   American National Insurance Co.                                   190,536
  5,500   Amerisafe, Inc.(a)                                                 66,000
  2,700   AmerUs Group Co.                                                  162,648
  1,405   Arch Capital Group Ltd.(a)                                         81,125
  1,700   Argonaut Group, Inc.(a)                                            60,435
  5,000   Arthur J. Gallagher & Co.                                         139,050
  3,200   Aspen Insurance Holdings Ltd.                                      78,912
  7,905   Assurant, Inc.                                                    389,321
  2,700   Assured Guaranty Ltd.                                              67,500
    700   Atlantic American Corp.(a)                                          1,967
  9,400   Axis Capital Holdings Ltd.                                        281,060
    950   Baldwin & Lyons, Inc. Class B                                      25,222
  1,780   Bristol West Holdings, Inc.                                        34,265
  7,000   Brown & Brown, Inc.                                               232,400
 16,129   CNA Financial Corp.(a)                                            513,547
    800   CNA Surety Corp.(a)                                                13,384
  1,100   Clark, Inc.                                                        12,991
  2,100   Commerce Group, Inc.                                              110,964
  8,500   Conseco, Inc.(a)                                                  210,970
  3,000   Crawford & Co. Class B                                             18,000
  1,900   Delphi Financial Group Class A                                     98,097
    500   EMC Insurance Group, Inc.                                          13,935
  2,600   Endurance Specialty Holdings Ltd.                                  84,630
  3,600   Erie Indemnity Co. Class A                                        189,504
  2,800   Everest Re Group Ltd.                                             261,436
    800   FBL Financial Group, Inc. Class A                                  27,560
    400   FMS Financial Corp.                                                 7,320
    600   FPIC Insurance Group, Inc.(a)                                      22,680
  9,342   Fidelity National Financial, Inc.                                 331,921
  8,534   Fidelity National Title Group, Inc. Class A                       194,319
  4,635   First American Corp.                                              181,507
    400   First United Corp.                                                  9,132

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 4,500    Fremont General Corp.                                        $     97,020
 2,910    Great American Financial Resources, Inc.                           57,414
 5,850    HCC Insurance Holdings, Inc.                                      203,580
 3,500    The Hanover Insurance Group, Inc.                                 183,470
 1,800    Harleysville Group, Inc.                                           53,442
 1,900    Hilb Rogal & Hobbs Co.                                             78,318
 2,400    Horace Mann Educators Corp.                                        45,120
 2,000    IPC Holdings, Ltd.                                                 56,100
   720    Independence Holding Co.                                           16,603
 1,200    Infinity Property & Casualty Corp.                                 50,088
   400    Kansas City Life Insurance Co.                                     20,312
 1,200    LandAmerica Financial Group, Inc.                                  81,420
   600    Markel Corp.(a)                                                   202,608
 1,600    Max Re Capital Ltd.                                                38,080
   400    Meadowbrook Insurance Group, Inc.(a)                                2,800
   100    Merchants Group, Inc.                                               3,015
 3,000    Mercury General Corp.                                             164,700
 3,300    Montpelier Re Holdings Ltd.(f)                                     53,790
   600    NYMAGIC, Inc.                                                      17,898
 3,300    National Atlantic Holdings Corp.(a)                                33,495
 1,000    National Medical Health Card Systems, Inc.(a)                      28,000
 8,300    Nationwide Financial Services, Inc. Class A                       357,066
   700    Navigators Group, Inc.(a)                                          34,720
 3,900    Odyssey Re Holdings Corp.(f)                                       84,630
 4,200    Ohio Casualty Corp.                                               133,140
13,212    Old Republic International Corp.                                  288,286
 2,895    PMA Capital Corp. Class A(a)                                       29,471
 4,700    The PMI Group, Inc.                                               215,824
 2,600    PartnerRe Ltd.                                                    161,434
   250    Penn Treaty American Corp.(a)                                       2,308
 5,100    Philadelphia Consolidated Holding Co.(a)                          174,114
 5,500    The Phoenix Cos., Inc.                                             89,650
   700    Pico Holdings, Inc.(a)                                             23,023
 1,600    Platinum Underwriters Holdings Ltd.                                46,560
 1,700    Presidential Life Corp.                                            43,197
 2,300    ProAssurance Corp.(a)                                             119,600
 4,000    Protective Life Corp.                                             198,960
 1,000    RLI Corp.                                                          57,300
   200    RTW, Inc.(a)                                                        2,114
 5,044    Radian Group, Inc.                                                303,901
 3,300    Reinsurance Group of America, Inc.                                156,057
 5,500    RenaissanceRe Holdings Ltd.                                       239,910
 3,600    Republic Cos. Group, Inc.                                          62,496
   400    SCPIE Holdings, Inc.(a)                                             9,800
 1,300    Safety Insurance Group, Inc.                                       59,358
 1,100    Scottish Annuity & Life Holdings, Ltd.                             27,291
 2,200    Selective Insurance Group                                         116,600
 3,200    Stancorp Financial Group, Inc.                                    173,152
 1,625    State Auto Financial Corp.                                         54,779
 1,662    Sterling Financial Corp.                                           36,298
   900    Stewart Information Services Corp.                                 42,372
 3,100    Tower Group, Inc.                                                  71,610
 4,131    Transatlantic Holdings, Inc.                                      241,457
   900    Triad Guaranty, Inc.(a)                                            42,210
 3,700    UICI                                                              136,863
 1,200    USI Holdings Corp.(a)                                              19,356
   300    Unico American Corp.(a)                                             2,880
 1,400    United Fire & Casualty Co.                                         46,060
 3,900    Unitrin, Inc.                                                     181,389
 3,500    Universal American Financial Corp.(a)                              53,900
 7,127    W.R. Berkley Corp.                                                413,794
 1,500    WellCare Health Plans, Inc.(a)                                     68,160
 1,650    Zenith National Insurance Corp.                                    79,414
                                                                       ------------
                                                                         10,846,882
                                                                       ------------
  INTERNATIONAL OIL - 0.4%
 1,700    ATP Oil & Gas Corp.(a)                                             74,647
16,189    GlobalSantaFe Corp.                                               983,482
 7,300    Sulphco, Inc.(a)                                                   61,320
                                                                       ------------
                                                                          1,119,449
                                                                       ------------
  LIQUOR - 0.0%
   600    Boston Beer Co., Inc. Class A(a)                                   15,606
 1,475    Central European Distribution Corp.(a)                             56,714
 2,300    National Beverage Corp.                                            26,611
   100    Pyramid Breweries, Inc.(a)                                            229
                                                                       ------------
                                                                             99,160
                                                                       ------------
  MEDIA - 2.4%
 1,500    ACCO Brands Corp.(a)                                               33,300
 1,000    Acme Communications, Inc.(a)                                        4,140
   650    America's Car Mart, Inc.(a)                                        13,975
 1,400    Banta Corp.                                                        72,772
   400    Beasley Broadcasting Group, Inc. Class A                            4,852
 6,680    Belo Corp. Class A                                                132,798
 8,100    Blockbuster, Inc. Class A(f)                                       32,157
 8,600    CNET Networks, Inc.(a)                                            122,206
    50    CTN Media Group, Inc.(a)                                                -
18,100    Cablevision Systems Corp. Class A                                 483,270
   600    Cadmus Communications Corp.                                        11,034
 2,600    Carmike Cinemas, Inc.                                              62,738
45,400    Charter Communications, Inc. Class A(a)(f)                         49,486
 6,500    Citadel Broadcasting Corp.                                         72,085
   500    Consolidated Graphics, Inc.(a)                                     26,060
    29    Cross Media Marketing Corp.(a)                                          -
 6,500    Crown Media Holdings, Inc. Class A(a)                              41,210
 3,365    Cumulus Media, Inc. Class A(a)                                     37,890
87,245    The DIRECTV Group, Inc.(a)                                      1,430,818
   100    Daily Journal Corp.(a)                                              4,050
 1,300    Document Security Systems, Inc.(a)                                 16,510
 5,100    DreamWorks Animation SKG, Inc. Class A(a)                         134,895
13,665    EchoStar Communications Corp. Class A(a)                          408,173
 4,000    Emmis Communications Corp. Class A(a)                              64,000
 2,700    Entercom Communications Corp.                                      75,384
 3,900    Entravision Communications Corp. Class A(a)                        35,724
 7,580    Gartner, Inc. Class A(a)                                          105,741
 2,220    Gaylord Entertainment Co.(a)                                      100,744
 1,200    Gray Television, Inc.                                              10,080
 4,980    Hollinger International, Inc. Class A                              41,732
    80    iBEAM Broadcasting Corp.(a)                                             -
    20    Intraware, Inc.(a)                                                    155
 3,700    John Wiley & Sons, Inc. Class A                                   140,045

22

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 4,900    Journal Communications, Inc. Class A                         $     60,760
 1,300    Journal Register Co.                                               15,834
 2,600    Lee Enterprises, Inc.                                              86,554
24,896    Liberty Global, Inc.(a)                                           509,621
 4,496    Liberty Global, Inc. Series C(a)                                   88,796
 3,000    Lin TV Corp. Class A(a)                                            27,000
 2,500    Live Nation(a)                                                     49,600
 3,600    Martha Stewart Living Omnimedia, Inc. Class A(a)(f)                60,696
 2,900    McClatchy Co. Class A(f)                                          141,665
 1,300    Media General, Inc. Class A                                        60,606
 8,800    Mediacom Communications Corp. Class A(a)                           50,600
 1,600    Navarre Corp.(a)(f)                                                 6,864
 1,400    Network Equipment Technologies, Inc.(a)                             5,558
 2,500    Nexstar Broadcasting Group, Inc. Class A(a)                        13,000
10,600    Palatin Technologies, Inc.(a)                                      28,726
 5,900    PanAmSat Holding Corp.                                            146,438
 1,700    Penton Media, Inc.(a)                                               1,071
 1,500    Playboy Enterprises, Inc. Class B(a)                               21,300
15,534    Primedia, Inc.(a)                                                  32,155
 5,000    Radio One, Inc. Class A(a)                                         37,400
 3,300    Raindance Communications, Inc.(a)                                   8,910
 5,600    The Reader's Digest Association, Inc. Class A                      82,600
 9,100    Regal Entertainment Group Series A(f)                             171,171
 1,900    Regent Communications, Inc.(a)                                      8,759
 1,500    Rewards Network, Inc.(a)                                           11,940
   425    Saga Communications, Inc. Class A(a)                                4,110
 1,000    Salem Communications Corp. Class A(a)                              15,010
 2,210    Scholastic Corp.(a)                                                59,140
 5,200    Sinclair Broadcast Group, Inc. Class A                             42,380
 3,230    Source Interlink Cos., Inc.(a)                                     36,822
 9,000    Spanish Broadcasting System, Inc. Class A(a)                       49,770
 1,550    The Sportsman's Guide, Inc.(a)                                     41,060
   800    Thomas Nelson, Inc.                                                23,400
 7,065    TiVo, Inc.(a)                                                      51,080
   500    United Capital Corp.(a)                                            12,440
 9,900    Univercell Holdings, Inc.(a)                                          100
 2,900    Valassis Communications, Inc.(a)                                   85,173
 2,200    ValueVision Media, Inc. Class A(a)                                 28,116
 2,100    WPT Enterprises, Inc.(a)(f)                                        15,456
   525    Washington Post Class B                                           407,794
 6,200    Westwood One, Inc.                                                 68,448
 4,500    WorldSpace, Inc. Class A(a)                                        33,975
12,175    XM Satellite Radio Holdings, Inc. Class A(a)                      271,137
 2,400    Young Broadcasting, Inc. Class A(a)                                 8,160
                                                                       ------------
                                                                          6,749,219
                                                                       ------------
  MISCELLANEOUS - 0.1%
 2,300    Coinstar, Inc.(a)                                                  59,593
 1,400    Gerber Scientific, Inc.(a)                                         14,476
 5,500    International Coal Group, Inc.(a)                                  53,570
 1,700    Magellan Midstream Holdings LP(a)                                  39,083
 4,100    Thomas Weisel Partners Group, Inc.(a)                              89,790
   120    Triple Crown Media, Inc.(a)                                           708
 2,000    Union Drilling, Inc.(a)                                            29,240
                                                                       ------------
                                                                            286,460
                                                                       ------------
  MISCELLANEOUS FINANCE - 8.4%
 1,000    1st Source Corp.                                                   29,980
   740    ACE Cash Express, Inc.(a)                                          18,419
 4,750    AG Edwards, Inc.                                                  236,835
 2,900    Aames Investment Corp.                                             16,472
 1,900    Accredited Home Lenders Holding Co.(a)                             97,242
 3,900    Advance America, Cash Advance Centers, Inc.                        56,082
   100    Advanta Corp. Class B                                               3,687
 1,500    Affiliated Managers Group(a)                                      159,915
   400    Agree Realty Corp.                                                 12,840
 5,400    AllianceBernstein Holding LP                                      357,750
 1,500    Amcore Financial, Inc.                                             47,430
   900    Ameralia, Inc.(a)                                                     810
 8,300    American Financial Realty Trust                                    96,695
 2,344    American Home Mortgage Investment Corp.                            73,156
 8,150    AmeriCredit Corp.(a)                                              250,449
   100    Ampal American Israel Class A(a)                                      455
 1,600    Anchor Bancorp Wisconsin, Inc.                                     48,496
 1,200    Ashford Hospitality Trust, Inc.                                    14,880
 1,100    Asset Acceptance Capital Corp.(a)                                  21,417
 1,500    Asta Funding, Inc.                                                 49,890
 6,750    Astoria Financial Corp.                                           208,980
    74    Atlantic Coast Federal Corp.                                        1,087
   300    Atlantic Realty Trust Inc.                                          6,876
 2,800    Atlantis Plastics, Inc.                                            26,404
   300    BNP Residential Properties, Inc.                                    5,040
 3,101    BOK Financial Corp.                                               147,453
 1,700    BP Prudhoe Bay Royalty Trust                                      120,173
   900    Bank of the Ozarks, Inc.                                           32,850
 2,835    BankUnited Financial Corp. Class A                                 76,658
   600    Banner Corp.                                                       20,400
 2,300    Bay View Capital Corp.(a)                                          40,135
    79    Berkshire Hathaway, Inc. Class A(a)                             7,137,650
   476    Berkshire Hathaway, Inc. Class B(a)                             1,433,712
   300    Berkshire Hills Bancorp, Inc.                                      10,482
 4,100    BlackRock, Inc.                                                   574,000
 3,796    CVB Financial Corp.                                                64,912
 2,400    Calamos Asset Management, Inc. Class A                             89,760
   500    Camco Financial Corp.                                               7,185
   540    Capital Corp. of the West                                          19,829
 1,500    Capital Lease Funding, Inc.                                        16,635
 7,441    CapitalSource, Inc.                                               185,132
   412    Cascade Financial Corp.                                             7,787
 1,700    Cash America International, Inc.                                   51,034
 2,922    Cathay General Bancorp                                            109,984
 2,800    Cbot Holdings, Inc. Class A(a)(f)                                 334,320
 1,876    Central Pacific Financial Corp.                                    68,887
 2,800    Cenveo, Inc.(a)                                                    46,424
 1,700    Ceres Group, Inc.(a)                                                9,384
   500    Charter Financial Corp.                                            19,030
 3,400    CharterMac                                                         69,020
 2,060    Chicago Mercantile Exchange Holdings, Inc.                        921,850
   500    Citizens First Bancorp, Inc.                                       14,130
 1,190    Citizens, Inc.(a)(f)                                                6,140
   691    Coastal Financial Corp.                                             9,543
   700    Cohen & Steers, Inc.                                               17,150

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 3,722   Commercial Capital Bancorp, Inc.                              $     52,331
 2,000   CompuCredit Corp.(a)                                                73,620
 2,200   Corrections Corp. of America(a)                                     99,440
 5,780   Covanta Holding Corp.(a)                                            96,353
 1,056   Cross Timbers Royalty Trust                                         49,188
 3,100   Deerfield Triarc Capital Corp.                                      41,819
 3,600   Delta Financial Corp.                                               34,380
 3,700   Dime Community Bancshares, Inc.                                     53,169
 1,800   Downey Financial Corp.                                             121,140
 4,900   ECC Capital Corp.                                                    7,448
   629   ESB Financial Corp.                                                  7,548
   300   Eastern Virginia Bankshares, Inc.                                    6,666
 7,600   Eaton Vance Corp.                                                  208,088
 1,300   Encore Capital Group, Inc.(a)                                       19,175
 2,500   ePlus, Inc.(a)                                                      35,575
 3,400   eSpeed, Inc. Class A(a)                                             27,098
 1,700   Extra Space Storage, Inc.                                           29,223
 2,200   Ezcorp, Inc.(a)                                                     64,944
   900   The FINOVA Group, Inc.(a)                                               54
 1,450   Fidelity Bankshares, Inc.                                           48,763
 1,500   Financial Federal Corp.                                             43,950
 2,400   First Albany Cos., Inc.                                             13,512
 1,000   First Community Bancorp, Inc.                                       57,660
   400   First Defiance Financial Corp.                                      10,536
   800   First Financial Corp.                                               23,840
 1,400   First Financial Holdings, Inc.                                      44,380
   750   First Indiana Corp.                                                 20,925
 3,300   The First Marblehead Corp.(f)                                      142,725
   615   First Place Financial Corp.                                         15,252
   900   FirstFed Financial Corp.(a)                                         53,829
 3,600   Flagstar Bancorp, Inc.                                              54,360
   750   Flushing Financial Corp.                                            13,095
   500   Foothill Independent Bancorp                                        13,045
 1,300   Franklin Street Properties Corp.                                    27,495
 9,710   Friedman Billings Ramsey Group, Inc. Class A                        91,080
   300   Frontline Capital Group(a)                                               -
 1,100   GAMCO Investors, Inc. Class A                                       43,945
   900   GFI Group, Inc.(a)                                                  46,719
 1,355   Giant Industries, Inc.(a)                                           94,227
 1,371   Glacier Bancorp, Inc.                                               42,569
   710   Greater Delaware Valley Savings Bank                                17,679
 1,100   Greenhill & Co., Inc.                                               72,721
   900   HMN Financial, Inc.                                                 31,311
   300   Heartland Payment Systems, Inc.(a)                                   7,431
   420   Heritage Financial Corp.                                            12,180
 2,400   HomeBanc Corp.                                                      21,096
 3,400   Hugoton Royalty Trust(f)                                           105,842
 1,000   IBERIABANK Corp.                                                    56,570
   200   ITC Holdings Corp.                                                   5,250
   900   ITLA Capital Corp.                                                  43,398
 4,868   Independence Community Bank Corp.                                  202,898
   242   Independence Federal Savings Bank(a)                                 2,892
 1,304   Independent Bank Corp.                                              37,099
 4,300   IndyMac Bancorp, Inc.                                              175,999
   800   InnSuites Hospitality Trust                                          1,200
 4,100   IntercontinentalExchange, Inc.(a)                                  283,105
 3,656   International Bancshares Corp.                                     105,037
 1,900   International Securities Exchange, Inc.                             79,135
   300   Interpool, Inc.                                                      6,060
 3,000   Investment Technology Group, Inc.(a)                               149,400
 3,900   Investors Financial Services Corp.                                 182,793
 1,500   iPayment, Inc.(a)                                                   64,275
 1,800   Jackson Hewitt Tax Service, Inc.                                    56,844
 3,300   Jefferies Group, Inc. New Shares                                   193,050
 6,000   John D Oil & Gas Co.                                                 3,600
 4,400   KKR Financial Corp.                                                 98,692
 1,790   KNBT Bancorp, Inc.                                                  29,266
 6,900   Knight Capital Group, Inc. Class A(a)                               96,117
 5,600   LaBranche & Co., Inc.(a)(f)                                         88,536
 2,781   Ladenburg Thalmann Financial Services, Inc.(a)                       4,005
 5,212   Legg Mason, Inc.                                                   653,220
 5,902   Leucadia National Corp.                                            352,113
 1,000   Lincoln Bancorp                                                     18,810
 1,000   Lipid Sciences, Inc.(a)                                              2,400
 2,679   MAF Bancorp, Inc.                                                  117,260
 1,450   MB Financial, Inc.                                                  51,330
   200   Malan Realty Investors, Inc.                                             -
   300   Maxus Realty Trust, Inc.                                             3,960
 1,200   McGrath RentCorp                                                    36,072
 4,700   Medallion Financial Corp.                                           63,685
 2,200   Medical Properties Trust, Inc.                                      23,760
   500   MicroFinancial, Inc.                                                 1,900
   110   Mid Penn Bancorp, Inc.                                               2,937
   300   The Midland Co.                                                     10,494
 5,000   MoneyGram International, Inc.                                      153,600
   400   Monmouth Capital Corp.                                               2,312
 2,200   Monmouth Real Estate Investment Corp. Class A                       18,524
 5,200   MortgageIT Holdings, Inc.                                           56,316
   300   MutualFirst Financial, Inc.                                          6,222
   400   NASB Financial, Inc.                                                13,600
 3,600   The Nasdaq Stock Market, Inc.(a)                                   144,144
 2,290   Nastech Pharmaceutical Co., Inc.(a)                                 41,220
 1,900   National Financial Partners Corp.                                  107,388
   120   National Security Group, Inc.                                        2,102
   200   National Western Life Insurance Co. Class A                         46,458
 3,000   Nelnet, Inc. Class A(a)                                            124,950
15,464   New York Community Bancorp, Inc.(f)                                270,929
   400   North American Scientific, Inc.(a)                                     940
 1,800   Northwest Bancorp, Inc.                                             44,568
 5,500   Nuveen Investments, Inc. Class A                                   264,825
 1,400   Oak Hill Financial, Inc.                                            43,274
 3,300   Ocwen Financial Corp.(a)                                            33,726
   200   One Liberty Properties, Inc.                                         3,966
 2,900   optionsXpress Holdings, Inc.                                        84,332
   600   PAB Bankshares, Inc.                                                11,652
 2,125   PMC Commercial Trust                                                29,006
   321   PVF Capital Corp.                                                    3,210
 1,900   PW Eagle, Inc.                                                      52,820
 2,710   Pacific Capital Bancorp                                             91,706
 2,308   Partners Trust Financial Group, Inc.                                27,511
 1,045   Piper Jaffray Cos.(a)                                               57,475
 1,600   Portfolio Recovery Associates, Inc.(a)                              74,928

24

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
   400    Provident Financial Holdings, Inc.                           $     13,040
 2,689    Provident Financial Services, Inc.                                 48,671
 2,900    R-G Financial Corp. Class B                                        36,714
 5,550    Raymond James Financial, Inc.                                     164,058
   450    Renasant Corp.                                                     16,623
 1,000    Resource America, Inc. Class A                                     19,920
   100    Riverview Bancorp, Inc.                                             2,676
   300    Roberts Realty Investors, Inc.(a)                                   2,379
 6,460    SEI Investments Co.                                               261,824
 1,210    SWS Group, Inc.                                                    31,641
   900    Sanders Morris Harris Group, Inc.                                  14,436
 1,903    Santander BanCorp                                                  48,336
   300    Security Bank Corp.                                                 7,581
 3,300    Siebert Financial Corp.(a)                                          9,471
   700    Sound Federal Bancorp, Inc.                                        14,413
 3,600    Specialty Underwriters' Alliance, Inc.(a)                          24,480
 3,088    Sterling Financial Corp.                                           89,552
 1,132    Student Loan Corp.                                                263,756
   300    Supertel Hospitality, Inc.                                          1,665
34,780    TD Ameritrade Holding Corp.                                       725,859
   100    TF Financial Corp.                                                  3,000
   679    Tarragon Corp.                                                     13,512
 1,000    TierOne Corp.                                                      33,950
 1,500    Transnational Financial Network, Inc.(a)                              600
 1,100    United Community Banks, Inc.                                       30,965
 1,000    United PanAm Financial Corp.(a)                                    30,900
   100    Value Line, Inc.                                                    3,700
 9,752    W Holding Co., Inc.                                                76,748
 1,500    WP Carey & Co. LLC                                                 40,170
   800    WP Stewart & Co. Ltd.                                              16,864
   200    WVS Financial Corp.                                                 3,550
 3,500    Waddell & Reed Financial, Inc. Class A                             80,850
 5,161    Washington Federal, Inc.                                          124,896
   500    Washington Group International, Inc.(a)                            28,695
   151    Wayne Savings Bancshares, Inc.                                      2,276
 3,000    Webster Financial Corp.                                           145,380
 2,000    Wellsford Real Properties, Inc.                                    15,820
   402    Wesco Financial Corp.                                             160,398
 2,700    Wheeling-Pittsburgh Corp.(a)                                       49,572
   742    White Mountains Insurance Group Inc.                              441,119
   200    Willis Lease Finance Corp.(a)                                       2,240
 2,498    Willow Grove Bancorp, Inc.                                         44,240
 4,500    Windrose Medical Properties Trust                                  67,860
 1,800    World Acceptance Corp.(a)                                          49,320
 1,800    Wright Express Corp.(a)                                            50,490
                                                                       ------------
                                                                         24,129,438
                                                                       ------------
  MOTOR VEHICLES - 0.8%
 1,800    AO Smith Corp.                                                     95,040
 2,800    ASV, Inc.(a)                                                       90,216
   305    Aftermarket Technology Corp.(a)                                     6,896
   600    American Axle & Manufacturing Holdings, Inc.                       10,278
 1,700    Arctic Cat, Inc.                                                   40,902
 3,900    ArvinMeritor, Inc.                                                 58,149
 3,200    BorgWarner, Inc.                                                  192,128
 2,000    CSK Auto Corp.(a)                                                  27,740
   700    Cascade Corp.                                                      36,995
   700    Coachmen Industries, Inc.                                           7,966
 4,800    Donaldson Co., Inc.                                               162,192
 3,300    Dura Automotive Systems, Inc. Class A(a)                            7,920
 3,300    Federal-Mogul Corp.(a)                                              1,056
 3,190    Fleetwood Enterprises, Inc.(a)                                     35,632
10,490    Gentex Corp.                                                      183,155
 1,000    Group 1 Automotive, Inc.                                           47,540
   300    H&E Equipment Services, Inc.(a)                                     8,736
 1,600    Hayes Lemmerz International, Inc.(a)                                4,368
 1,300    IMPCO Technologies, Inc.(a)                                         8,476
   600    Keystone Automotive Industries, Inc.(a)                            25,326
 4,200    LKQ Corp.(a)                                                       87,402
   200    The Lamson & Sessions Co.(a)                                        5,566
 2,045    Lear Corp.(f)                                                      36,258
 1,000    Lithia Motors, Inc. Class A                                        34,700
   800    MarineMax, Inc.(a)                                                 26,816
   900    Midas, Inc.(a)                                                     19,683
 1,900    Modine Manufacturing Co.                                           56,050
 1,800    Monaco Coach Corp.                                                 24,120
   750    Monro Muffler, Inc.                                                27,855
 2,020    Myers Industries, Inc.                                             32,300
   750    Noble International Ltd.                                           12,698
 4,600    Oshkosh Truck Corp.                                               286,304
 1,600    Polaris Industries, Inc.                                           87,296
   447    Proliance International, Inc.(a)                                    2,441
 1,700    Sonic Automotive, Inc.                                             47,192
 2,700    Spartan Motors, Inc.                                               31,050
 1,200    Standard Motor Products, Inc.                                      10,656
 1,300    Stoneridge, Inc.(a)                                                 7,072
 1,510    Superior Industries International, Inc.(f)                         29,234
 5,000    TRW Automotive Holdings Corp.(a)                                  116,500
 3,685    Thor Industries, Inc.                                             196,632
 1,000    Titan International, Inc.                                          17,260
 2,000    United Auto Group, Inc.                                            86,000
 1,500    Visteon Corp.(a)                                                    6,900
 1,800    Winnebago Industries, Inc.                                         54,612
                                                                       ------------
                                                                          2,393,308
                                                                       ------------
 NON-DURABLES - 1.8%
 4,600    AFC Enterprises Inc.                                               63,940
11,044    Activision, Inc.(a)                                               152,297
 3,900    American Greetings Class A                                         84,318
 5,665    Applebees International, Inc.                                     139,076
 1,100    BJ's Restaurants, Inc.(a)                                          29,700
   430    Benihana, Inc. Class A(a)                                          13,296
   600    Blue Nile, Inc.(a)                                                 21,114
 2,000    Bob Evans Farms, Inc.                                              59,420
   210    Bowl America, Inc. Class A                                          3,066
 3,200    Brinker International, Inc.                                       135,200
 2,600    Buca, Inc.(a)                                                      13,182
   500    Buffalo Wild Wings, Inc.(a)                                        20,790
 3,400    CBRL Group, Inc.                                                  149,294
 2,250    CEC Entertainment, Inc.(a)                                         75,645
 2,300    CKE Restaurants, Inc.                                              40,020

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 2,000    Cabela's, Inc. Class A(a)(f)                                 $     41,040
 1,100    California Pizza Kitchen, Inc.(a)                                  35,695
 2,400    Centillium Communications, Inc.(a)                                  9,192
 2,800    Champps Entertainment, Inc.(a)                                     23,100
 2,600    Checkers Drive-In Restaurant(a)                                    38,558
 4,417    The Cheesecake Factory, Inc.(a)                                   165,417
 2,200    Cheniere Energy, Inc.(a)                                           89,254
   200    Churchill Downs, Inc.                                               7,664
 1,800    Cosi, Inc.(a)                                                      19,782
11,300    Denny's Corp.(a)                                                   53,562
 2,500    Domino's Pizza, Inc.                                               71,375
 6,000    Dover Motorsports, Inc.                                            32,940
 1,200    Drew Industries, Inc.(a)                                           42,660
 1,200    EMAK Worldwide, Inc.(a)                                            10,008
 2,500    Famous Dave's of America, Inc.(a)                                  32,650
 1,100    Forward Industries, Inc.(a)(f)                                     11,726
 1,300    Gaming Partners International Corp.                                20,579
 1,500    Handleman Co.                                                      14,400
 2,118    Hibbett Sporting Goods, Inc.(a)                                    69,873
 4,300    Hollywood Media Corp.(a)                                           20,855
   900    IHOP Corp.                                                         43,146
 6,200    International DisplayWorks, Inc.(a)                                40,610
 3,000    International Speedway Corp. Class A                              152,700
 2,800    Isle of Capri Casinos, Inc.(a)                                     93,184
 2,200    Jack in the Box, Inc.(a)                                           95,700
 2,513    Jakks Pacific, Inc.(a)                                             67,198
   300    Kreisler Manufacturing Corp.(a)                                     2,754
 3,600    Krispy Kreme Doughnuts, Inc.(a)(f)                                 32,328
 2,000    Lancaster Colony Corp.                                             84,000
 1,700    Landry's Restaurants, Inc.                                         60,061
   300    Lazare Kaplan International, Inc.(a)                                2,340
 2,100    Leapfrog Enterprises, Inc.(a)                                      22,302
   800    Lenox Group, Inc.(a)                                               10,480
 3,900    Lodgenet Entertainment Corp.(a)                                    60,762
 1,900    Lone Star Steakhouse & Saloon, Inc.                                53,998
 1,100    Luby's, Inc.(a)                                                    13,739
 6,100    Marvel Entertainment, Inc.(a)                                     122,732
 5,200    Midway Games, Inc.(a)(f)                                           47,944
 1,400    Movado Group, Inc.                                                 32,312
 2,505    O'Charleys, Inc.(a)                                                46,242
 4,300    Outback Steakhouse, Inc.                                          189,200
 1,095    PF Chang's China Bistro, Inc.(a)                                   53,972
 1,200    Panera Bread Co. Class A(a)                                        90,216
 3,400    Papa John's International, Inc.(a)                                111,554
   900    Peco II, Inc.(a)                                                    1,881
 5,800    Penn National Gaming, Inc.(a)                                     244,644
 1,170    RC2 Corp.(a)                                                       46,578
 2,900    Rare Hospitality International, Inc.(a)                           101,007
   800    Red Robin Gourmet Burgers, Inc.(a)                                 37,760
 2,500    Regis Corp.                                                        86,200
 3,200    Ruby Tuesday, Inc.                                                102,656
 1,300    Russ Berrie & Co., Inc.                                            19,760
 2,600    Ryan's Restaurant Group, Inc.(a)                                   37,700
 3,400    Samsonite Corp.(a)                                                  3,672
20,800    Service Corp. International                                       162,240
   400    Servotronics, Inc.(a)                                               3,360
 4,425    Sonic Corp.(a)                                                    155,450
 3,600    Sotheby's Holdings Inc. Class A(a)                                104,544
   800    The Steak n Shake Co.(a)                                           16,880
   510    Steinway Musical Instruments Inc.(a)                               16,432
 5,800    Stewart Enterprises, Inc. Class A                                  33,118
 4,350    THQ, Inc.(a)                                                      112,622
 2,300    Take-Two Interactive Software, Inc.(a)                             42,918
 2,400    The Topps Co., Inc.                                                21,048
 3,300    Traffix, Inc.                                                      19,008
 2,400    Trans World Entertainment Corp.(a)                                 13,368
 4,600    Triarc Cos.                                                        80,408
 4,555    Tupperware Corp.                                                   93,787
 7,500    Warner Music Group Corp.                                          162,675
 2,300    World Wrestling Entertainment, Inc.                                38,870
 3,090    Youbet.com, Inc.(a)                                                16,840
                                                                       ------------
                                                                          5,115,588
                                                                       ------------
  NON-FERROUS METALS - 0.7%
   800    AM Castle & Co.                                                    23,600
 1,637    Aleris International, Inc.(a)                                      78,691
 1,100    Brush Engineered Materials, Inc.(a)                                21,725
 2,200    Century Aluminum Co.(a)                                            93,390
17,500    Coeur d'Alene Mines Corp.(a)                                      114,800
 3,400    Commercial Metals Co.                                             181,866
 1,327    Encore Wire Corp.(a)                                               44,959
13,400    Hecla Mining Co.(a)                                                88,574
10,800    Kaiser Aluminum Corp.(a)                                              400
 1,300    Minerals Technologies, Inc.                                        75,933
 2,600    Mueller Industries, Inc.                                           92,794
 2,100    RTI International Metals, Inc.(a)                                 115,185
 1,400    Reliance Steel & Aluminum Co.                                     131,488
 8,800    Southern Copper Corp.(f)                                          743,424
 4,784    Stillwater Mining Co.(a)                                           78,745
 3,800    Titanium Metals Corp.(a)                                          184,490
   900    Wolverine Tube, Inc.(a)                                             3,618
                                                                       ------------
                                                                          2,073,682
                                                                       ------------
  OPTICAL PHOTO & EQUIPMENT - 0.2%
 1,900    CPI Corp.                                                          38,760
 1,100    Cyberoptics Corp.(a)                                               16,467
 2,000    Imation Corp.                                                      85,820
 9,230    Ingram Micro, Inc. Class A(a)                                     184,600
 2,095    LaserCard Corp.(a)(f)                                              47,138
 7,200    Lexar Media, Inc.(a)                                               61,776
   200    Meade Instruments Corp.(a)                                            562
   300    Panavision, Inc.(a)                                                 1,050
 1,900    Photronics, Inc.(a)                                                35,644
   100    StockerYale, Inc.(a)                                                  100
 1,600    Zomax, Inc.(a)                                                      2,944
 1,100    Zygo Corp.(a)                                                      17,952
                                                                       ------------
                                                                            492,813
                                                                       ------------

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
  PAPER & FOREST PRODUCTS - 0.3%
   200    Badger Paper Mills, Inc.(a)                                  $         16
   300    Bowater, Inc.                                                       8,874
   200    Buckeye Technologies, Inc.(a)                                       1,810
   604    CSS Industries, Inc.                                               19,775
 1,700    Caraustar Industries, Inc.(a)                                      17,493
   600    Chesapeake Corp.                                                    8,328
   700    Deltic Timber Corp.                                                42,420
   480    Kadant, Inc.(a)                                                    10,896
 2,900    Longview Fibre Co.                                                 74,936
 1,000    Lydall, Inc.(a)                                                     9,650
 1,700    Neenah Paper, Inc.                                                 55,675
 2,400    P.H. Glatfelter Co.                                                43,992
 5,100    Packaging Corp. of America                                        114,444
   900    Pope & Talbot, Inc.                                                 6,120
   300    Potlatch Corp.                                                     12,852
 4,371    Rayonier, Inc.                                                    199,274
   900    Rock-Tenn Co. Class A                                              13,491
15,780    Smurfit-Stone Container Corp.(a)                                  214,135
 1,400    Universal Forest Products, Inc.                                    88,886
 3,100    Wausau Paper Corp.                                                 43,927
                                                                       ------------
                                                                            986,994
                                                                       ------------
  PRODUCER GOODS - 3.2%
 1,023    AGCO Corp.(a)                                                      21,217
   500    Aaon, Inc.                                                         11,955
 1,800    Actuant Corp. Class A                                             110,196
 4,400    Aeroflex, Inc.(a)                                                  60,412
   600    Alamo Group, Inc.                                                  13,284
 1,700    Albany International Corp. Class A                                 64,753
   115    Allied Motion Technologies, Inc.(a)                                   430
   900    American Vanguard Corp.                                            27,495
 4,500    Ametek, Inc.                                                      202,320
 1,800    Applied Industrial Technologies, Inc.                              80,280
 2,300    Aptargroup, Inc.                                                  127,075
   200    Arotech Corp.(a)                                                       98
 1,100    Astec Industries, Inc.(a)                                          39,490
 3,100    BE Aerospace, Inc.(a)                                              77,872
 1,800    Baldor Electric Co.                                                60,966
 1,600    Barnes Group, Inc.                                                 64,800
 1,000    Blount International, Inc.(a)                                      16,110
 2,600    Blyth, Inc.                                                        54,652
 1,400    Briggs & Stratton Corp.                                            49,518
   600    CIRCOR International, Inc.                                         17,520
   900    Cantel Medical Corp.(a)                                            14,751
14,400    Capstone Turbine Corp.(a)(f)                                       52,416
   200    Catalyst Semiconductor, Inc.(a)                                       980
 1,100    Cherokee International Corp.(a)                                     5,610
   100    Chicago Rivet & Machine Co.                                         1,970
 3,000    Clarcor, Inc.                                                     106,800
 3,485    Cognex Corp.                                                      103,295
 2,400    Columbus McKinnon Corp.(a)                                         64,632
 1,900    Comfort Systems USA, Inc.                                          25,650
 1,800    Concord Camera Corp.(a)                                             1,998
 1,900    Cryo-Cell International, Inc.(a)                                    6,118
   600    Culp, Inc.(a)                                                       2,910
 1,200    Curtiss-Wright Corp.                                               79,440
 2,000    DiamondCluster International, Inc. Class A(a)                      21,400
 5,500    Distributed Energy Systems Corp.(a)                                39,050
   800    Duratek, Inc.(a)                                                   17,520
 1,600    Dynamic Materials Corp.(f)                                         56,896
   200    The Eastern Co.                                                     4,190
 4,900    Evergreen Solar, Inc.(a)(f)                                        75,460
 2,100    FMC Corp.                                                         130,158
 1,600    The Fairchild Corp.(a)                                              4,160
 8,690    Fastenal Co.                                                      411,385
 4,220    Fedders Corp.                                                       6,414
 4,000    Federal Signal Corp.                                               74,000
 1,600    Flanders Corp.(a)                                                  18,688
 2,800    Flowserve Corp.(a)                                                163,352
 1,840    Foster Wheeler Ltd.(a)                                             87,050
   700    Franklin Electric Co., Inc.                                        38,255
 1,500    Gardner Denver, Inc.(a)                                            97,800
   125    The Gorman-Rupp Co.                                                 3,050
 4,587    Graco, Inc.                                                       208,387
 5,800    GrafTech International Ltd.(a)                                     35,380
   700    HI Shear Technology Corp.                                           2,450
 3,300    HNI Corp.                                                         194,700
   200    Hardinge, Inc.                                                      3,218
 2,400    Harsco Corp.                                                      198,288
 4,690    Herman Miller, Inc.                                               152,003
 1,700    Hexcel Corp.(a)                                                    37,349
 3,500    Hubbell, Inc. Class B                                             179,410
 3,150    IDEX Corp.                                                        164,336
   100    Ibis Technology Corp.(a)                                              355
   400    Inplay Technologies, Inc.(a)                                          980
   500    IntriCon Corp.(a)                                                   3,495
 3,800    JLG Industries, Inc.                                              117,002
 4,500    Jacuzzi Brands, Inc.(a)                                            44,235
 1,575    Jarden Corp.(a)                                                    51,739
 2,500    Kaydon Corp.                                                      100,900
   700    Kennametal, Inc.                                                   42,798
 2,700    Knoll, Inc.                                                        57,564
 2,690    Kos Pharmaceuticals, Inc.(a)                                      128,501
   600    LB Foster Co. Class A(a)                                           11,658
   700    Ladish Co., Inc.(a)                                                20,279
   600    Lawson Products, Inc.                                              24,564
 3,200    Lennox International, Inc.                                         95,552
   782    Libbey, Inc.                                                        5,537
 2,295    Lincoln Electric Holdings, Inc.                                   123,907
 1,500    Lindsay Manufacturing Co.                                          40,635
 1,700    Lone Star Technologies Inc.(a)                                     94,197
 4,100    MSC Industrial Direct Co. Class A                                 221,482
 1,700    Magnetek, Inc.(a)                                                   6,749
   900    Manitowoc Co.                                                      82,035
   900    Material Sciences Corp.(a)                                         10,872
 1,400    Matthews International Corp. Class A                               53,564
 1,400    Maverick Tube Corp.(a)                                             74,186
 2,300    Merix Corp.(a)                                                     28,290

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 5,160    Micrel, Inc.(a)                                              $     76,471
   500    Middleby Corp.(a)                                                  41,860
 4,356    Milacron, Inc.(a)                                                   7,013
   900    Modtech Holdings, Inc.(a)                                           7,875
 2,325    Moog, Inc. Class A(a)                                              82,514
   400    NACCO Industries, Inc. Class A                                     61,584
   800    NATCO Group, Inc. Class A(a)                                       21,680
 1,000    NN, Inc.                                                           12,910
 2,000    Nordson Corp.                                                      99,720
 1,500    Oceaneering International, Inc.(a)                                 85,950
 3,850    Pentair, Inc.                                                     156,888
 4,307    Plug Power, Inc.(a)                                                21,535
 1,600    Possis Medical, Inc.(a)                                            16,256
 7,050    Precision Castparts Corp.                                         418,770
 3,140    Presstek, Inc.(a)                                                  37,366
 2,505    Regal-Beloit Corp.                                                105,886
   800    Research Frontiers, Inc.(a)                                         2,992
 2,500    Riviera Holdings Corp.(a)                                          42,125
   800    Robbins & Myers, Inc.                                              17,280
 1,021    Ronson Corp.                                                        4,317
 5,400    Roper Industries, Inc.                                            262,602
   470    SI International, Inc.(a)                                          16,520
 2,648    SPX Corp.                                                         141,456
 7,200    Safeguard Scientifics, Inc.(a)                                     17,784
 1,600    Sauer-Danfoss, Inc.                                                36,720
   500    Sequa Corp. Class A(a)                                             48,900
 3,400    The Shaw Group, Inc.(a)                                           103,360
 1,800    Sonic Solutions, Inc.(a)                                           32,598
   200    Spectrum Control, Inc.(a)                                           1,636
   700    Standex International Corp.                                        22,162
 6,700    Steelcase, Inc. Class A                                           120,600
 3,000    Stewart & Stevenson Services Inc.                                 109,440
 1,500    Sun Hydraulics, Inc.                                               32,070
 2,500    T-3 Energy Services Inc.(a)                                        39,625
   765    TRM Corp.(a)                                                        5,148
 1,500    Technology Research Corp.                                          10,905
 1,600    Tecumseh Products Co. Class A                                      39,264
 2,300    Teleflex, Inc.                                                    164,749
   500    Tennant Co.                                                        26,160
 2,500    Tenneco, Inc.(a)                                                   54,225
 3,104    Terex Corp.(a)                                                    245,961
 2,500    ThermoGenesis Corp.(a)                                             10,075
 5,400    Timken Co.                                                        174,258
 2,700    Trinity Industries, Inc.                                          146,853
   800    Triumph Group, Inc.(a)                                             35,408
 2,500    TurboChef Technologies, Inc.(a)(f)                                 30,500
   100    Twin Disc, Inc.                                                     5,454
 2,100    Tyler Technologies, Inc.(a)                                        23,100
 7,540    Valhi, Inc.                                                       133,458
 1,100    Valmont Industries, Inc.                                           46,244
   800    Watsco, Inc.                                                       56,840
 1,900    Watts Water Technologies, Inc. Class A                             69,046
   700    Woodhead Industries, Inc.                                          11,620
 1,800    Woodward Governor Co.                                              59,850
 1,100    X-Rite, Inc.                                                       14,608
                                                                       ------------
                                                                          9,102,629
                                                                       ------------
  RAILROADS & SHIPPING - 0.4%
 2,700    Alexander & Baldwin, Inc.                                         128,736
   500    American Commercial Lines, Inc.(a)                                 23,600
 4,600    Diamondhead Casino Corp.(a)                                        11,822
 1,800    Florida East Coast Industries, Inc.                                97,020
 1,500    Freightcar America, Inc.                                           95,400
 2,800    GATX Corp.                                                        115,612
 1,600    General Maritime Corp.                                             53,344
 1,950    Genesee & Wyoming, Inc. Class A(a)                                 59,826
 1,900    Greenbrier Cos., Inc.                                              76,095
   100    Hornbeck Offshore Services, Inc.(a)                                 3,607
   300    International Shipholding Corp.(a)                                  4,620
 3,700    Kansas City Southern(a)                                            91,390
 2,100    Maritrans, Inc.                                                    51,303
 1,300    Martin Midstream Partners LP                                       40,560
 5,300    OMI Corp. New Shares                                               95,506
 2,300    Overseas Shipholding Group                                        110,239
 2,100    RailAmerica, Inc.(a)                                               22,386
 1,800    SCS Transportation, Inc.(a)                                        52,398
 1,800    Ship Finance International Ltd.                                    30,888
 2,100    Westinghouse Air Brake Technologies Corp.                          68,460
                                                                       ------------
                                                                          1,232,812
                                                                       ------------
  REAL PROPERTY - 5.2%
 4,800    AMB Property Corp.                                                260,496
 3,200    Acadia Realty Trust                                                75,360
 2,400    Affordable Residential Communities                                 25,200
   200    Alexander's, Inc.(a)                                               57,800
 1,100    Alexandria Real Estate Equities, Inc.                             104,863
 2,700    America Retirement Corp.(a)                                        69,174
   400    American Land Lease, Inc.                                          10,940
   500    American Mortgage Acceptance Co.                                    8,025
 1,800    American Real Estate Partners LP                                   82,980
   500    American Realty Investors, Inc.(a)                                  4,380
 4,400    Amerivest Properties, Inc.                                         19,448
 7,700    Annaly Mortgage Management, Inc.                                   93,478
 3,200    Anthracite Capital, Inc.                                           35,136
 2,700    Anworth Mortgage Asset Corp.                                       21,222
 4,250    Arden Realty, Inc.                                                191,803
 6,300    Associated Estates Realty Corp.                                    70,875
 4,545    AvalonBay Communities, Inc.                                       495,860
   500    Avatar Holdings, Inc.(a)(f)                                        30,500
 3,235    BRE Properties                                                    181,160
   300    BRT Realty Trust                                                    7,668
 1,000    Bedford Property Investors Inc.                                    26,930
   400    Big 5 Sporting Goods Corp.                                          7,832
   600    BioMed Realty Trust, Inc.                                          17,784
 1,000    Boykin Lodging Co.(a)                                              11,290
 4,514    Brandywine Realty Trust                                           143,365
 3,900    CB Richard Ellis Group, Inc.(a)                                   314,730
 4,300    CBL & Associates Properties, Inc.                                 182,535
   400    California Coastal Communities, Inc.(a)                            14,840
 3,557    Camden Property Trust                                             256,282
 8,100    Capital Title Group, Inc.                                          62,451
 2,500    Capstead Mortgage Corp.                                            17,625

28

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 4,000    CarrAmerica Realty Corp.                                     $    178,440
 1,100    Cedar Shopping Centers, Inc.                                       17,424
   600    CentraCore Properties Trust                                        15,030
 2,500    Colonial Properties Trust                                         125,325
 3,091    Commercial Net Lease Realty                                        72,020
 2,000    Corporate Office Properties Trust                                  91,480
 2,300    Cousins Properties, Inc.                                           76,889
 7,500    Crescent Real Estate EQT Co.                                      158,025
 5,883    Developers Diversified Realty Corp.                               322,094
 8,875    Duke Realty Corp.                                                 336,806
 1,200    Eastgroup Properties Inc.                                          56,928
   900    Education Realty Trust, Inc.                                       13,770
 1,800    Entertainment Properties Trust                                     75,564
 5,200    Equity Inns, Inc.                                                  84,240
 1,600    Equity Lifestyle Properties, Inc.                                  79,600
 2,955    Equity One, Inc.                                                   72,575
 1,400    Essex Property Trust, Inc.                                        152,222
 3,340    Federal Realty Investment Trust                                   251,168
 3,500    FelCor Lodging Trust, Inc.                                         73,850
 7,200    Fieldstone Investment Corp.                                        84,960
 1,127    First Acceptance Corp.(a)                                          14,989
 3,000    First Industrial Realty Trust, Inc.                               128,070
 1,100    First Potomac Realty Trust                                         31,075
 6,100    Forest City Enterprises, Inc. Class A                             287,615
 1,400    GMH Communities Trust                                              16,296
15,030    General Growth Properties, Inc.                                   734,516
 1,000    Getty Realty Corp.                                                 29,100
 2,400    Gladstone Commercial Corp.                                         48,600
 1,100    Glenborough Realty Trust, Inc.                                     23,925
 2,700    Glimcher Realty Trust                                              76,680
 3,200    Global Signal, Inc.                                               157,440
 4,200    Government Properties Trust, Inc.                                  40,068
   322    Grubb & Ellis Co.(a)                                                4,250
12,600    HRPT Properties Trust                                             147,924
 8,200    Health Care Property Investors, Inc.                              232,880
 3,300    Health Care REIT, Inc.                                            125,730
 3,000    Healthcare Realty Trust, Inc.                                     112,140
   100    Heartland Partners LP Class A(a)                                      172
 2,000    Heritage Property Investment Trust                                 79,180
 2,900    Highland Hospitality Corp.                                         36,859
 3,750    Highwoods Properties, Inc.                                        126,488
 2,000    Home Properties, Inc.                                             102,200
10,424    Homestore, Inc.(a)                                                 68,381
 3,805    Hospitality Properties Trust                                      166,164
20,200    Host Marriott Corp.                                               432,280
 5,700    IMPAC Mortgage Holdings, Inc.                                      54,948
 2,100    Inland Real Estate Corp.                                           34,251
 2,500    Innkeepers USA Trust                                               42,375
 2,600    Investors Real Estate Trust                                        24,804
 6,600    iStar Financial, Inc.                                             252,648
 1,900    Jones Lang LaSalle, Inc.                                          145,426
 1,400    Kilroy Realty Corp.                                               108,164
   900    LTC Properties, Inc.                                               20,934
 1,700    LaSalle Hotel Properties                                           69,700
 1,700    Lexington Corporate Properties Trust                               35,445
 4,160    Liberty Property Trust                                            196,186
 4,670    Luminent Mortgage Capital, Inc.                                    37,874
 4,800    MFA Mortgage Investments, Inc.                                     30,480
 3,400    The Macerich Co.                                                  251,430
 3,500    Mack-Cali Realty Corp.                                            168,000
 2,500    Maguire Properties, Inc.                                           91,250
 4,700    Meristar Hospitality Corp.(a)                                      48,786
 1,200    Mid-America Apartment Communities, Inc.                            65,700
 3,400    The Mills Corp.                                                    95,200
 1,100    Mission West Properties                                            12,925
 1,600    National Health Investors, Inc.                                    40,640
   600    National Health Realty, Inc.                                       11,952
 4,000    Nationwide Health Properties, Inc.                                 86,000
 3,545    New Century Financial Corp.                                       163,141
 5,900    New Plan Excel Realty Trust                                       153,046
 2,505    Newcastle Investment Corp.                                         59,920
 6,300    NorthStar Realty Finance Corp.                                     68,985
 1,700    Novastar Financial, Inc.(f)                                        56,848
 3,000    Omega Healthcare Investors, Inc.                                   42,060
   200    Origen Financial, Inc.                                              1,216
   900    Orleans Homebuilders, Inc.                                         18,234
   700    PS Business Parks, Inc.                                            39,144
 2,809    Pan Pacific Retail Properties, Inc.                               199,158
   800    Parkway Properties, Inc.                                           34,944
 2,099    Pennsylvania Real Estate Investment Trust                          92,356
 2,400    Post Properties, Inc.                                             106,800
 1,500    RAIT Investment Trust                                              42,360
 1,000    Ramco-Gershenson Properties Trust                                  30,270
 1,300    Reading International, Inc. Class A(a)                             10,543
 5,000    Realty Income Corp.                                               121,050
 4,870    Reckson Associates Realty Corp.                                   223,143
 1,500    Redwood Trust, Inc.                                                64,980
 3,500    Regency Centers Corp.                                             235,165
 2,600    SL Green Realty Corp.                                             263,900
 1,000    Saul Centers, Inc.                                                 43,910
 1,500    Saxon Capital Inc.                                                 15,660
 3,200    Senior Housing Properties Trust                                    57,920
 2,900    Shurgard Storage Centers, Inc.                                    193,227
   800    Sizeler Property Investors, Inc.                                   11,808
   900    Sovran Self Storage, Inc.                                          49,680
 2,900    Spirit Finance Corp.                                               35,380
 4,500    The St. Joe Co.                                                   282,780
 1,600    Stonemor Partners LP                                               33,456
 3,300    Strategic Hotel Capital, Inc.                                      76,824
   200    Stratus Properties, Inc.(a)                                         4,900
 1,000    Sun Communities, Inc.                                              35,350
 1,795    Sunset Financial Resources, Inc.                                   16,388
 3,200    Sunstone Hotel Investors, Inc.                                     92,704
 2,700    Tanger Factory Outlet Centers, Inc.                                92,907
 2,900    Taubman Centers, Inc.                                             120,843
 5,455    Thornburg Mortgage, Inc.(f)                                       147,612
 2,100    Toreador Resources Corp.(a)                                        65,331
 1,000    The Town & Country Trust                                           40,590
 2,100    Trammell Crow Co.(a)                                               74,886
   100    Transcontinental Realty Investors, Inc.(a)                          1,730
 7,900    Trizec Properties, Inc.                                           203,267
 3,400    Trustreet Properties, Inc.                                         51,646

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 1,300    U-Store-It Trust                                             $     26,195
 7,565    United Dominion Realty Trust, Inc.                                215,905
 1,500    Universal Health Realty Income Trust                               54,795
 1,300    Urstadt Biddle Properties, Inc.                                    22,620
   900    Urstadt Biddle Properties, Inc. Class A                            16,200
 6,500    Ventas, Inc.                                                      215,670
 2,000    Washington Real Estate Investment Trust                            72,640
 5,375    Weingarten Realty Investors                                       219,031
 1,300    Winston Hotels, Inc.                                               14,781
                                                                       ------------
                                                                         15,022,481
                                                                       ------------
  RETAIL - 2.8%
   600    1-800 Contacts, Inc.(a)                                             8,070
 3,670    1-800-FLOWERS.COM, Inc. Class A(a)                                 26,057
 3,966    99 Cents Only Stores(a)                                            53,779
 1,100    AC Moore Arts & Crafts, Inc.(a)                                    20,240
 2,275    Aaron Rents, Inc.                                                  61,812
 3,400    Abercrombie & Fitch Co. Class A                                   198,220
   600    Able Energy, Inc.(a)                                                4,632
 4,400    Advance Auto Parts                                                183,216
 1,300    Alloy, Inc.(a)                                                     17,433
 6,010    American Eagle Outfitters                                         179,459
 2,175    AnnTaylor Stores Corp.(a)                                          80,018
   200    Arden Group, Inc. Class A                                          18,586
   400    Asbury Automotive Group, Inc.(a)                                    7,888
 1,800    BJ's Wholesale Club, Inc.(a)                                       56,718
 2,400    Barnes & Noble, Inc.                                              111,000
   151    Blair Corp.                                                         6,253
   400    Bluegreen Corp.(a)                                                  5,288
 2,100    The Bombay Co., Inc.(a)                                             6,930
 1,000    The Bon-Ton Stores, Inc.                                           32,350
 4,500    Borders Group, Inc.                                               113,580
 3,297    Brightpoint, Inc.(a)                                              102,405
 2,200    Build-A-Bear Workshop, Inc.(a)                                     67,430
 2,700    Burlington Coat Factory Warehouse Corp.                           122,715
 6,000    Carmax, Inc.(a)                                                   196,080
 3,000    Casey's General Stores, Inc.                                       68,610
 5,800    Casual Male Retail Group, Inc.(a)                                  56,492
 1,950    The Cato Corp. Class A                                             46,527
 1,100    Central Garden and Pet Co.(a)                                      58,454
 1,500    Charlotte Russe Holding, Inc.(a)                                   32,100
 6,855    Charming Shoppes, Inc.(a)                                         101,934
 8,100    Chico's FAS, Inc.(a)                                              329,184
 1,605    The Children's Place Retail Stores, Inc.(a)                        92,930
 2,238    Christopher & Banks Corp.                                          51,944
 5,300    Claire's Stores, Inc.                                             192,443
 5,370    Coldwater Creek, Inc.(a)                                          149,286
 2,200    Cost Plus, Inc.(a)                                                 37,620
   200    DEB Shops, Inc.                                                     5,940
 2,899    dELiA*s, Inc.(a)                                                   27,077
 2,500    DSW, Inc. Class A(a)                                               78,300
 6,605    Dollar Tree Stores, Inc.(a)                                       182,760
 2,653    Dress Barn, Inc.(a)                                               127,211
 3,400    drugstore.com, Inc.(a)                                             10,506
 2,200    Escala Group, Inc.(a)(f)                                           57,618
 2,400    The Finish Line, Inc. Class A                                      39,480
   200    Flanigan's Enterprises, Inc.                                        1,992
 9,000    Foot Locker, Inc.                                                 214,920
 2,250    Fred's, Inc.                                                       29,835
 2,200    GameStop Corp. Class A(a)                                         103,708
 1,400    Gander Mountain Co.(a)(f)                                          13,188
 1,300    Genesco, Inc.(a)                                                   50,557
 2,400    Great Atlantic & Pacific Tea Co.(a)                                83,832
 1,500    Guitar Center, Inc.(a)                                             71,550
 2,900    Gymboree Corp.(a)                                                  75,516
 2,850    HOT Topic, Inc.(a)                                                 41,325
 4,500    Hancock Fabrics, Inc.                                              16,380
 3,800    Insight Enterprises, Inc.(a)                                       83,638
 1,365    Jo-Ann Stores, Inc.(a)(f)                                          18,373
 1,100    Kirkland's, Inc.(a)                                                 7,769
 2,200    Longs Drug Stores Corp.                                           101,816
 3,400    Men's Wearhouse, Inc.                                             122,196
 7,800    Michaels Stores, Inc.                                             293,124
 2,295    Movie Gallery, Inc.(f)                                              6,931
 6,310    O'Reilly Automotive, Inc.(a)                                      230,694
 1,200    Overstock.com, Inc.(a)(f)                                          35,784
 1,500    PC Connection, Inc.(a)                                              8,640
 3,400    PEP Boys-Manny, Moe & Jack                                         51,374
 8,700    PETsMART, Inc.                                                    244,818
 4,325    Pacific Sunwear of California, Inc.(a)                             95,842
 3,700    Pathmark Stores, Inc.(a)                                           38,702
   800    Payless Shoesource, Inc.(a)                                        18,312
 3,400    Petco Animal Supplies, Inc.(a)                                     80,138
 4,900    Pier 1 Imports, Inc.                                               56,889
   750    Pricesmart, Inc.(a)                                                 5,978
 4,800    Rent-A-Center, Inc.(a)                                            122,832
 2,000    Retail Ventures, Inc.(a)                                           29,320
27,600    Rite Aid Corp.(a)                                                 110,400
 8,700    Ross Stores, Inc.                                                 253,953
 2,600    Ruddick Corp.                                                      63,206
   200    Ruth's Chris Steak House, Inc.(a)                                   4,762
 8,000    Saks, Inc.                                                        154,400
 1,800    School Specialty, Inc.(a)                                          62,100
   900    Sharper Image Corp.(a)(f)                                          11,529
   700    Shoe Carnival, Inc.(a)                                             17,486
 2,350    Stamps.com, Inc.(a)                                                82,861
 1,700    Stein Mart, Inc.                                                   29,614
   700    Systemax, Inc.(a)                                                   5,054
 3,400    Talbots, Inc.                                                      91,358
 2,200    Texas Roadhouse, Inc. Class A(a)                                   37,598
 2,900    Too, Inc.(a)                                                       99,615
 2,700    Tractor Supply Co.(a)                                             179,118
 2,400    Tuesday Morning Corp.                                              55,416
   400    Unifirst Corp.                                                     13,288
 1,900    United Stationers, Inc.(a)                                        100,890
 7,100    Urban Outfitters, Inc.(a)                                         174,234
   500    VSI Holdings, Inc.(a)                                                   -
 1,700    Weis Markets, Inc.                                                 75,769
 2,400    West Marine, Inc.(a)                                               36,024
 4,675    The Wet Seal, Inc. Class A(a)(f)                                   31,089
 4,800    Williams-Sonoma, Inc.                                             203,520

30

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

 SHARES
   HELD   INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
  1,300   Wilsons The Leather Experts Inc.(a)                          $      5,070
  2,300   Yankee Candle Co., Inc.                                            62,951
  3,900   Zale Corp.(a)                                                     109,317
  1,500   Zumiez, Inc.(a)                                                    91,650
                                                                       ------------
                                                                          7,944,820
                                                                       ------------
  SOAPS & COSMETICS - 0.2%
  1,700   Chattem, Inc.(a)                                                   64,005
  3,600   Church & Dwight Co., Inc.                                         132,912
  1,600   Elizabeth Arden, Inc.(a)                                           37,312
  1,200   Inter Parfums, Inc.                                                23,916
  4,300   Nu Skin Enterprises, Inc. Class A                                  75,379
  1,500   Parlux Fragrances, Inc.(a)(f)                                      48,375
  3,600   Playtex Products, Inc.(a)                                          37,692
 16,792   Revlon, Inc. Class A(a)                                            53,063
    100   Steiner Leisure Ltd.(a)                                             4,050
                                                                       ------------
                                                                            476,704
                                                                       ------------
  STEEL - 0.5%
  6,500   AK Steel Holding Corp.(a)                                          97,500
    200   Ampco-Pittsburgh Corp.                                              4,000
  1,200   Carpenter Technology Corp.                                        113,424
  1,300   Chaparral Steel Co.(a)                                             84,396
  1,200   Cleveland-Cliffs, Inc.                                            104,544
  1,400   Cold Metal Products, Inc.(a)                                            1
    600   Friedman Industries                                                 5,580
  1,700   Gibraltar Industries, Inc.                                         50,082
    600   NS Group, Inc.(a)                                                  27,618
    300   Northwest Pipe Co.(a)                                               9,105
  1,705   Olympic Steel, Inc.                                                51,457
    500   Omega Flex, Inc.(a)                                                 9,525
  2,100   Oregon Steel Mills, Inc.(a)                                       107,457
  1,500   Quanex Corp.                                                       99,945
    600   Roanoke Electric Steel Corp.                                       19,380
  2,800   Ryerson, Inc.                                                      74,928
  2,750   Schnitzer Steel Industries, Inc. Class A                          117,837
    400   Shiloh Industries, Inc.(a)                                          7,700
  2,800   Steel Dynamics, Inc.                                              158,844
  2,000   Steel Technologies, Inc.                                           48,600
  4,700   Worthington Industries, Inc.                                       94,282
                                                                       ------------
                                                                          1,286,205
                                                                       ------------
  TELEPHONE - 2.4%
  1,680   Adtran, Inc.                                                       43,982
  8,700   Airspan Networks, Inc.(a)                                          58,725
  6,800   Alaska Communications Systems Group, Inc.                          82,484
 25,353   American Tower Corp. Class A(a)                                   768,703
  3,305   Applied Digital Solutions, Inc.(a)                                  9,518
    600   Applied Innovation, Inc.(a)                                         2,574
    700   Applied Signal Technology, Inc.                                    13,881
    200   Atlantic Tele-Network Inc.                                         11,400
  2,200   Autobytel, Inc.(a)                                                 10,604
  2,900   Boston Communications Group(a)                                      7,685
    800   CT Communications, Inc.                                            10,872
  2,000   Carrier Access Corp.(a)                                            12,040
  4,600   Centennial Communications Corp.                                    33,718
 12,400   Cincinnati Bell, Inc.(a)                                           56,048
  1,900   Commonwealth Telephone Enterprises, Inc.                           65,455
  2,100   Consolidated Communications Holdings, Inc.                         34,167
 12,386   Covad Communications Group, Inc.(a)                                23,905
 13,440   Crown Castle International Corp.(a)                               381,024
  3,699   D&E Communications, Inc.                                           41,577
  2,000   Ditech Communications Corp.(a)                                     20,900
 11,200   Dobson Communications Corp. Class A(a)                             89,712
    815   Equinix, Inc.(a)                                                   52,339
  7,200   Extreme Networks Inc.(a)                                           36,144
  2,100   FairPoint Communications, Inc.                                     29,022
      1   Fibernet Telecom Group, Inc.(a)                                         3
 23,500   Finisar Corp.(a)                                                  116,325
  5,900   First Avenue Networks, Inc.(a)                                     51,979
  4,500   Fusion Telecommunications International, Inc.(a)                   12,150
  3,400   General Communication Inc. Class A(a)                              41,106
  2,195   Global Crossing Ltd.(a)                                            58,167
      6   GoAmerica, Inc.(a)                                                     20
    100   Hector Communications Corp.                                         2,970
    800   HickoryTech Corp.                                                   6,744
  1,600   ID Systems, Inc.(a)                                                40,000
  3,300   IDT Corp. Class B(a)                                               36,531
  3,000   InPhonic, Inc.(a)(f)                                               20,970
  2,500   Inter-Tel, Inc.                                                    53,600
  3,200   Interdigital Communications Corp.(a)                               78,464
    300   Iowa Telecommunications Services, Inc.                              5,724
    100   j2 Global Communications, Inc.(a)                                   4,700
  3,600   Leap Wireless International, Inc.(a)                              156,924
 39,780   Level 3 Communications, Inc.(a)(f)                                206,060
168,845   Liberty Media Corp. Class A(a)                                  1,386,217
    300   NET2000 Communications, Inc.(a)                                         -
  8,800   NII Holdings, Inc.(a)                                             518,936
 13,555   NTL, Inc.                                                         394,586
 14,965   Nextel Partners, Inc. Class A(a)                                  423,809
    600   North Pittsburgh Systems, Inc.                                     14,004
  2,886   Novatel Wireless, Inc.(a)                                          25,830
    247   Optical Cable Corp.(a)                                              1,282
  3,420   Price Communications Corp.(a)                                      60,500
 29,100   Primus Telecommunications GP(a)(f)                                 22,148
  1,200   RCN Corp.(a)                                                       31,080
 14,400   Sonus Networks, Inc.(a)                                            78,912
    390   Stratos International, Inc.(a)                                      3,155
  4,200   SunCom Wireless Holdings, Inc. Class A(a)                           8,106
    700   SureWest Communications                                            16,884
  2,700   Syniverse Holdings, Inc.(a)                                        42,660
  2,933   Talk America Holdings, Inc.(a)                                     25,018
  2,900   Telephone & Data Systems, Inc.                                    114,376
  3,400   Telephone & Data Systems, Inc. (Special Shares)                   128,350
    200   Telular Corp.(a)                                                      648
  5,800   Terremark Worldwide, Inc.(a)                                       49,300
  7,000   Time Warner Telecom, Inc. Class A(a)                              125,650
      4   Trinsic, Inc.(a)                                                        2
    175   Tut Systems, Inc.(a)                                                  544
  5,500   US Cellular Corp.(a)                                              326,480

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
   500    US LEC Corp. Class A(a)                                      $      1,340
 1,600    USA Mobility, Inc.                                                 45,568
 5,400    Ubiquitel, Inc.(a)                                                 54,540
 1,700    Ulticom, Inc.(a)                                                   18,275
 6,000    Utstarcom, Inc.(a)                                                 37,740
 3,800    Valor Communications Group, Inc.                                   50,008
 1,500    Warwick Valley Telephone Co.                                       32,400
                                                                       ------------
                                                                          6,827,264
                                                                       ------------
 TIRES & RUBBER GOODS - 0.1%
   200    American Biltrite, Inc.(a)                                          2,296
 1,100    Bandag, Inc.                                                       46,057
 1,900    Carlisle Cos., Inc.                                               155,420
 1,000    SRI/Surgical Express, Inc.(a)                                       5,890
                                                                       ------------
                                                                            209,663
                                                                       ------------
  TOBACCO - 0.1%
 5,100    Alliance One International, Inc.                                   24,786
 4,100    Loews Corp. - Carolina Group                                      193,807
 1,000    M&F Worldwide Corp.(a)                                             14,280
   900    Schweitzer-Mauduit International, Inc.                             21,600
 1,845    Universal Corp.                                                    67,841
 4,160    Vector Group Ltd.                                                  79,290
                                                                       ------------
                                                                            401,604
                                                                       ------------
  TRAVEL & RECREATION - 2.1%
 4,038    All-American SportPark, Inc.(a)                                     1,252
 1,200    Ambassadors Group, Inc.                                            30,480
 1,300    Amerco, Inc.(a)                                                   128,661
   100    American Classic Voyages Co.(a)                                         -
 3,800    Ameristar Casinos, Inc.                                            98,002
 2,200    Aztar Corp.(a)                                                     92,378
 3,000    Bally Technologies, Inc.(a)                                        50,970
 4,800    Bally Total Fitness Holding Corp.(a)                               44,976
 5,000    Boyd Gaming Corp.                                                 249,700
   600    Buckhead America Corp.(a)                                               6
 2,600    CKX, Inc.(a)                                                       33,982
 4,200    Callaway Golf Co.                                                  72,240
 2,400    Cedar Fair, LP                                                     70,200
 4,800    Choice Hotels International, Inc.                                 219,744
 1,800    Dick's Sporting Goods, Inc.(a)                                     71,406
 1,500    Dollar Thrifty Automotive Group(a)                                 68,100
 2,944    Dover Downs Gaming & Entertainment, Inc.                           64,061
 5,600    Empire Resorts, Inc.(a)                                            28,952
20,777    Expedia, Inc.(a)                                                  421,150
 1,000    Full House Resorts, Inc.(a)                                         3,250
   300    Great Wolf Resorts, Inc.(a)                                         3,477
   800    Hudson Hotels Corp.(a)                                                  8
12,000    Jameson Inns, Inc.(a)                                              29,400
 1,392    K2, Inc.(a)                                                        17,470
 1,500    Kerzner International Ltd.(a)                                     116,730
21,200    Las Vegas Sands Corp.(a)                                        1,201,192
 1,100    Life Time Fitness, Inc.(a)                                         51,535
17,600    MGM Mirage(a)                                                     758,384
 3,400    MTR Gaming Group, Inc.(a)                                          35,020
   900    Marcus Corp.                                                       17,955
   600    Marine Products Corp.                                               6,594
 2,300    Mikohn Gaming Corp.(a)                                             22,011
 1,100    Monarch Casino & Resort, Inc.(a)                                   31,229
 2,200    Multimedia Games, Inc.(a)(f)                                       32,736
 2,100    Orient Express Hotels Ltd. "A"                                     82,383
 3,400    Pinnacle Entertainment, Inc.(a)                                    95,778
 2,300    President Casinos, Inc.(a)                                            230
   300    Red Lion Hotels Corp.(a)                                            3,990
 1,200    Rent-Way, Inc.(a)                                                   8,652
14,200    Royal Caribbean Cruises Ltd.                                      596,684
 3,350    SCP Pool Corp.                                                    157,148
 5,500    Scientific Games Corp. Class A(a)                                 193,215
 2,643    Shuffle Master, Inc.(a)                                            94,461
 6,900    Silverleaf Resorts, Inc.(a)                                        20,700
 5,300    Six Flags, Inc.(a)(f)                                              53,954
   200    Sonesta International Hotels Class A                                5,050
 2,300    Speedway Motorsports, Inc.                                         87,883
 1,592    The Sports Authority, Inc.(a)                                      58,745
 3,600    Station Casinos, Inc.                                             285,732
 1,200    Stellent, Inc.                                                     14,232
 3,700    Sunterra Corp.(a)                                                  52,836
 1,400    Travelzoo, Inc.(a)(f)                                              27,412
 1,700    Vail Resorts, Inc.(a)                                              64,974
 1,800    WMS Industries, Inc.(a)                                            54,180
                                                                       ------------
                                                                          6,031,490
                                                                       ------------
  TRUCKING & FREIGHT - 1.0%
 1,500    Arkansas Best Corp.                                                58,680
   300    BancTrust Financial Group, Inc.                                     6,645
 9,300    CH Robinson Worldwide, Inc.                                       456,537
 1,700    CNF, Inc.                                                          84,898
 2,550    Celadon Group, Inc.(a)                                             55,819
 1,100    Central Freight Lines, Inc.(a)                                      2,145
   900    Covenant Transport, Inc. Class A(a)                                13,140
 5,705    Expeditors International Washington, Inc.                         492,855
 1,900    Forward Air Corp.                                                  70,851
   800    Frozen Food Express Industries(a)                                   8,360
 2,000    HUB Group, Inc. Class A(a)                                         91,160
 4,581    Heartland Express, Inc.                                            99,820
 7,100    Hythiam, Inc.(a)                                                   65,249
 9,400    JB Hunt Transport Services, Inc.                                  202,476
 4,500    Knight Transportation, Inc.                                        88,875
 6,610    Laidlaw International, Inc.                                       179,792
 4,400    Landstar System, Inc.                                             194,128
 1,237    Marten Transport Ltd.(a)                                           22,377
 2,062    Old Dominion Freight Line Inc.(a)                                  55,571
   400    PAM Transportation Services(a)                                      9,860
 2,200    Pacer International, Inc.                                          71,896
 1,100    Quality Distribution, Inc.(a)                                      14,333
 3,300    Sirva, Inc.(a)                                                     28,149
 4,670    Swift Transportation Co., Inc.(a)                                 101,479
 1,700    US Xpress Enterprises, Inc. Class A(a)                             33,099
 1,900    USA Truck, Inc.(a)                                                 46,778

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2006

SHARES
  HELD    INDUSTRY/ISSUE                                                      VALUE
-----------------------------------------------------------------------------------
 4,200    UTI Worldwide, Inc.                                          $    132,720
   400    Universal Truckload Services, Inc.(a)                              10,020
 1,800    Wabash National Corp.                                              35,550
 4,400    Werner Enterprises, Inc.                                           80,828
 1,629    Yellow Roadway Corp.(a)                                            62,000
                                                                       ------------
                                                                          2,876,090
                                                                       ------------
          TOTAL COMMON STOCKS
          (Cost - $166,018,739) - 84.1%                                 240,864,916
                                                                       ------------
                 PREFERRED STOCKS

TELEPHONE - 0.0%
    50    ATSI Communications, Inc. Series H(a)(g)                               19
                                                                       ------------
          TOTAL PREFERRED STOCKS
          (Cost - $200) - 0.0%                                                   19
                                                                       ------------
                 RIGHTS

REAL PROPERTY - 0.0%
   529    Winthrop Realty Trust(h)                                                -
                                                                       ------------
          TOTAL RIGHTS
          (Cost - $0) - 0.0%                                                      -
                                                                       ------------

                 WARRANTS(D)

TELEPHONE - 0.0%
   121    Optical Cable Corp. (expires 10/24/2007)                               37
                                                                       ------------
          TOTAL WARRANTS
          (Cost - $0) - 0.0%                                                     37
                                                                       ------------

INTEREST/
SHARES HELD
-----------
                 OTHER INTERESTS(e)

ENERGY & UTILITIES - 0.0%
        600   PetroCorp Incorporated (Escrow Shares)                              -
                                                                       ------------

              TOTAL OTHER INTERESTS
              (Cost - $0) - 0.0%                                                  -
                                                                       ------------

                 SHORT-TERM SECURITIES

$34,855,361   Merrill Lynch Liquidity Series, LLC
                Cash Sweep Series I, 4.56%(b)(j)                       $ 34,855,361
 17,945,964   Merrill Lynch Liquidity Series, LLC
                Money Market Series, 4.75%(b)(c)(j)                      17,945,964
                                                                       ------------
              TOTAL SHORT-TERM SECURITIES
              (Cost - $52,801,325) - 18.4%                               52,801,325
                                                                       ------------
              TOTAL INVESTMENTS
              (Cost - $218,820,264+) - 102.5%                           293,666,297
              Liabilities in Excess of Other Assets - (2.5%)             (7,166,616)
                                                                       ------------
              NET ASSETS - 100.0%                                      $286,499,681
                                                                       ============

(+) The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

BENEFICIAL
  INTEREST    INDUSTRY/ISSUE                                                  VALUE
-----------------------------------------------------------------------------------
   Aggregate cost                                                      $219,695,699
                                                                       ============
   Gross unrealized appreciation                                       $ 85,762,731
   Gross unrealized depreciation                                        (11,792,133)
                                                                       ------------
   Net unrealized appreciation                                         $ 73,970,598
                                                                       ============

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, were as follows:

 AFFILIATE                                 NET ACTIVITY             INTEREST INCOME
-----------------------------------------------------------------------------------
Merrill Lynch Liquidity Series,
  LLC Cash Sweep Series I                   $17,248,895                    $276,366
Merrill Lynch Liquidity Series,
  LLC Money Market Series                   $ 3,118,830                    $ 39,024

(c) Security was purchased with the cash proceeds from securities loans.

(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income-producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.

(f) Security, or a portion of security, is on loan.

(g) Convertible security.

(h) The rights may be exercised until April 14, 2006.

(i) Depositary receipts.

(j) Variable rate security.

Financial futures contracts purchased as of March 31, 2006, were as follows:

NUMBER OF                            EXPIRATION            FACE           UNREALIZED
CONTRACTS     ISSUE                        DATE           VALUE         APPRECIATION
------------------------------------------------------------------------------------
       41     Russell 2000 Index      June 2006     $15,187,274           $  634,626
       73     S&P MidCap 400 Index    June 2006      28,391,910              749,690
                                                                          ----------
TOTAL UNREALIZED APPRECIATION - NET                                       $1,384,316
                                                                          ==========

For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

                 DIRECTORS    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
              UNDERWRITER,    San Antonio, Texas 78265-9825
           AND DISTRIBUTOR

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                 CUSTODIAN    JP Morgan Chase
                              4 Chase MetroTech, 18th Floor
                              Brooklyn, New York 11245

                ACCOUNTING    State Street Bank & Trust Company
                     AGENT    500 College Road East
                              Princeton, New Jersey 08540

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

                 TELEPHONE    Call toll free - Central time
          ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

            FOR ADDITIONAL    (800) 531-8181
         INFORMATION ABOUT    For account servicing, exchanges,
              MUTUAL FUNDS    or redemptions (800) 531-8448

           RECORDED MUTUAL    24-hour service (from any phone)
         FUND PRICE QUOTES    (800)531-8066

               MUTUAL FUND    (from touch-tone phones only)
            USAA TOUCHLINE    For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800)531-8777

           INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48481-0506                                  (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MAY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MAY 23, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MAY 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.